      As Filed with the Securities and Exchange Commission on April 29, 1997.


                                                      Registration No. 33--28889
                                                                        811-5817

--------------------------------------------------------------------------------
                       Securities and Exchange Commission
                             Washington, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-4

             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 13

                                     and/or
         Registration Statement Under the Investment Company Act of 1940

                                Amendment No. 14




                CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                              330 University Avenue
                             Toronto, Canada M5G 1R8
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (416) 597-1456

                                  Roy W. Linden
                              330 University Avenue
                             Toronto, Canada M5G 1R8
                     (Name and Address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire

                     Sutherland, Asbill, & Brennan, L.L.P.

                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2404

                 It is proposed that this filing will become effective:


                             immediately upon filing pursuant to paragraph (b)
                         ---
                          X  on May 1, 1997 pursuant to paragraph (b)
                         ---
                             60 days after filing pursuant to paragraph (a)(i)
                         ---
                             on pursuant to paragraph (a)(i)
                         ---
                             75 days after filing pursuant to paragraph (a)(ii)
                         ---
                             on pursuant to paragraph (a)(ii) of Rule 485
                         ---


                 If appropriate check the following box:
                             this Post-Effective Amendment designates a
                         --- new effective date for a new effective date for a
                             previously filed Post-Effective Amendment.


Pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite number of shares. The Registrant will file a Rule 24f-2 Notice before June 30, 1997 for its most recent fiscal year ended December 31, 1996.

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                   Showing Location in Part A (Prospectus) and
          Part B (Statement of Additional Information) of Registration
                  Statement of Information Required By Form N-4



                                     PART A

ITEM OF FORM N-4                                               PROSPECTUS CAPTION
1.   Cover Page                                                Cover Page

2.   Definitions                                               DEFINITIONS

3.   Synopsis                                                  SUMMARY

4.   Condensed Financial Information                           CONDENSED FINANCIAL INFORMATION

5.   General Description of Registrant,
     Depositor and Portfolio Companies
     a.  Depositor                                             THE COMPANY
     b.  Registrant                                            The Variable Account
     c.  Portfolio Company                                     The Fund
     d.  Fund Prospectus                                       The Fund
     e.  Voting Rights                                         VOTING RIGHTS
     f.  Administrators                                        N/A

6.   Deductions and Expenses                                   Charges Against the Policy, Variable Account, & Fund
     a.  General                                               Charges Against the Policy, Variable Account, & Fund
     b.  Sales Load %                                          Charges Against the Policy, Variable Account, & Fund -
                                                               Surrender Charge
     c.  Special Purchase Plan                                 N/A
     d.  Commissions                                           DISTRIBUTION OF POLICIES
     e.  Expenses - Registrant                                 Charges Against the Policy, Variable Account, & Fund
     f.  Fund Expenses                                         Charges Against the Policy, Variable Account, & Fund -
                                                               Other Charges Including Investment Management Fees
     g.  Organizational Expenses                               N/A

7.   General Description of Variable
     Annuity Contracts
     a.  Persons With Rights                                   DEFINITIONS - Owner, Joint Owner;  Payment of Proceeds; Payment
                                                               Options; Partial Withdrawals; Other Policy Provisions;
                                                               VOTING RIGHTS
     b.  (i)  Allocation of Premium Payments                   Premiums
         (ii) Transfers                                        Transfers; Payment of Benefits, Partial Withdrawals, Cash
                                                               Surrenders, &
                                                               Transfers - Postponement
         (iii) Exchanges                                       N/A
     c.  Changes                                               Reserved Rights
     d.  Inquiries                                             SUMMARY - Questions

8.   Annuity Period                                            Payment Options

9.   Death Benefit                                             Payment of Proceeds; Payment of Benefits, Partial Withdrawals, Cash
                                                               Surrenders, & Transfers - Postponement; Payment Options

10.  Purchases and Contract Value
     a.  Purchases                                             Premiums
     b.  Valuation                                             Variable Account Value
     c.  Daily Calculation                                     Variable Account Value
     d.  Underwriter                                           DISTRIBUTION OF POLICIES

11.  Redemptions
     a.  - By Owners                                           Payment of Proceeds - Proceeds on Surrender;  Partial Withdrawals;
                                                               Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                               Transfers - Postponement
         - By Annuitant                                        Payment of Proceeds - Proceeds on Death of Last Surviving Annuitant
                                                               Before Annuity Date or Maturity Date; Payment Options
     b.  Texas ORP                                             RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
     c.  Check Delay                                           Payment of Benefits, Partial Withdrawals, Cash Surrenders, &
                                                               Transfers - Postponement
     d.  Lapse                                                 Premiums - Termination
     e.  Free Look                                             Ten Day Right to Examine the Policy

12.  Taxes                                                     Charges Against the Policy, Variable Account, & Fund - Taxes;
                                                               FEDERAL TAX STATUS

13.  Legal Proceedings                                         LEGAL PROCEEDINGS

14.  Table of Contents of the Statement of                     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
     Additional Information


                                                               PART B

ITEM OF FORM N-4                                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
----------------                                               -------------------------------------------


15.  Cover Page                                                Cover Page

16.  Table of Contents                                         STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

17.  General Information and History                           See Prospectus - THE COMPANY;  THE VARIABLE ACCOUNT AND THE FUND

18.  Services
     a.  Fees and Expenses of Registrant                       N/A
     b.  Management Contract                                   N/A
     c.  Custodian                                             SAFEKEEPING OF ACCOUNT ASSETS

     d.  Independent Public Accountant                         EXPERTS
     e.  Assets of Registrant                                  SAFEKEEPING OF ACCOUNT ASSETS
     f.  Affiliated Persons                                    N/A
     g.  Principal Underwriter                                 See Prospectus - DISTRIBUTION OF POLICIES

19.  Purchase of Securities Being Offered                      See Prospectus - DISTRIBUTION OF POLICIES

20.  Underwriter                                               See Prospectus - DISTRIBUTION OF POLICIES

21.  Calculation of Performance Data                           CALCULATION OF YIELDS AND TOTAL RETURNS

22.  Annuity Payments                                          See Prospectus - Payment Options

23.  Financial Statements                                      FINANCIAL STATEMENTS

                                     PART A



                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
    ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339

--------------------------------------------------------------------------------
                              PHONE: 1-800-905-1959
--------------------------------------------------------------------------------



                                   PROSPECTUS
                           VARIABLE ANNUITY ACCOUNT 1
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This Prospectus describes the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of America ("we," "our," or "us"), a stock life insurance company domiciled in Michigan which is a wholly-owned subsidiary of The Canada Life Assurance Company. The policy is designed for use in connection with retirement plans which may or may not qualify for special federal income tax treatment. The owner ("you") may allocate net premiums when paid and policy value among the twenty-two sub-accounts of the Canada Life of America Variable Annuity Account 1 (the "Variable Account") and the Fixed Account or both. The Fixed Account guarantees a minimum fixed rate of interest for specified periods of time, currently one year, three years, five years, seven years and ten years (each a "Guarantee Period"). The Fixed Account is part of our general account and may not be available in all states.

Assets of each sub-account are invested in a corresponding portfolio of Canada Life of America Series Fund, Inc. ("CLASF"); Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II"); Seligman Portfolios, Inc. ("Seligman"); Dreyfus Variable Investment Fund ("Dreyfus"); The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible"); The Alger American Fund ("Alger American"); The Montgomery Funds III ("Montgomery"); or Berger Institutional Products Trust ("Berger Trust"). The policy value prior to the annuity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio of the Funds in which your elected sub-accounts are invested. You bear the entire investment risk on amounts allocated to the Variable Account. Except in the case of the one year Guarantee Period, policy value and other values provided by this policy, when based on the Fixed Account, are subject to a Market Value Adjustment, the operation of which may result in downward adjustments of amounts withdrawn, surrendered, or transferred, but net premiums and policy value allocated to the Fixed Account are guaranteed to earn interest at an annual rate of at least three percent.

This Prospectus sets forth basic information about the policy, the Variable Account, and the Fixed Account that a prospective investor ought to know before investing. Additional information about the policy and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is included in this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling us at the address or phone number shown above.


 PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS
     PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUND.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
    AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
         PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
            REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE POLICIES AND SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER
    AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE
         NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION,
          REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.


                   The date of this Prospectus is May 1, 1997.

TABLE OF CONTENTS



                                                           Page

DEFINITIONS..................................................5

SUMMARY......................................................8
TABLE OF EXPENSES...........................................12
CONDENSED FINANCIAL INFORMATION.............................16
THE COMPANY.................................................20
THE VARIABLE ACCOUNT AND THE FUNDS..........................20
     The Variable Account...................................20
     The Funds..............................................21
         Money Market.......................................21
         Managed............................................22
         Bond...............................................22
         Value Equity.......................................22
         International Equity...............................22
         Capital............................................22
         Fidelity VIP Growth................................22
         Fidelity VIP High Income...........................23
         Fidelity VIP Overseas..............................23
         Fidelity  VIP II Asset Manager.....................23
         Fidelity VIP II Index 500..........................23
         Seligman Communications and Information............23
         Seligman Frontier..................................24
         Dreyfus Growth and Income..........................24
         Dreyfus Socially Responsible.......................24
         Alger American Small Capitalization................25
         Alger American Growth..............................25
         Alger American MidCap Growth.......................25
         Alger American Leveraged AllCap....................25
         Montgomery Variable Series Emerging Markets........26
         Berger Institutional Products Trust................26
     Reserved Rights........................................26
     Change in Investment Policy............................26
     The Fixed Account......................................27
               Guarantee Amount.............................27
               Guarantee Periods............................27
               Market Value Adjustment......................28
DESCRIPTION OF ANNUITY POLICY...............................29
     Ten Day Right To Examine Policy........................29
     Premiums...............................................29
         Initial Premium....................................29
         Additional Premiums................................30
         Wire Transmittal Privilege.........................30
         Electronic Data Transmission
           of Application Information.......................30
         Net Premium Allocation
         Termination........................................31
     Variable Account Value.................................31
         Units..............................................31
         Unit Value.........................................32
         Net Investment Factor..............................32
     Transfers..............................................32
         Transfer Privilege.................................32
         Telephone Transfer Privilege.......................32
         Dollar Cost Averaging Privilege....................33
         Restrictions on Transfers from Fixed Account.......33
         Transfer Processing Fee............................33
     Payment of Proceeds....................................34
         Proceeds...........................................34
         Proceeds on Annuity Date or Maturity Date..........34
         Proceeds on Surrender..............................34
         Proceeds on Death of Last Surviving  Annuitant Before
           Annuity Date or Maturity Date(The Death Benefit).35
         Proceeds on Death of Any Owner Before
           or After Annuity Date or Maturity Date...........36
         Interest on Proceeds ..............................36
     Partial Withdrawals....................................37
         Systematic Withdrawal Privilege....................37

     Portfolio Rebalancing..................................38
     Loans..................................................38
     Payment of Benefits, Partial Withdrawals,
         Cash Surrenders and Transfers - Postponement.......39
     Charges Against the Policy, Variable
        Account, and Funds..................................40
         Surrender Charge...................................40
         Policy Administration Charge.......................40
        Transfer Processing Fee.............................41
        Annualized Mortality and Expense Risk Charge........41
        Waiver of Surrender Charges.........................42
        Reduction or Elimination of Surrender Charges.......42
        Reduction or Elimination of Policy
         Administration Charge .............................43
        Taxes  .............................................43
        Other Charges Including Investment Advisory Fees....43
     Payment Options........................................43
        Election of Options.................................43
        Description of Payment Options......................44
        Payment Dates.......................................44
        Age and Survival of Payee...........................44
        Death of Payee......................................44
     Other Policy Provisions................................44
        Owner or Joint Owner................................44
        Beneficiary.........................................45
        Written Notice......................................45
        Periodic Reports....................................45
        Assignment..........................................45
        Modification........................................46
YIELDS AND TOTAL RETURNS....................................46
TAX DEFERRAL................................................47
FEDERAL TAX STATUS..........................................48
     Introduction...........................................48
     The Company's Tax Status...............................48
     Tax Status of the Policy...............................49
        Diversification Requirements........................49
        Required Distributions..............................49
     Taxation of Annuities..................................50
        In General..........................................50
        Withdrawals/Distributions...........................50
        Annuity Payments....................................50
        Taxation of Death Benefit Proceeds..................51
        Penalty Tax on Certain Withdrawals..................51
     Transfers, Assignments, or Exchanges of a Policy.......51
     Withholding............................................52
     Multiple Policies......................................52
     Possible Tax Changes...................................52
     Taxation of Qualified Plans............................52
        Individual Retirement Annuities and
            Simplified Employee Pensions (SEP/IRAs).........53
        Minimum Distribution Requirements ("MDR") for IRA's.53
        Corporate and Self-Employed (H.R.10 and
            Keogh) Pension and Profit-Sharing Plans.........54
        Deferred Compensation Plans.........................54
        Tax-Sheltered Annuity Plans.........................54
     Other Tax Consequences.................................54
RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM..........................................55
DISTRIBUTION OF POLICIES....................................55
LEGAL PROCEEDINGS...........................................55
VOTING RIGHTS...............................................55
FINANCIAL STATEMENTS........................................56
STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS.....57
APPENDIX A: STATE PREMIUM TAXES.............................58

                                   DEFINITIONS


ADMINISTRATIVE OFFICE: Our office at the address shown on page 1 of the Prospectus.

ANNUITANT: Any natural person whose life is used to determine the duration of any payments made under a payment option involving life contingencies. The term annuitant also includes any co-annuitant, a term used to refer to more than one annuitant.

ANNUITY DATE: The date when the policy value will be applied under an annuity payment option.

BENEFICIARY: The person to whom we will pay the proceeds payable on your death or the death of the last surviving annuitant..

CASH SURRENDER VALUE: The policy value less: 1) any applicable surrender charge;
2) the policy administration charge; and 3) any applicable market value adjustment.

CO-ANNUITANT: A term used solely for the purpose of referring to more than one annuitant. There is no other distinction between the terms annuitant and co-annuitant. A co-annuitant: 1) is allowed but not required under a non-qualified policy and 2) is not allowed under a qualified policy and any designation of a co-annuitant under a qualified policy will be of no effect .


COMPANY: Canada Life Insurance Company of America.

DUE PROOF OF DEATH: Proof of death that is satisfactory to us. Such proof may consist of: 1) a certified copy of the death certificate; and/or 2) a certified copy of the decree of a court of competent jurisdiction as to the finding of death.


EFFECTIVE DATE: The date we accept your application and apply your initial premium.

FIXED ACCOUNT: Part of our general account that provides a Guaranteed Interest Rate for a specified Guarantee Period. This account is not part of and does not depend on the investment performance of the Variable Account.

FUNDS: The Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III,; and the Berger Trust.

GUARANTEE AMOUNT: Before the Annuity Date, the amount equal to that part of any net premium allocated to or policy value transferred to the Fixed Account for a designated Guarantee Period with a particular expiration date (including interest thereon) less any withdrawals (including any applicable surrender charges, any applicable Market Value Adjustment and any applicable premium tax charge) or transfers (including any applicable Market Value Adjustments) therefrom.

GUARANTEE PERIOD: A specific number of years for which we agree to credit a particular effective annual rate of interest. We currently offer Guarantee Periods of one, three, five, seven and ten years.

GUARANTEED INTEREST RATE: The applicable effective annual rate of interest that we will pay on a Guarantee Amount. The Guaranteed Interest Rate will be at least three percent per year.

JOINT OWNER: A term used solely for the purpose of referring to more than one owner. There is no other distinction between the terms owner and joint owner.


LAST SURVIVING ANNUITANT: The annuitant or co-annuitant that survives the other.

MARKET VALUE ADJUSTMENT: A positive or negative adjustment that may apply to any portion of a Guarantee Amount upon the surrender, withdrawal, or transfer of such portion of the Guarantee Amount before the expiration of the Guarantee Period applicable to that Guarantee Amount.

MATURITY DATE: The first day of the month after last surviving annuitant's 100th birthday.


NET PREMIUMS: The premium paid less any premium tax deducted in the year the premium is paid.


NONQUALIFIED POLICY: A policy that is not a "qualified" policy under the Internal Revenue Code of 1986, as amended (the "Code").See "FEDERAL TAX STATUS".


OWNER: The owner is entitled to exercise all rights and privileges provided the owner in the policy. The term owner also includes any joint owner.


PAC: Pre-authorized check, including electronic fund transfers.


POLICY: One of the flexible premium variable deferred annuity policies offered by this Prospectus.

POLICY VALUE: The sum of the Variable Account value and the Fixed Account value.

POLICY DATE, YEARS, MONTHS, and ANNIVERSARIES: Are measured from the policy date shown in the "Policy Details" of the policy.


QUALIFIED POLICY: A policy that is issued in connection with plans that receive special federal income tax treatment under sections 401, 403(a), 403(b), 408 or 457 of the Code. See "FEDERAL TAX STATUS" .

SUB-ACCOUNT(S): The Variable Account is divided into twenty-two sub-accounts. The assets of the sub-accounts are invested in the corresponding portfolios of the Funds.


UNIT: A unit is a measurement used in the determination of the policy's Variable Account value before the annuity date or maturity date.


VALUATION DAY: Each day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period beginning at the close of business on a valuation day and ending at the close of business on the next succeeding valuation day. The close of business is when the New York Stock Exchange closes (usually at 4:00 p.m. Eastern Time).

VARIABLE ACCOUNT: The Canada Life of America Variable Annuity Account 1.


WE, OUR, and US: Canada Life Insurance Company of America.


WRITTEN NOTICE: See the "Written Notice" provision in the "Other Policy Provisions" section of this Prospectus.



YOU or YOUR: The owner.  See the definitions of "Owner" and "Joint Owner" above.

                                     SUMMARY

TEN DAY RIGHT TO EXAMINE POLICY


You have ten days after you receive the policy to decide if the policy meets your needs (except in California you have 30 days if you are over age 60, and in Idaho and North Dakota you have 20 days), and if the policy does not meet your needs to return the policy to our Administrative Office. We will promptly return either the policy value (where allowed by law); or in states which do not allow return policy value, we will return the full premium paid, without interest and less the amount of any partial withdrawals, within seven days. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.



PREMIUMS


The minimum initial premium is $5,000 ($2,000 if the policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRA's). However, the minimum initial premium is $100 ($50 if the policy is an Individual Retirement Annuity) if submitted with a pre-authorized check ("PAC") agreement. You may make additional premium payments during any annuitant's lifetime and before the annuity date or maturity date. The minimum additional premium is $1,000, or $100 per month if paid by PAC (or $50 per month if paid by PAC if the policy is an Individual Retirement Annuity). Our prior approval is required before your total premiums paid exceed $1,000,000. You may allocate your net premiums among the sub-accounts of the Variable Account and the Fixed Account. See "Premiums".



THE VARIABLE ACCOUNT


The Variable Account is a separate investment account consisting of twenty two sub-accounts. The policy value before the annuity date or maturity date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios of the Fund in which your elected sub-accounts are invested. See "The Variable Account".



THE FUNDS


The assets of each sub-account are invested in the corresponding portfolio of the Funds. The Funds currently offer twenty-two portfolios available for investment under the policy: Money Market; Managed; Bond; Value Equity (formerly known as Equity); International Equity; Capital; Fidelity VIP Growth; Fidelity VIP High Income; Fidelity VIP Overseas; Fidelity VIP II Asset Manager; Fidelity VIP II Index 500; Seligman Communications and Information; Seligman Frontier; Dreyfus Growth and Income; Dreyfus Socially Responsible; Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; Alger American Leveraged AllCap; Montgomery Variable Series Emerging Markets; Montgomery Variable Series Growth Fund; and Berger/BIAM IPT - International Fund. The Funds are diversified, open-end investment companies. See "The Funds".




THE FIXED ACCOUNT


The Fixed Account is not part of and does not depend on the investment performance of the Variable Account. Under the Fixed Account you may allocate all or a portion of net premium payments and transfer policy value among several Guarantee Periods selected by you. We currently offer Guarantee Periods with durations of one, three, five, seven, and ten years. If the amount allocated or transferred remains in a Guarantee Period until the expiration date of a Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied on an annually compounded basis, by its Guaranteed Interest Rate. Except for the one year guarantee period any surrender, withdrawal, or transfer made before the expiration of a Guarantee Period will be subject to a Market Value Adjustment that may increase or decrease the Guarantee Amount (or portion thereof) being surrendered, withdrawn or transferred. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be more or less than the Guarantee Amount at the time of the transaction. However, the Market Value Adjustment will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year. The Market Value Adjustment does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period (See "THE FIXED ACCOUNT - Market Value Adjustment").



TRANSFERS


You may transfer all or part of an amount in a sub-account or the Fixed Account to another sub-account(s) or the Fixed Account, subject to certain restrictions. See "Transfers".



DEATH BENEFIT


If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), we will pay the beneficiary a death benefit.


   THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR
    SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE
               JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

         If we receive such due proof during the first five years, the death benefit is the greater of:

                  1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

                  2. the policy value on the date we receive due proof of the last surviving annuitant's death.

         If we receive such due proof after the first five policy years, the death benefit is the greatest of:

                  1.       item "1" above; or

                  2.       item "2" above; or

                  3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

        If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above. However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.


        THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.

        If we receive such due proof during the first seven policy years, the death benefit is the greater of:

                  1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

                  2. the policy value on the date we receive due proof of the last surviving annuitant's death.


         If we receive such due proof after the first seven policy years, the death benefit is the greatest of:

                  1.       item "1." above; or
                  2.       item "2." above; or

                  3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.).
                           No further step-ups in Death Benefit will occur after the age of 80.


         THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.

         If we receive such due proof during the first five policy years, the death benefit is the greater of:

                  1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

                  2. the policy value on the date we receive due proof of the last surviving annuitant's death.

         If we receive such due proof after the first five policy years, the death benefit is the greatest of:

                  1.       item "1" above; or

                  2.       item "2" above; or

                  3. the policy value at the end of the most recent 5 year policy period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 year policy period: a) less any partial withdrawals, including applicable surrender charges;
                           b) less any incurred taxes; and c) plus any premiums paid. The 5 year policy periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

No death benefit is payable if the policy is surrendered before the last surviving annuitant's death.

See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date".




PARTIAL WITHDRAWALS AND CASH SURRENDERS


You may withdraw part or all of the cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date, subject to certain limitations. See "The Fixed Account", "Partial Withdrawals" and "Proceeds on Surrender". Partial withdrawals and cash surrenders may be subject to federal income tax, including a penalty tax.
See "FEDERAL TAX STATUS".



POLICY CHARGES

     No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made. For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order:

                                                                                                          SURRENDER CHARGE
     1. Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy year, PLUS.........................................................None
     2. Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy year, PLUS............................................ None
     3. Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a  policy year, PLUS......................................................................................... None

     4. Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time....................................................................................................None
     5. Premiums subject to a surrender charge:
          For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered: (For 5 years from the date of payment, each premium is subject to a 6% surrender
           charge.  After the 5th year, no surrender charge will apply to such payment)..................................6%
          For policies issued after April 30, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered:

                   Policy Years Since Premium Was Paid
                   -----------------------------------
                   Less than 1...........................................................................................6%
                   At least 1, but less than 2...........................................................................6%
                   At least 2, but less than 3...........................................................................5%
                   At least 3, but less than 4...........................................................................5%
                   At least 4, but less than 5...........................................................................4%
                   At least 5, but less than 6...........................................................................3%
                   At least 6, but less than 7...........................................................................2%
                   At least 7..........................................................................................None




See "Surrender Charge".

We deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the surrender occurs on the policy anniversary. See "Policy Administration Charge".

At each valuation period, we also deduct a daily administration fee at an effective annual rate of 0.15% from the assets of the Variable Account. See "Daily Administration Fee".

The first 12 transfers during each policy year are free under our current Company policy, which we reserve the right to change. Although the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. See "Transfer Processing Fee".

We deduct a mortality and expense risk charge at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25%. This charge is not made after the annuity date or maturity date, or against any amounts in the Fixed Account. See "Annualized Mortality and Expense Risk Charge".

We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes from either: a) the premium when paid; or b) the policy value when it is applied under a payment option, cash surrender value or partial withdrawal. See "Taxes".

Each portfolio of the Funds in which the Variable Account invests is responsible for its own expenses. In addition, charges for investment advisory services are charged daily from each portfolio of each fund. See "Other Charges Including Investment Advisory Fees" and the attached "PROSPECTUSES FOR THE FUNDS."


LOANS


The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA (Employee Retirement Income Security Act of 1974, as amended). If offered, owners of such policies may obtain loans using the policy as the only security for the loan, and the effective cost of a policy loan would be 2% per year of the amount borrowed. See "Loans".



ANNUITY DATE, MATURITY DATE AND PAYMENT OPTIONS


On the annuity date, we will apply the policy value under a Payment Option 1, unless you have elected to receive the cash surrender value in a lump sum, or pursuant to a mutually agreed upon payment option, Payment Option 2. Payments under these payment options do not depend on the Variable Account's investment performance. The proceeds we will pay on the maturity date is the policy value. The payment options are: 1) Life Income; and 2) Mutual Agreement. See "Payment Options".


OTHER POLICY PROVISIONS


For information concerning the owner, beneficiary, written notice, periodic policy reports, assignment, and modification see "Other Policy Provisions".


FEDERAL TAX STATUS


For a brief discussion of our current understanding of the federal tax laws concerning us and the annuity policies we issue see "Federal Tax Status".



QUESTIONS

We will be happy to answer your questions about the policy or our procedures. Call or write to us at the phone number or address on page 1. All inquiries should include the policy number, and the names of the owner and the annuitant.


                                TABLE OF EXPENSES

EXPENSE DATA

The following information regarding expenses assumes that the entire policy value is in the Variable Account:


POLICYOWNER TRANSACTION EXPENSES*
Sales load on premiums ................................................................................................None


     Maximum contingent deferred sales charge as a percentage of amount surrendered (10% of total premiums still subject to a surrender charge are free of any sales load


    See "Policy Charges").................................................................................................6%

     Transfer fee
        Current Policy - First 12 transfers each policy year.........................................................No fee

         Each transfer thereafter....................................................................................No fee**


     POLICY ADMINISTRATION CHARGE............................................................................$30 per policy
         (waived for the prior policy year if the policy value is $75,000 or more on the policy anniversary)

     VARIABLE ACCOUNT ANNUAL EXPENSES
     (as a percentage of account value)
     Mortality and expense risk charges................................................................................1.25%
     Daily Administration Fee***.......................................................................................0.15%
     Total Variable Account annual expenses............................................................................1.40%



     FUND'S ANNUAL EXPENSES****
     (as a percentage of average net assets)

                                                                                                                      TOTAL
                          SUB-ACCOUNT                           MANAGEMENT               OTHER EXPENSES              ANNUAL
                                                                  FEES                   AFTER EXPENSE              EXPENSES
                                                                                        REIMBURSEMENT****
       Bond                                                       0.50%                       0.40%                   0.90%
       Capital                                                    0.50%                       0.40%                   0.90%
       International Equity                                       0.80%                       0.40%                   1.20%
       Managed                                                    0.50%                       0.40%                   0.90%
       Money Market                                               0.50%                       0.25%                   0.75%
       Value Equity                                               0.50%                       0.40%                   0.90%
       Alger American Growth                                      0.75%                       0.04%                   0.79%
       Alger American Leveraged AllCap                            0.85%                       0.24%                   1.09%
       Alger American MidCap Growth                               0.80%                       0.04%                   0.84%
       Alger American Small Capitalization                        0.85%                       0.03%                   0.88%
       Berger/BIAM IPT-International*****                         0.00%                       1.20%                   1.20%
       Dreyfus Growth and Income                                  0.75%                       0.08%                   0.83%
       Dreyfus Socially Responsible                               0.72%                       0.24%                   0.96%
       Fidelity VIP Growth                                        0.61%                       0.08%                   0.69%
       Fidelity VIP High Income                                   0.59%                       0.12%                   0.71%
       Fidelity VIP Overseas                                      0.76%                       0.17%                   0.93%
       Fidelity VIP II Asset Manager                              0.64%                       0.10%                   0.74%
       Fidelity VIP II Index 500                                  0.13%                       0.15%                   0.28%
       Montgomery Variable Series Emerging Markets                0.23%                       1.22%                   1.45%
       Montgomery Variable Series Growth                          0.00%                       0.01%                   0.01%
       Seligman Communications and Information                    0.75%                       0.12%                   0.87%
       Seligman Frontier                                          0.75%                       0.17%                   0.92%



         * In addition to the policyowner transaction expenses reflected in the table, a Market Value Adjustment applies to the Guarantee Amount subject to surrender, withdrawal, or transfer except during the 30 days following the expiration of a Guarantee Period. Because of this adjustment and for other reasons, the amount payable upon surrender, withdrawal, or transfer may be greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the Fixed Account to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period.

         ** Although, the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee.

         *** The Daily Administration Fee is imposed only under policies issued after May 1, 1994, or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the policies are offered. We do not assess the Daily Administration Fee under policies issued prior to May 1, 1994.

         **** We currently reimburse CLASF for expenses that exceed 0.40% of the average daily net assets of Managed, Bond, Value Equity, Capital and International Equity Portfolios, and 0.25% of the Money Market Portfolio. Absent such reimbursement, the "Other Expenses" for the Money Market Portfolio would have been 0.59%, for the Bond Portfolio 0.57% and for the International Equity Portfolio 0.76%. "Other Expenses" for the Managed, Value Equity, and Capital Portfolios did not exceed the reimbursement level of 0.40%.

                  A portion of the brokerage commissions that certain Fidelity VIP and Fidelity VIP II funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been 0.67% for Growth Portfolio, 0.92% for Overseas Portfolio, and 0.73% for Asset Manager Portfolio. Fidelity VIP II Index 500 fund expenses were voluntarily reduced by the fund's investment adviser. Absent reimbursement, the management fee, other expenses, and total expenses would have been 0.28%, 0.15%, and 0.43% respectively.

                  Management of Dreyfus Growth and Income and Dreyfus Socially Responsible, in their sole discretion, may waive some or all of their fees and/or voluntarily assume certain expenses for these Funds. For the fiscal year ended December 31, 1996, a portion of the management fee for Dreyfus Socially Responsible was waived. Without such fee waivers, the Management Fees, Other Expenses and Total Annual Expenses would have been 0.75%, 0.24% and 0.99%, respectively. There is no guarantee that any fee waivers or expense reimbursements will continue in the future.

                  The Manager of the Montgomery Variable Series Growth Fund has agreed to reduce some or all of its management fees if necessary to keep total annual operating expenses, expressed on an annualized basis, for the Growth Fund at or below 1.50% of average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to policyowners investing in the Montgomery Variable Series Growth Fund. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Montgomery Variable Series Growth Fund within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Management Fees, Other Expenses and Total Annual Expenses absent voluntary waivers for the Montgomery Variable Series Growth Fund were 1.0%, 5.98%, and 6.98%; and 1.25%, 1.22%, and 2.47% for the
                  Montgomery Variable Series Emerging Markets Fund.

         ***** Berger/BIAM IPT-International management fees and expenses are anticipated numbers as the fund was not in existence as of 12/31/96. Management has voluntarily agreed to wave its management fee, and expects to voluntarily reimburse the fund for additional expenses in excess of 1.20%.

     See "Charges Against The Policy, Variable Account, And Funds,", and the Funds Prospectus. In addition to the expenses listed above, premium taxes may be applicable, which currently range between 0.5% to 3.5%, according to the jurisdiction. In many jurisdictions, there is no tax at all. See Appendix A, State Premium Taxes.

     EXAMPLES

     A policyowner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If the policy is surrendered at the end of the applicable time period:



                   SUB-ACCOUNT                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
                   -----------                         ------           -------           -------          --------
Bond                                                     $ 79             $ 121            $ 166             $ 278
Capital                                                  $ 79             $ 121            $ 166             $ 278
International Equity                                     $ 82             $ 130            $ 181             $ 307
Managed                                                  $ 79             $ 121            $ 166             $ 278
Money Market                                             $ 77             $ 117            $ 159             $ 263
Value Equity                                             $ 79             $ 121            $ 166             $ 278
Alger American Growth                                    $ 78             $ 118            $ 161             $ 267
Alger American Leveraged AllCap                          $ 81             $ 127            $ 176             $ 296
Alger American MidCap Growth                             $ 78             $ 119            $ 163             $ 272
Alger American Small Capitalization                      $ 79             $ 120            $ 165             $ 276
Berger/BIAM IPT - International                          $ 82             $ 130            $ 181             $ 307
Dreyfus Growth and Income                                $ 78             $ 119            $ 163             $ 271
Dreyfus Socially Responsible                             $ 79             $ 123            $ 169             $ 284
Fidelity VIP Growth                                      $ 77             $ 115            $ 156             $ 257
Fidelity VIP High Income                                 $ 77             $ 115            $ 157             $ 259
Fidelity VIP Overseas                                    $ 79             $ 122            $ 168             $ 281
Fidelity VIP II  Asset Manager                           $ 77             $ 116            $ 158             $ 262
Fidelity VIP II Index 500                                $ 72             $ 102            $ 135             $ 214
Montgomery Variable Series Emerging Markets              $ 84             $ 137            $ 193             $ 331
Montgomery Variable Series Growth                        $ 70             $  94            $ 120             $ 185
Seligman Communications and Information                  $ 78             $ 120            $ 165             $ 275
Seligman Frontier                                        $ 79             $ 122            $ 167             $ 280

     2. If the policy is annuitized or not surrendered at the end of the applicable time period:



                   SUB-ACCOUNT                         1 YEAR           3 YEARS           5 YEARS          10 YEARS
                   -----------                         ------           -------           -------          --------
Bond                                                    $ 25              $ 76             $ 130             $ 278
Capital                                                 $ 25              $ 76             $ 130             $ 278
International Equity                                    $ 28              $ 85             $ 145             $ 307
Managed                                                 $ 25              $ 76             $ 130             $ 278
Money Market                                            $ 23              $ 72             $ 123             $ 263
Value Equity                                            $ 25              $ 76             $ 130             $ 278
Alger American Growth                                   $ 24              $ 73             $ 125             $ 267
Alger American Leveraged AllCap                         $ 27              $ 82             $ 140             $ 296
Alger American MidCap Growth                            $ 24              $ 74             $ 127             $ 272
Alger American Small Capitalization                     $ 25              $ 75             $ 129             $ 276
Berger/BIAM IPT - International                         $ 28              $ 85             $ 145             $ 307
Dreyfus Growth and Income                               $ 24              $ 74             $ 127             $ 271
Dreyfus Socially Responsible                            $ 25              $ 76             $ 130             $ 278
Fidelity VIP Growth                                     $ 23              $ 70             $ 120             $ 257
Fidelity VIP High Income                                $ 23              $ 70             $ 121             $ 259
Fidelity VIP Overseas                                   $ 25              $ 77             $ 132             $ 281
Fidelity VIP II Asset Manager                           $ 23              $ 71             $ 122             $ 262
Fidelity VIP II Index 500                               $ 18              $ 57             $  99             $ 214
Montgomery Variable Series Emerging Markets             $ 30              $ 92             $ 157             $ 331
Montgomery Variable Series Growth                       $ 16              $ 49             $  84             $ 185
Seligman Communications and Information                 $ 24              $ 75             $ 129             $ 275
Seligman Frontier                                       $ 25              $ 77             $ 131             $ 280


The examples represent expenses incurred in connection with a 7 year surrender charge period. Policies issued with a 5 year maximum surrender charge period would be subject to lower expenses.


The examples provided above assume that no transfer charges have been assessed. The examples also reflect a policy administration charge of .14% of assets, determined by dividing the total policy administration charges collected by the total average net assets of the sub-accounts of the Variable Account.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.




                         CONDENSED FINANCIAL INFORMATION


The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See the "FINANCIAL STATEMENTS" section concerning financial statements contained in the Statement of Additional Information.

The table below sets forth certain information regarding the sub-accounts for a policy for the period from December 31, 1989 through December 31, 1996. Accumulation Unit Values will not be provided for any date prior to the inception of the Variable Account. As of December 31, 1996, the Montgomery Variable Series Growth and Berger/BIAM IPT - International sub-accounts had not commenced operations. Accordingly, condensed financial information is not available for those sub-accounts.

ACCUMULATION
UNIT VALUE*



                                                     AS OF     AS OF     AS OF    AS OF      AS OF     AS OF     AS OF     AS OF
              SUB ACCOUNT                           12/31/96  12/31/95  12/31/94 12/31/93   12/31/92  12/31/91  12/31/90  12/31/89
              -----------                           --------  --------  -------- --------   --------  --------  --------  --------
Bond**                                               $15.47    $14.98    $12.98    $13.69    $12.57    $11.93    $10.39    $ 9.97
Capital***                                           $15.51    $13.95    $10.54    $11.14      --        --        --        --
International Equity*****                            $12.35    $10.48      --        --        --        --        --        --
Managed**                                            $17.29    $16.56    $13.75    $13.97    $13.07    $12.25    $10.05    $10.01
Money Market**                                       $12.30    $11.94    $11.50    $11.27    $11.16    $10.99    $10.61    $10.04
Value Equity**                                       $18.32    $17.34    $14.21    $14.11    $13.56    $12.66    $ 9.50    $10.06
Alger American Small Capitalization******            $41.09      --        --        --        --        --        --        --
Alger American Growth******                          $35.15      --        --        --        --        --        --        --
Alger American Leveraged All Cap******               $19.04      --        --        --        --        --        --        --
Alger American Mid Cap Growth******                  $21.05      --        --        --        --        --        --        --
Dreyfus Growth & Income******                        $22.62      --        --        --        --        --        --        --
Dreyfus Socially Responsible******                   $21.26      --        --        --        --        --        --        --
Fidelity VIP Growth****                              $35.88    $31.75    $23.62      --        --        --        --        --
Fidelity VIP High Income****                         $31.01    $27.64    $22.97      --        --        --        --        --
Fidelity VIP Overseas***                             $18.65    $16.70    $15.33      --        --        --        --        --
Fidelity VIP II Asset Manager****                    $20.39    $18.07    $15.56      --        --        --        --        --
Fidelity VIP II Index 500******                      $93.70      --        --        --        --        --        --        --
Montgomery Variable Series Emerging Markets******    $10.55      --        --        --        --        --        --        --
Seligman Communications and Information*****         $15.27    $14.22      --        --        --        --        --        --
Seligman Frontier *****                              $16.97    $13.87      --        --        --        --        --        --


* Accumulation Unit Values prior to 1994 do not reflect the .15% Daily Administration Fee imposed after May 1, 1994. Accumulation Unit Values for year ended 12/31/94 reflect the .15% Daily Administration Fee.


**       Commended operations December 4, 1989.
***      Commenced operations on May 1, 1993.
****     Commenced operations on May 1, 1994.
*****    Commenced operations on May 1, 1995.
******   Commenced operations on May 1, 1996.

NUMBER OF UNITS
OUTSTANDING AT
END OF PERIOD




                                               AS OF      AS OF         AS OF        AS OF
                 SUB ACCOUNT                 12/31/96    12/31/95      12/31/94     12/31/93
                 -----------                 --------    --------      --------     --------
Bond                                         114,245      106,916      100,443      122,984
Capital                                      213,607      229,347      147,095       59,901
International Equity                          64,082        5,684         --           --
Managed                                      647,793      731,425      726,809      816,591
Money Market                                 245,769      113,559      233,129      191,369
Value Equity                                 253,116      345,788      278,147      273,813
Alger American Growth                         13,900         --           --           --
Alger American Leveraged All Cap              12,535         --           --           --
Alger American MidCap Growth                  32,967         --           --           --
Alger American Small Capitalization            8,816         --           --           --
Dreyfus Growth & Income                      109,413         --           --           --
Dreyfus Socially Responsible                   5,194         --           --           --
Fidelity VIP Growth                          180,057      118,920       30,356         --
Fidelity VIP High Income                     124,114       63,205       29,537         --
Fidelity VIP Overseas                         72,861       77,840       76,731         --
Fidelity VIP II Asset Manager                204,163      124,510      112,511         --
Fidelity VIP II Index 500*                    11,515         --           --           --
Montgomery Variable Series Emerging           34,261         --           --           --
Markets
Seligman Communications and Information      209,155      147,867         --           --
Seligman Frontier                            207,377       36,784         --           --

                                              *AS OF       *AS OF      AS OF        AS OF
                                             12/31/92     12/31/91    12/31/90     12/31/89
                                             -------      -------      -------      -------
Bond                                          73,332        6,027       82,380      200,000
Capital                                         --           --           --           --
International Equity                            --           --           --           --
Managed                                      531,327      312,712      173,916      400,000
Money Market                                  38,210        5,268       80,808      200,000
Value Equity                                 147,334       32,775       83,381      200,000
Alger American Growth                           --           --           --           --
Alger American Leveraged All Cap                --           --           --           --
Alger American MidCap Growth                    --           --           --           --
Alger American Small Capitalization             --           --           --           --
Dreyfus Growth & Income                         --           --           --           --
Dreyfus Socially Responsible                    --           --           --           --
Fidelity VIP Growth                             --           --           --           --
Fidelity VIP High Income                        --           --           --           --
Fidelity VIP Overseas                           --           --           --           --
Fidelity VIP II Asset Manager                   --           --           --           --
Fidelity VIP II Index 500*                      --           --           --           --
Montgomery Variable Series Emerging             --           --           --           --
Markets
Seligman Communications and Information         --           --           --           --
Seligman Frontier                               --           --           --           --



* The number of accumulation units for CLASF decreased in 1991 and 1990 due to the transfer of seed money from the Variable Account to our general account to meet California's insurance regulations. This did not affect the seed money in the underlying Portfolio.

                                   THE COMPANY


Canada Life Insurance Company of America ("we," "our," and "us") is a stock life insurance company with assets as of December 31, 1996 of approximately $2.7 billion. We were incorporated under Michigan law on April 12, 1988, and our Administrative Office is located at 6201 Powers Ferry Road, NW, Atlanta, Georgia 30339. We currently are principally engaged in issuing and reinsuring annuity policies.

We share our A.M. Best Company rating with our parent company, The Canada Life Assurance Company. From time to time, we will quote this rating, our rating from Standard & Poor's Corporation, Duff & Phelps Inc., and/or Moody's Investors Service for claims paying ability. These ratings address the financial ability of these companies to meet their contractual obligations in accordance with the terms of their insurance contracts. They do not take into account deductibles, surrender or cancellation penalties, or timeliness of claim payment, nor do they address the suitability of the policy for a particular purchaser. Also, these evaluations do not refer to the ability of these companies to meet non-policy obligations.

We are a wholly-owned subsidiary of The Canada Life Assurance Company, a Canadian life insurance company headquartered in Toronto, Ontario, Canada, with a U.S. home office in Atlanta, Georgia. The Canada Life Assurance Company: commenced insurance operations in 1847, and has been actively operating in the United States since 1889; and is one of the largest life insurance companies in North America with consolidated assets as of December 31, 1996 of approximately $23.2 billion (U.S. dollars).


Obligations under the policies are obligations of Canada Life Insurance Company of America.

We are subject to regulation and supervision by the Michigan Insurance Bureau, as well as the applicable laws and regulations of all jurisdictions in which we are authorized to do business.



                         THE VARIABLE ACCOUNT, THE FUNDS
                                AND FIXED ACCOUNT


THE VARIABLE ACCOUNT

We established the Canada Life of America Variable Annuity Account 1 (the "Variable Account") as a separate investment account on July 22, 1988 under Michigan law. Although we own the assets in the Variable Account, these assets are held separately from our other assets and are not part of our general account. The income, gains or losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account in accordance with the policies without regard to our other income, gains or losses.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct and will be held in the Variable Account. We have the right to transfer to our general account any assets of the Variable Account which are in excess of such reserves and other liabilities.


The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. However, registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account.

The Variable Account currently is divided into twenty-two sub-accounts with the assets of each sub-account invested in shares of the corresponding portfolios of the Funds described below.



                                    THE FUNDS


The Variable Account invests in shares of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, The Dreyfus Socially Responsible, Alger American, Montgomery and Berger Trust. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.

The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the policies. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.


The investment objectives and policies of each portfolio are summarized below. THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVES. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully and retained for future reference.


CANADA LIFE OF AMERICA SERIES FUND, INC.


The Canada Life of America Series Fund, Inc., ("CLASF") currently has six portfolios: Money Market; Managed; Bond; Value Equity; International Equity; and Capital.


CLASF is a diversified open-end investment company incorporated in Maryland. CLASF has four portfolios which use the investment advisory services of CL Capital Management, Inc., a Georgia corporation: Money Market; Managed; Bond; and Value Equity. CLASF has one portfolio, the International Equity Portfolio, which uses the sub-investment advisory services of Canada Life Investment Management Limited of Toronto, Ontario, Canada, a SEC-registered investment adviser. CLASF also has one portfolio, the Capital Portfolio, which uses the sub-investment advisory services of J. & W. Seligman & Co. Incorporated, an unaffiliated investment manager that is a Delaware Corporation. CL Capital Management, Inc. is a wholly owned subsidiary of our Company. Canada Life Investment Management Limited is a subsidiary of The Canada Life Assurance Company. The following is a brief description of the investment objectives of each of the current portfolios of CLASF.



MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks the highest possible level of current income consistent with preservation of capital and liquidity by investing in money market instruments maturing in thirteen months or less.

MANAGED PORTFOLIO

The Managed Portfolio seeks as high a level of return as possible through capital appreciation and income consistent with prudent investment risk and preservation of capital, by investing in equities, fixed income debt instruments and money market instruments.

BOND PORTFOLIO

The Bond Portfolio seeks as high a level of current income and capital appreciation as is consistent with preservation of principal, by investing primarily in fixed income debt instruments.

VALUE EQUITY PORTFOLIO


The Value Equity Portfolio seeks long-term growth and income by investing in common stocks and other equity securities which are believed to have appreciation potential.


INTERNATIONAL EQUITY PORTFOLIO


The International Equity Portfolio seeks long-term capital appreciation by investing in equity or equity-type securities of companies located outside of the United States.


CAPITAL PORTFOLIO

The Capital Portfolio seeks capital appreciation, not current income, by investing in common stocks and securities convertible into or exchangeable for common stocks, in common stock purchase warrants, in debt securities and in preferred stocks believed to provide capital appreciation opportunities.


Since CLASF may be available to other separate accounts, including registered separate accounts for variable annuity and variable life products, and non-registered separate accounts for group annuity products of the Company, Canada Life Insurance Company of New York, and The Canada Life Assurance Company, it is possible that material conflicts may arise between the interests of the Variable Account and one or more other separate accounts investing in CLASF. CLASF's board of directors will monitor events to identify any irreconcilable material conflict. Upon being advised of such a conflict, we will take any steps we believe necessary to resolve the matter, including removing the assets of the Variable Account from one or more portfolios.


FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND


The Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP") acts as one of the funding vehicles for the policy with three Portfolios available under the policy: Fidelity VIP Growth; Fidelity VIP High Income; and Fidelity VIP Overseas. Fidelity VIP is managed by Fidelity Management & Research Company ("Investment Manager").


FIDELITY VIP GROWTH PORTFOLIO

The Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security.

FIDELITY VIP HIGH INCOME PORTFOLIO

The Fidelity VIP High Income Portfolio seeks to obtain a high level of current income by investment primarily in high yielding, lower-rated, fixed income securities, while also considering growth of capital. Please refer to the accompanying Fidelity prospectus for a description and explanation of the unique risks associated with investing in high risk, high yielding, lower rated fixed income securities.

FIDELITY VIP OVERSEAS PORTFOLIO

The Fidelity VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. This portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.




FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II


The Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II") acts as one of the funding vehicles for the policy with the VIP II Asset Manager and VIP II Index 500 Portfolios available under the policy. Fidelity VIP II is managed by Fidelity Management & Research Company ("Investment Manager").



FIDELITY VIP II ASSET MANAGER PORTFOLIO

The Fidelity VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

FIDELITY VIP II INDEX 500 PORTFOLIO

The Fidelity VIP II Index 500 Portfolio seeks a total return which corresponds to that of the Standard & Poor's Composite Index of 500 Stocks.


SELIGMAN PORTFOLIOS, INC.


Seligman Portfolios, Inc. ("Seligman") currently has twelve portfolios, two of which are available under the policy: Communications and Information; and Frontier. Seligman is a diversified open-ended investment company incorporated in Maryland which uses the investment management services of J. & W. Seligman & Co. Incorporated, a Delaware corporation.


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO


The investment objective of this Portfolio is to produce capital gain, not income, by investing primarily in securities of companies operating in the communications, information and related industries.

SELIGMAN FRONTIER PORTFOLIO


The investment objective of this Portfolio is to produce growth in capital value; income may be considered but will be only incidental to the Portfolio's investment objective. In general, securities owned are likely to be those issued by small-to- medium-sized companies selected for their growth potential.



DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund is an open-end, management investment company, that is intended to be a funding vehicle for variable annuity and variable life insurance contracts. One of the Fund's portfolios is available under this policy, the Dreyfus Growth and Income Portfolio.


DREYFUS GROWTH AND INCOME PORTFOLIO


The Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests primarily in equity and debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


The Dreyfus Socially Responsible Growth Fund, Inc. ("Dreyfus Socially Responsible") is an open-end, diversified, management investment company fund, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of various life insurance companies.


Dreyfus Socially Responsible seeks to provide capital growth by investing principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is a secondary goal.

THE ALGER AMERICAN FUND


The Alger American Fund ("Alger American") is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies; and its shares may also be offered to qualified pension and retirement plans. Each Portfolio has distinct investment objectives and policies. Further information regarding the investment practices of each of the Portfolios is set forth below.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included within the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO


The Alger American Growth Portfolio seeks long-term capital appreciation by investing, except during temporary defensive periods, in a diversified, actively managed portfolio of equity securities, primarily of companies, that, at the time of purchase, have total market capitalization of $1 billion or greater.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO



The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation by investing, except during temporary defensive periods, primarily in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 33 1/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.



THE MONTGOMERY FUNDS III


Shares of Montgomery Variable Series Emerging Markets Fund and Montgomery Variable Series Growth Fund, portfolios of The Montgomery Funds III ("Montgomery"), an open-end investment company, are available under this policy.

MONTGOMERY VARIABLE SERIES EMERGING MARKETS FUND

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the portfolio defines an emerging market country as having an economy that is or would be considered by the World Bank or the United Nations to be emerging or developing.

MONTGOMERY VARIABLE SERIES GROWTH FUND

The investment objective of this portfolio is capital appreciation, which under normal conditions it seeks by investing at least 65% of its total assets in the equity securities of domestic companies. In addition to capital appreciation, the Montgomery Variable Series Growth Fund emphasizes value.


BERGER INSTITUTIONAL PRODUCTS TRUST

Shares of the Berger/BIAM IPT-International Fund, a portfolio of Berger Institutional Products Trust, an open-end investment company, are available under this policy. The portfolio is advised by BBOI Worldwide LLC, which has delegated daily management of the portfolio to Bank of Ireland Asset Management (U.S.) Limited. The investment objective of the Berger/BIAM IPT-International Fund is long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stocks of well established companies located outside the United States. The portfolio intends to diversify its holdings among several countries and to have, under normal market conditions, at least 65% of the portfolio's total assets invested in the securities of companies located in at least five countries, not including the United States.



RESERVED RIGHTS


We reserve the right to substitute shares of another portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, or Berger Trust or shares of another registered open-end investment company if, in the judgment of our management, investment in shares of one or more portfolios is no longer appropriate for any legitimate reason, including: a change in investment policy; or a change in the tax laws; or the shares are no longer available for investment. We will obtain the approval of the SEC before we make a substitution of shares, if such approval is required by law.

When permitted by law, we also reserve the right to: create new variable accounts; combine variable accounts, including the Canada Life of America Variable Annuity Account 1; remove, combine or add sub-accounts and make the new sub-accounts available to policyowners at our discretion; add new portfolios to CLASF; deregister the Variable Account under the 1940 Act if registration is no longer required; make any changes required by the 1940 Act; and operate the Variable Account as a managed investment company under the 1940 Act or any other form permitted by law.


If a change is made, we will send you a revised Prospectus and any notice required by law.

CHANGE IN INVESTMENT POLICY


The investment policy of a sub-account of the Variable Account may not be changed unless: the change is approved, if required, by the Michigan Insurance Bureau; and a statement of such approval is filed, if required, with the insurance department of the state in which the policy is delivered.

                                THE FIXED ACCOUNT

An owner may allocate some or all of the net premium payments and transfer some or all of the policy value to the Fixed Account, which is part of our general account and pays interest at declared rates (Guaranteed Interest Rates) guaranteed for selected periods of time from one to ten years (Guarantee Periods). The principal, after deductions, is also guaranteed. Since the Fixed Account is part of the general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations. The Fixed Account may not be available in all states.

Due to certain exemptive and exclusionary provisions, interests issued by us in connection with the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor the general account has been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account, nor the general account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Fixed Account, the Fixed Account, and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


GUARANTEE AMOUNT

The portion of the policy value allocated to the Fixed Account is the Guarantee Amount which is credited with interest, as described below. The Guarantee Amount reflects interest credited to the policy value in the Guarantee Periods, net premium payments allocated to or policy value transferred to Guarantee Periods and charges assessed in connection with the policy. The Guarantee Amount is guaranteed to accumulate at a minimum effective annual interest rate of 3%.


GUARANTEE PERIODS

From time to time we will offer to credit Guarantee Amount with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. We may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. We currently offer Guarantee Periods of one, three, five, seven and ten years. The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual interest rate of 3%.

Guarantee Periods begin on the date as of which a net premium payment is allocated to or a portion of the policy value is transferred to the Guarantee Period, and end on the last calendar day of the month when the number of years in the Guarantee Period elected (measured from the end of the calendar month in which the amount was allocated or transferred to the Guarantee Period) has elapsed.

Allocations of net premium payments and transfers of policy value to the Fixed Account for a Guarantee Period may have different applicable Guaranteed Interest Rates depending on the timing of such allocations or transfers. The applicable Guaranteed Interest Rate does not change during a Guarantee Period. If the allocated or transferred amount remains in the fixed rate interest option until the end of the applicable Guarantee Period, its value will be equal to the amount originally allocated or transferred, multiplied, on an annually compounded basis, by its Guaranteed Interest Rate. If a Guarantee Amount is surrendered, withdrawn, or transferred prior to the expiration of the Guarantee Period, the Guaranteed Amount is subject to a Market Value Adjustment, as described below, the application of which may result in the payment of an amount greater or less than the Guarantee Amount at the time of the transaction. The Market Value Adjustment, however, will never reduce the earnings on amounts allocated to the fixed interest rate option to less than three percent per year and does not apply to amounts surrendered, withdrawn, or transferred from the one year Guarantee Period or to provide death, nursing home, terminal illness benefits, and annuitization.

During the 30 day period following the expiration of a Guarantee Period ("30 day window"), a policyowner may transfer the Guarantee Amount from the expiring Guaranteed Period to another fixed interest rate option with a new Guarantee Period or to a sub-account(s). A Market Value Adjustment will not apply if the Guarantee Amount from the expired Guarantee Period is surrendered, withdrawn, or transferred during the 30 day window. During the 30 day window, the Guarantee Amount will accrue interest at an annual effective rate of 3% unless the Guarantee Amount remains in the Fixed Account in which case you will receive the interest rate in accordance with the Guarantee Period chosen.

Prior to the expiration date of any Guarantee Period, we will notify you of the then currently available Guarantee Periods and the Guaranteed Interest Rates applicable to such Guarantee Periods. A new Guarantee Period of the same duration as the previous Guarantee Period will commence automatically on the first day following the expired Guarantee Period, unless we receive Written Notice prior to the expiration of the 30 day window of the owner's election of a different Guarantee Period from among those being offered by us at that time, or instructions to transfer all or a portion of the expiring Guarantee Amount to a sub-account. If we do not receive such Written Notice and are not offering a Guarantee Period of the same duration as the expiring Guarantee Period or if the duration of the expiring Guarantee Period would, if renewed, extend beyond the annuity date (if known) or maturity date, then a new Guarantee Period of one year will commence automatically on the first day following the expiration of the expired Guarantee Period.

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods that differ from those available when an owner's policy was issued. We also reserve the right, at any time, to stop accepting net premium payment allocations or transfers of policy value to a particular Guarantee Period. Since the specific Guarantee Periods available may change periodically, please contact our Administrative Office to determine the Guarantee Periods currently being offered.

Owners allocating net premium payments and/or policy value to the Fixed Account do not participate in the investment performance of assets of the Fixed Account, and this performance does not determine the policy value attributable to the Fixed Account or benefits relating thereto. The Fixed Account provides values and benefits based only upon the net purchase payments and policy values allocated thereto, the Guaranteed Interest Rate credited on such amounts, and any charges or Market Value Adjustments imposed on such amounts in accordance with the terms of the policy.


MARKET VALUE ADJUSTMENT

A Market Value Adjustment reflects the relationship between: (i) the Guaranteed Interest Rate being applied to the Guarantee Period from which the Guarantee Amount is requested to be surrendered, withdrawn, or transferred; and (ii) the current Guaranteed Interest Rate that we credit for a Guarantee Period equal in duration to the Guarantee Period from which the Guarantee Amount will be surrendered, withdrawn, or transferred. If a Guarantee Period of such duration is not being offered, we will use the linear interpolation of the Guaranteed Interest Rates for the Guarantee Periods closest in duration that are available. Any surrender, withdrawal, or transfer of a Guarantee Amount is subject to a Market Value Adjustment, unless the effective date of the surrender, withdrawal, or transfer is within 30 days after the end of a Guarantee Period or the surrender, withdrawal or transfer of a Guarantee Amount is from the one year Guarantee Period. The Market Value Adjustment will be applied after the deduction of any applicable policy administration charge or transfer fee, and before the deduction of any applicable surrender charge or charge for taxes on premium payments. The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.

Generally, if the Guaranteed Interest Rate for the selected Guarantee Period is lower than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer, of an amount less than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred. Conversely, if the Guaranteed Interest Rate for the selected Guarantee Period is higher than the Guaranteed Interest Rate currently being offered for new Guarantee Periods of a duration equal to the selected Guarantee Period as of the date that the Market Value Adjustment is applied, then the application of the Market Value Adjustment will result in the payment, upon surrender, withdrawal, or transfer of an amount greater than the Guarantee Amount (or portion thereof) being surrendered, withdrawn, or transferred.

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, or transferred (the "Amount"), by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as follows:

                                                           n/12
Market Value Adjustment Factor = Lesser of   (a)   (1 + i)
                                                  ------------------   - 1
                                                                n/12
                                                   (1 + r+.005)


                                or           (b)   .05

         where:


         "i" is the Guaranteed Interest Rate currently being credited to the "Amount";

         "r" is the Guaranteed Interest Rate that is currently being offered for a Guarantee Period of a duration equal to the Guarantee Period for the Guarantee Amount from which the "Amount" is taken; and

         "n" is the number of months remaining to the expiration of the Guarantee Period for the Guarantee Amount from which the "Amount" is taken.

The Market Value Adjustment, however, will never invade principal nor reduce the earnings on amounts allocated to the Fixed Account to less than 3% per year.


                          DESCRIPTION OF ANNUITY POLICY

TEN DAY RIGHT TO EXAMINE POLICY


You have ten days after you receive the policy to decide if the policy meets your needs (except in California, if you are over age 60, you have 30 days, and in Idaho and North Dakota you have 20 days), and if the policy does not meet your needs to return the policy to our Administrative Office. We will promptly return either the policy value (where allowed by law); or in states which do not allow return of policy value, we will return the full premium paid, without interest and less the amount of any partial withdrawals, within seven days. When the policy is issued as an Individual Retirement Annuity, during the first seven days of the ten day period, we will return all premiums if this is greater than the amount otherwise payable.



PREMIUMS

INITIAL PREMIUM


A prospective owner must submit a properly completed application along with a check made payable to us for the initial premium. The minimum initial premium is $5,000 ($2,000 if the Policy is an Individual Retirement Annuity, but we reserve the right to lower or raise the minimum premium for IRAs). However, the minimum initial premium is $100 ($50 if the Policy is an Individual Retirement Annuity) when a prospective owner has enclosed a completed pre-authorized check ("PAC") agreement for additional premiums to be automatically withdrawn monthly from the owner's bank account.

The application is subject to our underwriting standards. If the application is properly completed and is accompanied by all the information necessary to process it, including the initial premium, we will normally accept the application and apply the initial net premium within two valuation days of receipt at our Administrative Office. However, we may retain the premium for up to five valuation days while we attempt to complete the processing of an incomplete application. If this cannot be achieved within five valuation days, we will inform the prospective owner of the reasons for the delay and immediately return the premium, unless the prospective owner specifically consents to our retaining the premium until the application is made complete. If the prospective owner consents to our retaining the premium, we will apply the initial net premium within two valuation days of when the application is complete.

ADDITIONAL PREMIUMS

The minimum additional premium is $1,000. However, the minimum additional premium paid by PAC is $100 per month ($50 per month if the policy is an Individual Retirement Annuity). We will apply additional net premiums as of receipt at our Administrative Office.


You may make additional premium payments at any time during any annuitant's lifetime and before the earlier of the annuity date or maturity date. Our prior approval is required before we will accept an additional premium which, together with the total of other premiums paid, would exceed $1,000,000. We will give you a receipt for each additional premium payment.


WIRE TRANSMITTAL PRIVILEGE

If a written agreement between us and broker/dealers who use wire transmittals is in effect, as a privilege to you we will accept transmittal of the initial and/or additional premiums by wire order from the broker/dealer to our designated financial institution. A copy of such transmittal must be simultaneously sent to our Administrative Office via a telephone facsimile transmission that also contains the essential information we require to begin application processing and/or to allocate the net premium. We will normally apply the initial net premium within two valuation days of receipt at our Administrative Office of the facsimile transmission that contains a copy of the wire order and such required essential information. We may retain such wire orders for up to five valuation days while an attempt is made to obtain such required information that we do not receive via such facsimile transmission. If such required information is not obtained within five valuation days, we will inform the broker/dealer, on behalf of the prospective owner, of the reasons for the delay and immediately return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner, unless we receive within such five valuation days the prospective owner's specific written consent to our retaining the premium until we receive such required information via facsimile transmission.

Our acceptance of the wire order and facsimile does not create a contractual obligation with us until we receive and accept a properly completed original application. If we do not receive a properly completed original application within ten valuation days of receipt of the initial premium via wire order, we will return the premium wired to us to the broker/dealer who will return the full premium paid to the prospective owner. If the allocation instructions in the properly completed original application are inconsistent with such instructions contained in the facsimile transmission, the policy value will be reallocated in accordance with the allocation instructions in the application at the price which was next determined after receipt of the wire order.

ELECTRONIC DATA TRANSMISSION OF APPLICATION INFORMATION


In certain states, we will also accept, by agreement with broker/dealers who use electronic data transmissions of application information, wire transmittals of initial premium payments from the broker-dealer to the Company for purchase of the policy. Contact us to find out about state availability.


Upon receipt of the electronic data and wire transmittal, we will process the information and allocate the premium payment according to the policyowner's instructions. Based on the information provided, we will generate a policy and a verification letter to be forwarded to the policyowner for signature.

During the period from receipt of the initial premium until the signed verification letter is received, the policyowner may not execute any financial transactions with respect to the policy unless such transactions are requested in writing by the owner and signature guaranteed.

NET PREMIUM ALLOCATION


You elect in your application how you want your initial net premium to be allocated among the sub-accounts and the Fixed Account. Any additional net premiums will be allocated in the same manner, unless at the time of payment we have received your written notice to the contrary. The total allocation must equal 100%.

We cannot guarantee that a sub-account or shares of a portfolio will always be available. If an owner requests that all or part of a premium be allocated to a sub-account at a time when the sub-account or underlying portfolio is not available, we will immediately return that portion of the premium to you, unless you specify otherwise.


TERMINATION

We may pay you the cash surrender value and terminate the policy if before the annuity date or maturity date all of these events simultaneously exist:
         1.       you have not paid any premiums for at least two years;
         2.       the policy value is less than $2,000; and
         3. the total premiums paid, less any partial withdrawals, is less than $2,000.

We will mail you a notice of our intention to terminate this policy at least six months in advance. The policy will automatically terminate on the date specified in the notice, unless we receive an additional premium before the termination date specified in the notice. This additional premium must be at least the minimum amount specified in "Additional Premiums."


VARIABLE ACCOUNT VALUE


The Variable Account value before the annuity date or maturity date is determined by multiplying the number of units credited to this policy for each sub-account by the current unit value of these units.


UNITS


We credit net premiums in the form of units. The number of units credited to the policy for each sub-account is determined by dividing the net premium allocated to that sub-account by the unit value for that sub-account at the end of the valuation period during which we receive the premium at our Administrative Office.

We will credit units for the initial net premium on the effective date of the policy. We will adjust the units for any transfers in or out of a sub-account, including any transfer processing fee.



We will cancel the appropriate number of units based on the unit value at the end of the valuation period in which any of the following events occur: the policy administration charge of $30 is assessed; the date we receive and file your written notice for a partial withdrawal or a cash surrender; the date of a systematic withdrawal; the earlier of the annuity date or maturity date; or the date we receive due proof of your death or the annuitant's death.

UNIT VALUE


The unit value for each sub-account's first valuation period is set at a fixed amount, generally $10. The unit value for each subsequent valuation period is determined by multiplying the unit value at the end of the immediately preceding valuation period by the net investment factor for the valuation period for which the value is being determined.


The unit value for a valuation period applies to each day in that period. The unit value may increase or decrease from one valuation period to the next.

NET INVESTMENT FACTOR


The net investment factor is an index that measures the investment performance of a sub-account from one valuation period to the next. Each sub-account has a net investment factor, which may be greater than or less than one.

The net investment factor for each sub-account for a valuation period equals 1 plus the rate of return earned by the relevant portfolio, adjusted for the effect of taxes charged or credited to the sub-account and the mortality and expense risk charge.


The rate of return of the relevant portfolio is equal to the fraction obtained by dividing (a) by (b) where:
         (a) is the net investment income and net gains, realized and unrealized, credited during the current valuation period; and
         (b) is the value of the net assets of the relevant portfolio at the end of the preceding valuation period, adjusted for the net capital transactions and dividends declared during the current valuation period.


TRANSFERS

TRANSFER PRIVILEGE


You may transfer all or a part of an amount in the sub-account(s) to another sub-account(s) or to the Fixed Account, or transfer a part of an amount in the Fixed Account to the sub-account(s), subject to these general restrictions and the additional restrictions in "Restrictions on Transfers from Fixed Account":

         1.       the Company's minimum transfer amount, currently $250;

         2. a transfer request that would reduce the amount in that sub-account or the Fixed Account below $500 will be treated as a transfer request for the entire amount in that sub-account or the Fixed Account; and

         3. transfers from the Fixed Account except from the one year Guarantee Period may be subject to a Market Value Adjustment..

We cannot guarantee that a sub-account or shares of a portfolio will always be available. If you request an amount in a sub-account or Fixed Account be transferred to a sub-account at a time when the sub-account or underlying portfolio is unavailable, we will not process your transfer request, and this request will not be counted as a transfer for purposes of determining the number of free transfers executed. The Company reserves the rights to change its minimum transfer amount requirements.


TELEPHONE TRANSFER PRIVILEGE

You may direct us to act on transfer instructions given by telephone, subject to our procedures, by initialing the authorization on the application or by subsequently completing our administrative form. The authorization will continue in effect until we receive your written revocation or we discontinue this privilege. We reserve the right to change our procedures and to discontinue this privilege.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we do not employ such reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate personal security codes and contract number before effecting any transfers.

DOLLAR COST AVERAGING PRIVILEGE ("DCA")


You may elect to have us automatically transfer specified amounts FROM ANY ONE variable sub-account or the one year Guarantee Period under the Fixed Account (either one a "disbursement" account) TO ANY OTHER variable sub-account(s) or Guarantee Period under the Fixed Account on a periodic basis, subject to our administrative procedures and the restrictions in "Transfer Privilege" above. This privilege is intended to allow you to utilize "Dollar Cost Averaging," a long-term investment method which provides for regular, level, investments over time. We make no representation or guarantee that DCA will result in a profit or protect against loss.

To initiate DCA, we must receive your written notice on our form. Once elected, such transfers will be processed until the entire value of the sub-account or the one year Guarantee Period under the Fixed Account is completely depleted; or we receive your written revocation of such monthly transfers; or we discontinue this privilege. We reserve the right to change our procedures or to discontinue the DCA privilege upon 30 days written notice to you.


RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT


Other than transfers made pursuant to DCA, you may transfer an amount from a Guarantee Period under the Fixed Account subject to these additional restrictions:
         1. Transfers from a Guarantee Period other than the one year Guarantee Period may be subject to a Market Value Adjustment.
         2. Transfers from one Guarantee Period to another are prohibited other than within the 30 day window.


UNDER OUR CURRENT PROCEDURES, THE TRANSFER WILL BE MADE ON THE VALUATION DATE THAT OCCURS ON OR NEXT FOLLOWING THE DATE WE RECEIVE YOUR TRANSFER REQUEST AT OUR ADMINISTRATIVE OFFICE.

TRANSFER PROCESSING FEE



There is no limit to the number of transfers that you can make between sub-accounts or to the Fixed Account. However, other than transfers made pursuant to DCA, we only allow one transfer each year from the Guarantee Periods under the Fixed Account (see "Restrictions on Transfers from Fixed Account" above). The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change.

Although the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account.




PAYMENT OF PROCEEDS

PROCEEDS


Proceeds means the amount we will pay under your policy when the first of the following events occurs: the annuity date or maturity date; or the policy is surrendered; or we receive due proof of death of the last surviving annuitant or any owner. We will pay any proceeds in a single sum that may be payable due to death before the annuity date or maturity date, unless an election is made for a payment option. See "Election of Options". The policy ends when we pay the proceeds.


We will deduct any applicable premium tax from the proceeds described below, unless we already deducted the tax from the premiums when paid.

PROCEEDS ON ANNUITY DATE OR MATURITY DATE


If Payment Option 1 is in effect on the annuity date, the proceeds we will pay is the policy value. See "Payment Options" . If the proceeds are paid in a lump sum on the annuity date, we will pay the cash surrender value.


You may change the annuity date, subject to these limitations:

         1. we must receive your written notice at our Administrative Office at least 30 days before the current annuity date;

         2. the requested annuity date must be a date that is at least 30 days after we receive your written notice; and

         3. the requested annuity date should be no later than the first day of the month following any annuitant's 100th birthday or any earlier date required by law.

The proceeds on the Maturity Date will be the policy value. The Maturity Date is the first day of the month after any annuitant's 100th birthday.


PROCEEDS ON SURRENDER


If you surrender the policy before the annuity date, the proceeds we will pay is the cash surrender value. The cash surrender value is the policy value, less any applicable surrender charge, the policy administration charge and any applicable Market Value Adjustment. The cash surrender value will be determined on the date we receive your written notice for surrender and this policy at our Administrative Office.

You may surrender the policy for its cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date. However, the surrender proceeds may be subject to a federal income tax, including a penalty tax. See "Federal Tax Status".

You may elect to have the cash surrender value paid in a single sum or under a payment option. See "Payment Options". The policy ends when we pay the cash surrender value. You may avoid a surrender charge by electing to apply the policy values under Payment Option 1. See "Proceeds on Annuity Date or Maturity Date".

PROCEEDS ON DEATH OF LAST SURVIVING ANNUITANT BEFORE ANNUITY DATE OR MATURITY DATE (THE DEATH BENEFIT)

If we receive due proof of death of the last surviving annuitant before the annuity date or maturity date ("such due proof"), the proceeds we will pay to the beneficiary is the death benefit.


     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED ON OR AFTER MAY 1, 1996 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE POLICIES ARE OFFERED:

     If we receive such due proof during the first five years, the death benefit is the greater of:

         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the last surviving annuitant's death.

     If we receive such due proof after the first five policy years, the death benefit is the greatest of:
         1.       item "1" above; or
         2.       item "2" above; or
         3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

     If on the date the policy was issued, all annuitants were attained age 80 or less, then after any annuitant attains age 81, the death benefit is the greater of items "1" or "2" above. However, if on the date the policy was issued, any annuitant was attained age 81 or more, then the death benefit is the policy value.


     THE FOLLOWING APPLIES ONLY TO POLICIES ISSUED FROM MAY 1, 1995 THROUGH APRIL 30, 1996, OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTIONS IN WHICH THE CONTRACTS ARE OFFERED.

     If we receive such due proof during the first seven policy years, the death benefit is the greater of:

         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or

         2. the policy value on the date we receive due proof of the last surviving annuitant's death.


     If we receive such due proof after the first seven policy years, the death benefit is the greatest of:

         1.       item "1." above; or

         2.       item "2." above; or

         3. the policy value at the end of the most recent 7 policy year period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 7 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 7 policy year periods are measured from the policy date (i.e., 7, 14, 21, 28, etc.). No further step-ups in Death Benefits will occur after the age of 80.

     THE FOLLOWING APPLIES ONLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 1995 OR SUCH LATER DATE AS APPLICABLE REGULATORY APPROVALS ARE OBTAINED IN THE JURISDICTION IN WHICH THE CONTRACTS ARE OFFERED.

     If we receive such due proof during the first five policy years, the death benefit is the greater of:

         1. the premiums paid, less: a) any partial withdrawals, including applicable surrender charges; and b) any incurred taxes; or
         2. the policy value on the date we receive due proof of the last surviving annuitant's death.


     If we receive such due proof after the first five policy years, the death benefit is the greatest of:

         1.       item "1" above; or
         2.       item "2" above; or

         3. the policy value at the end of the most recent 5 policy year period preceding the date we receive due proof of the last surviving annuitant's death, adjusted for any of the following items that occur after such last 5 policy year period: a) less any partial withdrawals, including applicable surrender charges; b) less any incurred taxes; and c) plus any premiums paid. The 5 policy year periods are measured from the policy date (i.e., 5, 10, 15, 20, etc.).

No death benefit is payable if the policy is surrendered before the last surviving annuitant's death.


PROCEEDS ON DEATH OF ANY OWNER BEFORE OR AFTER ANNUITY DATE OR MATURITY DATE

If you are not the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the policy value as of the date we receive due proof of your death. If you are the annuitant, and we receive due proof of your death before the annuity date or maturity date we will pay the beneficiary the death benefit described in "Proceeds on Death of Annuitant Before Annuity Date or Maturity Date." If any owner dies before the annuity date, Federal tax law requires the policy value be distributed within five years after the date of such owner's death regardless of whether such owner is or is not an annuitant, unless such owner's spouse is the designated beneficiary, in which case the policy may be continued with the surviving spouse as the new owner. All such distributions will be made in accordance with the requirements of the Investment Company Act of 1940.

A "designated beneficiary" is the person designated by you as a beneficiary and to whom the benefits of the policy pass by reason of an owner's death and must be a natural person.

If any owner dies on or after the earlier of the annuity date, any remaining payments must be distributed at least as rapidly as under the payment option in effect on the date of such owner's death.

The distribution requirements described above will be considered satisfied as to any portion of the proceeds:

     1.   payable to or for the benefit of a designated beneficiary; and

     2. which is distributed over the life (or period not exceeding the life expectancy) of that beneficiary, provided that the beneficiary is a natural person and such distributions begin within one year of the owner's death.

If you are not a natural person, the primary annuitant as determined in accordance with Section 72(s) of the Code (i.e., the individual the events in the life of whom are of primary importance in effecting the timing or amount of the payout under the policy) will be treated as an owner for purposes of these distribution requirements, and any change in the primary annuitant will be treated as the death of an owner.

INTEREST ON PROCEEDS

We will pay interest on proceeds if we do not pay the proceeds in a single sum or begin paying the proceeds under a payment option:

     1.   within 30 days after the proceeds become payable; or
     2. within the time required by the applicable jurisdiction, if less than 30 days.

This interest will accrue from the date the proceeds become payable to the date of payment, but not for more than one year, at an annual rate of 3%, or the rate and time required by law, if greater.

PARTIAL WITHDRAWALS


You may withdraw part of the cash surrender value at any time before the earlier of the death of the last surviving annuitant, the annuity date or maturity date, subject to these limits:

     1.   the Company's minimum partial withdrawal, currently $250;

     2. the maximum partial withdrawal is the amount that would leave a cash surrender value of $5,000;

     3. a partial withdrawal request which would reduce the amount in a sub-account or a Guarantee Period under the Fixed Account below $500 will be treated as a request for a full withdrawal of the amount in that sub-account or a Guarantee Period; and

     4. a partial withdrawal request for an amount exceeding $10,000 must be accompanied by a guarantee of the owner's signature by a commercial bank, trust company, or savings and loan.

On the date we receive your written notice for a partial withdrawal at our Administrative Office, we will withdraw the amount of the partial withdrawal from the policy value, and we will then deduct any applicable surrender charge from the remaining policy value. The Company reserves the right to change its minimum partial withdrawal amount requirements.


You may specify the amount to be withdrawn from certain sub-accounts or Guarantee Periods under the Fixed Account. If you do not provide this information to us, we will withdraw proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If you do provide this information to us, but the amount in the designated sub-accounts and Guarantee Periods is inadequate to comply with your withdrawal request, we will first withdraw from the specified sub-accounts and the Guarantee Periods under the Fixed Account. The remaining balance will be withdrawn proportionately from the other sub-accounts and the Guarantee Periods in which you are invested.

Any partial or systematic withdrawal may be included in the owner's gross income in the year in which the withdrawal occurs, and may be subject to federal income tax, including a penalty tax equal to 10% of the amount treated as taxable income, and the Code restricts certain distributions under Tax-Sheltered Annuity Plans and other qualified plans. See "Federal Tax Status".


SYSTEMATIC WITHDRAWAL PRIVILEGE ("SWP")


You may elect to withdraw a fixed-level amount from the sub-account(s) and the Guarantee Period(s) under the Fixed Account on a monthly, quarterly, or semi-annual basis beginning 30 days after the Effective Date, if we receive your written notice on our form and the policy meets the Company's minimum premium, currently $25,000, and in accordance with "Partial Withdrawals" above (when surrender charges are applicable). No minimum is necessary when Surrender Charges are not applicable. While Surrender Charges are applicable, each year you may withdraw as follows:

     1. Up to 100% of positive investment earnings of each variable sub-account available at the time the SWP is executed/processed; PLUS
     2. Up to 100% of current policy year's interest on the FIXED ACCOUNT available at the time the SWP is executed/processed; PLUS
     3.   Up to 10% of total premiums still subject to a surrender charge; PLUS
     4.   Up to 100% of total premiums NOT SUBJECT TO A SURRENDER CHARGE.

     NOTE: Withdrawals other than from the one year Guarantee Period will be subject to a Market Value Adjustment.

When no Surrender Charges are applicable, the entire policy is available for systematic withdrawal. The Systematic Withdrawal Privilege will end at the earliest of the date: when the sub-account(s) and Guarantee Period(s) you specified for these withdrawals has no remaining amount to withdraw; or the cash surrender value is reduced to $5,000; or you elect to pay premiums by pre-authorized check; or we receive your written notice to end this privilege; or we elect to discontinue this privilege upon 30 days written notice to you. Use of this privilege during a policy year counts as your first 10% free withdrawal of total premiums under the "Surrender Charge" provision. References to partial withdrawals in other provisions of this Prospectus include systematic withdrawals. If applicable, a charge for premium taxes may be deducted from each systematic withdrawal payment. The Company reserves the right to change its minimum systematic withdrawal amount requirements.


PORTFOLIO REBALANCING ("REBALANCING")

Portfolio Rebalancing is an investment strategy in which, on a quarterly, semi-annual or annual basis, your policy value in the sub-accounts only is reallocated back to its original portfolio allocation, regardless of changes in individual portfolio values from the time of the last Rebalancing. We make no representation or guarantee that Rebalancing will result in a profit, protect you against loss or ensure that you meet your financial goals.


To initiate Rebalancing, we must receive your written notice on our form. Participation in Rebalancing is voluntary and can be modified or discontinued at any time by you in writing on our form. Portfolio Rebalancing is not available for amounts invested and earnings thereon in the Fixed Account.

Once elected, we will continue to perform Rebalancing until we are instructed otherwise. We reserve the right to change our procedures or discontinue offering Rebalancing upon 30 days written notice to you.


LOANS

The Company may offer a loan privilege to owners of policies issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If offered, owners of such policies may obtain loans using the policy as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules (collectively, "loan rules"). Tax advisers and retirement plan fiduciaries should be consulted prior to exercising loan privileges. Policy loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the policy terminates while a loan is loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the policy under Section 403(b) may be adversely affected.


If loans are offered, the following will apply:


        Under the terms of the policy, qualified policies have a maximum loan value equal to 80% of the policy value, although loan rules may serve to reduce such maximum loan value in some cases. The amount available for a loan at any given time is the loan value less any outstanding debt. Debt equals the amount of any loans plus accrued interest. Loans will be made only upon written request from the owner. The Company will make loans within seven days of receiving a properly completed loan application (applications are available from the Company), subject to postponement under the same circumstances that payment of withdrawals may be postponed. See "Partial Withdrawals".

        When an owner requests a loan, the Company will reduce the owner's investment in the investment accounts and transfer the amount of the loan to the loan account, a part of the Company's general account. The owner may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals. See "Partial Withdrawals". The policy provides that owners may repay policy debt at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. The owner may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as the owner's most recent premium. On each policy anniversary, the Company will transfer from the investment accounts to the loan account the amount by which the debt on the policy exceeds the balance in the loan account.

        The Company charges interest of 6% per year on policy loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. The Company credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the policy is 2%. If on any date debt under a policy exceeds the policy value, the policy will be in default. In such case the owner will receive a notice indicating the payment needed to bring the policy out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, the policy will be foreclosed (terminated without value).

        The amount of any debt will be deducted from the minimum death benefit. See "Proceeds on Death of Last Surviving Annuitant Before Annuity Date or Maturity Date". In addition, debt, whether or not repaid, will have a permanent effect on the policy value because the investment results of the investments accounts will apply only to the unborrowed portion of the policy value. The longer debt is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in the loan account while the debt is outstanding, the policy value will not increase as rapidly as it would have if no debt were outstanding. If investment results are below that rate, the policy value will be higher than it would have been had no debt been outstanding.


PAYMENT OF BENEFITS, PARTIAL WITHDRAWALS, CASH SURRENDERS AND TRANSFERS - POSTPONEMENT


We will usually pay any proceeds payable, amounts partially withdrawn, or the cash surrender value within seven calendar days after:
     1. we receive your written notice for a partial withdrawal or a cash surrender; or
     2.   the date chosen for any systematic withdrawal; or

     3. we receive due proof of your death or the death of the last surviving annuitant.

However, we can postpone the payment of proceeds, amounts withdrawn, the cash surrender value, or the transfer of amounts between sub-accounts if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or
     2. the SEC permits by an order the postponement for the protection of policyowners; or
     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

We have the right to defer payment of any partial withdrawal, cash surrender, or transfer from the Fixed Account for up to six months from the date we receive your written notice for a withdrawal, surrender or transfer.

CHARGES AGAINST THE POLICY, VARIABLE ACCOUNT, AND FUNDS


     SURRENDER CHARGE

     No deduction for a sales charge is made when premiums are paid. However, a surrender charge (contingent deferred sales charge) will be deducted when certain partial withdrawals and cash surrenders are made to at least partially reimburse us for certain expenses relating to the sale of the policy, including commissions to registered representatives and other promotional expenses. A surrender charge may also be applied to the proceeds paid on the annuity date, unless the proceeds are applied under Payment Option 1.

     For the purpose of determining if any surrender charge applies and the amount of such charge, partial withdrawals and surrenders are taken according to these rules from policy value attributable to premiums or investment earnings in the following order: SURRENDER CHARGE

     1. Up to 100% of positive investment earnings of each variable sub-account available at the time the request is made, once a policy year, PLUS..........................................................None
     2. Up to 100% of current policy year's interest on the FIXED ACCOUNT at the time the request for surrender/withdrawal is made, once a policy year, PLUS..............................................None
     3. Up to 10% of total premiums STILL SUBJECT TO A SURRENDER CHARGE, once a policy year, PLUS......................................................................................................None
     4. Up to 100% of those premiums NOT SUBJECT TO A SURRENDER CHARGE, available at any time.....................................................................................................None
     5. Premiums subject to a surrender charge:
               For policies issued prior to May 1, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered (For 5 years from the date of payment, each premium is subject to a 6% surrender
                charge. After the 5th year, no surrender charge will apply to such payment)...................................6%

               For policies issued after April 30, 1995 or such later date as applicable regulatory approvals are obtained in the jurisdiction in which the contracts are offered:

                      Policy Years Since Premium Was Paid
                      -----------------------------------
                          Less than 1.........................................................................................6%
                          At least 1, but less than 2.........................................................................6%
                          At least 2, but less than 3.........................................................................5%
                          At least 3, but less than 4.........................................................................5%
                          At least 4, but less than 5.........................................................................4%
                          At least 5, but less than 6.........................................................................3%
                          At least 6, but less than 7.........................................................................2%
                          At least 7........................................................................................None


    Any surrender charge will be deducted proportionately from the sub-account(s) or the Guarantee Periods under the Fixed Account being surrendered or partially withdrawn in relation to the amount(s) withdrawn. If the amount remaining in a sub-account or a Guarantee Period after the withdrawal is insufficient to cover the proportionate surrender charge deduction, the balance of the surrender charge will be assessed proportionately from any other sub-account and Guarantee Period in which you are invested.


    POLICY ADMINISTRATION CHARGE

    To cover the costs of providing certain administrative services attributable to the policies and the operations of the Variable Account, including policy records, communicating with policyowners, and processing transactions, we deduct a policy administration charge of $30 for the prior policy year on each policy anniversary. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. We will also deduct this charge for the current policy year if the policy is surrendered for its cash surrender value, unless the policy is surrendered on a policy anniversary.



The charge will be assessed proportionately from any sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested. If the charge is obtained from one of the sub-accounts, we will cancel the appropriate number of units credited to this policy based on the unit value at the end of the valuation period when the charge is assessed.


DAILY ADMINISTRATION FEE


At each valuation period, we deduct a daily administration fee at an effective annual rate of 0.15% from the net assets of each sub-account of the Variable Account. This daily administration fee is intended to reimburse us for other administrative costs under the policies.



TRANSFER PROCESSING FEE


The first 12 transfers during each policy year are free under our current policy, which we reserve the right to change. Although, the Company currently does not assess a transfer fee for the 13th and each additional transfer in a policy year, we reserve the right to assess a $25 transfer fee. For the purposes of assessing the fee, each transfer request (which includes a written notice or telephone call, but does not include dollar cost averaging automatic transfers) is considered to be one transfer, regardless of the number of sub-accounts or Guarantee Periods under the Fixed Account affected by the transfer. The processing fee will be charged proportionately to the receiving sub-account(s) and/or the Fixed Account. See "Transfers" for the rules concerning transfers.


ANNUALIZED MORTALITY AND EXPENSE RISK CHARGE


The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimated when we established our guarantees in the policy. Because of these guarantees, each annuitant is assured that their longevity will not have an adverse effect on the annuity payments they receive. The mortality risk we assume also includes our guarantee to pay a death benefit if the last surviving annuitant dies before the annuity date or maturity date. The expense risk we assume is the risk that the surrender charges, policy administration charges, daily administration fee, and transfer fees may be insufficient to cover our actual future expenses.



The annual mortality and expense risk charge is deducted at each valuation period from the assets of the Variable Account at an effective annual rate of 1.25% of the value of the net assets in the Variable Account. We guarantee that the rate of this charge will never increase. This charge is not made after the earlier of the annuity date or maturity date, and this charge is not made against any Fixed Account value. This charge consists of approximately 0.85% to cover the mortality risk, and approximately 0.40% to cover the expense risk.

WAIVER OF SURRENDER CHARGE


When the policy has been in effect for 1 year, upon written notice from you, the Surrender Charge and any applicable Market Value Adjustment will be waived on any partial withdrawal or surrender after you provide us evidence that satisfies us in a written statement signed by a qualified physician that:

        1.     a)   you are terminally ill; and
               b)   your life expectancy is not more than 12 months due to the severity and nature of the terminal illness; and
               c)   the diagnosis of the terminal illness was made after the
                    effective date of this policy.


        2. you are or have been confined to a hospital, nursing home or long-term care facility for at least 90 consecutive days, provided:

               a) confinement is for medically necessary reasons at the recommendation of a physician;
               b) the hospital, nursing home or long-term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare and satisfactory evidence of such status is provided to us; and
               c) the withdrawal or surrender request is received by us no later than 91 days after the last day of your confinement.


For policies issued on or after May 1, 1996, this provision is not available if any owner was attained age 81 or older on the Effective Date.

REDUCTION OR ELIMINATION OF SURRENDER CHARGES

The amount of the surrender charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of sales expenses. In determining whether to reduce the surrender charge, the Company will consider certain factors including the following:

        1. The size and type of group to which the sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of sales with fewer sales contacts.

        2. The total amount of premiums to be received will be considered. Per dollar sales expenses are likely to be less on larger premiums than on smaller ones.

        3. Any prior or existing relationship with the Company will be considered. Policy sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing more sales with fewer sales contacts.

        4. The level of commissions paid to selling broker/dealers will be considered. Certain broker/dealers may offer policies in connection with financial planning programs offered on a fee for service basis. In view of the financial planning fees, such broker/dealers may elect to receive lower commissions for sales of the policies, thereby reducing the Company's sales expenses.

If, after consideration of the foregoing factors, it is determined that there will be a reduction in sales expenses, the Company will provide a reduction in the surrender charge. The surrender charge will be eliminated when a policy is issued to an officer, director, employee, or relative thereof of: the Company; The Canada Life Assurance Company; J. & W. Seligman Co. Incorporated; or any of their affiliates. In no event will reduction or elimination of the surrender charge be permitted where such reduction or elimination will be discriminatory to any person.

REDUCTION OR ELIMINATION OF POLICY ADMINISTRATION CHARGE

The amount of the policy administration charge on a policy may be reduced or eliminated when some or all of the policies are to be sold to a group of individuals in such a manner that results in savings of administration expenses. In addition, if the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. In determining whether to reduce or eliminate the administration charges, the Company will consider certain factors including the following:
        1. The size and type of group to which administrative services are to be provided will be considered.
        2.      The total amount of premiums to be received will be considered.

If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, the Company will provide a reduction in the policy administration charge. In no event will reduction or elimination of the administration charge be permitted where such reduction or elimination will be discriminatory to any person.


TAXES


We will incur premium taxes in some jurisdictions relating to the policies. Depending on the jurisdiction, we deduct any such taxes from either: a) the premium when paid; or b) the policy value when it is applied under a payment option, cash surrender or partial withdrawal. A summary of current state premium tax rates is contained in Appendix A.


When any tax is deducted from the policy value, it will be deducted proportionately from the sub-accounts and the Guarantee Periods under the Fixed Account in which you are invested.


We reserve the right to charge or provide for any taxes levied by any governmental entity, including:
        1. taxes that are against or attributable to premiums, policy values or annuity payments; or
        2. taxes that we incur which are attributable to investment income or capital gains retained as part of our reserves under the policies or from the establishment or maintenance of the Variable Account.


OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES

Each portfolio is responsible for all of its operating expenses. In addition, fees for investment advisory services are charged monthly from each portfolio at an annual rate of the monthly net assets of the portfolio. The Prospectus and Statement of Additional Information for each Fund provides more information concerning the investment advisory fee, other charges assessed against the portfolio(s) each Fund offers, and the investment advisory services provided to such portfolio(s).


PAYMENT OPTIONS


The policy ends when we pay the proceeds on the earlier of the annuity date or maturity date. On the annuity date, we will apply the policy value under Payment Option 1, unless you have an election of a payment option on file at our Administrative Office to receive the cash surrender value in a single sum, or to receive a mutually agreed upon payment option (Payment Option 2). See "Proceeds on Annuity Date or Maturity Date" . We require the surrender of your policy so that we may pay the cash surrender value or issue a supplemental contract for the applicable payment option. The term "payee" means a person who is entitled to receive payment under this section.


ELECTION OF OPTIONS


You may elect an option or revoke or change your election at any time before the annuity date or maturity date while any annuitant is living. If an election is not in effect at the last surviving annuitant's death or if payment is to be made in one sum under an existing election, the beneficiary may elect one of the options. This election must be made within one year after the last surviving annuitant's death and before any payment has been made.


An election of an option and any revocation or change must be made in a written notice. It must be filed with our Administrative Office with the written consent of any irrevocable beneficiary or assignee.

An option may not be elected and we will pay the proceeds in one sum if either of the following conditions exist:
        1.      the amount to be applied under the option is less than $1,000;
                or
        2.      any periodic payment under the election would be less than $50.


DESCRIPTION OF PAYMENT OPTIONS


Payment Option 1: Life Income

We will pay the proceeds in equal amounts at the beginning of each month, during the payee's lifetime.

The amount of each payment will be determined from the tables in the policy which apply to Payment Option 1, using the payee's age. Age will be determined from the nearest birthday at the due date of the first payment.

Payment Option 2: Mutual Agreement

We will pay the proceeds according to other terms, if those terms are mutually agreed upon.

PAYMENT DATES

The payment dates of the options will be calculated from the date on which the proceeds become payable.

AGE AND SURVIVAL OF PAYEE

We have the right to require proof of age of the payee(s) before making any payment. When any payment depends on the payee's survival, we will have the right, before making the payment, to require proof satisfactory to us that the payee is alive.

DEATH OF PAYEE

At the death of the payee, or the last survivor of the payees, any amount remaining to be paid under this section will become payable in one sum, unless specified otherwise.


OTHER POLICY PROVISIONS

OWNER OR JOINT OWNER


During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you have all the rights and privileges granted by the policy. If you appoint an irrevocable beneficiary or assignee, then your rights will be subject to those of that beneficiary or assignee.

During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name a new owner, joint owner or annuitant by giving us written notice.

With respect to Qualified Policies generally, however, the contract may not be assigned (other than to us), joint ownership is not permitted, and the Owner must be the annuitant.

BENEFICIARY


We will pay the beneficiary any proceeds payable on your death or the death of the last surviving annuitant. During any annuitant's lifetime and before the earlier of the annuity date or maturity date, you may name and change one or more beneficiaries by giving us written notice. However, we will require written notice from any irrevocable beneficiary or assignee specifying their consent to the change.

We will pay the proceeds under the beneficiary appointment in effect at the date of death. If you have not designated otherwise in your appointment, the proceeds will be paid to the surviving beneficiary(ies) equally. If no beneficiary is living when you die or the last surviving annuitant dies, or if none has been appointed, the proceeds will be paid to you or to your estate.




WRITTEN NOTICE

Written Notice must be signed by you, dated, and of a form and content acceptable to us. Your written notice will not be effective until we receive it at our Administrative Office. However, the change provided in your written notice to name or change the owner or beneficiary will then be effective as of the date you signed the written notice:

        1. subject to any payments made or other action we take before we receive and file your written notice; and
        2. whether or not you or the last surviving annuitant are alive when we receive and file your written notice.


PERIODIC REPORTS

We will mail you a report showing the following items about your policy:
        1. the number of units credited to the policy and the dollar value of a unit;
        2.      the policy value;
        3. any premiums paid, withdrawals, and charges made since the last report; and
        4.      any other information required by law.

The information in the report will be as of a date not more than two months before the date of the mailing. We will mail the report to you:
        1.      at least annually, or more often as required by law; and
        2.      to your last address known to us.

ASSIGNMENT


You may assign a nonqualified policy or an interest in it at any time before the earlier of the annuity date or maturity date during any annuitant's lifetime. An assignment must be in a written notice acceptable to us. It will not be binding on us until we receive and file it at our Administrative Office. We are not responsible for the validity of any assignment. Your rights and the rights of any beneficiary will be affected by an assignment.



An assignment of a nonqualified policy may result in certain tax consequences to the owner. See "Transfers, Assignment or Exchanges of a Policy".

MODIFICATION

Upon notice to you, we may modify the policy, but only if such modification:

        1. is necessary to make the policy or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject; or
        2. is necessary to assure continued qualification of the policy under the Code or other federal or state laws relating to retirement annuities or variable annuity policies; or
        3. is necessary to reflect a change in the operation of the Variable Accounts; or
        4. provides additional variable account and/or fixed accumulation options.

In the event of any such modification, we may make any appropriate endorsement to the policy.


                            YIELDS AND TOTAL RETURNS


From time to time, we may advertise yields, effective yields, and total returns for the sub-accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each sub-account may, from time to time, advertise performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

Effective yields and total returns for the sub-accounts are based on the investment performance of the corresponding portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses including any expense reimbursement or fee waiver arrangements as previously described.

The yield of the Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7 day period. The yield is calculated by assuming that the income generated for that 7 day period is generated each 7 day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a sub-account (except the Money Market Sub-Account) refers to the annualized income generated by an investment in the sub-account over a specified 30 day or one month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

The total return of a sub-account refers to return quotations assuming an investment under a policy has been held in the sub-account for various periods of time including, but not limited to, a period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided.

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the sub-account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account (including any surrender charge that would apply if an Owner terminated the policy at the end of each period indicated, but excluding any deductions for premium taxes).

We may, in addition, advertise total return performance information computed on a different basis. We may present total return information computed on the same basis as described above, except deductions will not include the surrender charge. This presentation assumes that the investment in the policy persists beyond the period when the surrender charge applies, consistent with the long-term investment and retirement objectives of the policy.

We may compare the performance of each sub-account in advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the sub-accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performances of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Other services or publications may also be cited in our advertising and sales literature.


Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analysis prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.


We may also compare the performance of each sub-account in advertising and sales literature to the Standard & Poor's composite index of 500 common stocks, a widely used index to measure stock market performance. This unmanaged index does not reflect any "deduction" for the expense of operating or managing an investment portfolio. We may also make comparison to Lehman Brothers Government/Corporate Bond Index, an index that includes the Lehman Brothers Government Bond and Corporate Bond Indices. These indices are total rate of return indices. The Government Bond Index includes the Treasury Bond Index (public obligations of the U.S. Treasury) and the Agency Bond Index (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The Corporate Bond Index includes publicly issued, fixed rate, nonconvertible investment grade dollar-denominated, SEC registered corporate debt. All issues have at least a one-year maturity, and all returns are at market value inclusive of accrued interest. Other independent indices such as those prepared by Lehman Brothers Bond Indices may also be used as a source of performance comparison.

We may also compare the performance of each sub-account in advertising and sales literature to the Dow Jones Industrial Average, a stock average of 30 blue chip stock companies that does not represent all new industries. Other independent averages such as those prepared by Dow Jones & Company, Inc. may also be used as a source of performance comparison. Day-to-day changes may not be reflective of the overall market when an average is composed of a small number of companies.



                                  TAX DEFERRAL


Under current tax laws any increase in policy value is generally not taxable to you or any annuitant until received, subject to certain exceptions. See "FEDERAL TAX STATUS". This deferred tax treatment may be beneficial to you in building assets in a long-range investment program.

We may also distribute sales literature or other information including the effect of tax-deferred compounding on a sub-account's investment returns, or returns in general, which may be illustrated by tables, graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis where allowed by state laws. All income and capital gains derived from sub-account investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can result in substantial long-term accumulation of assets, provided that the investment experience of the underlying portfolios of the Funds is positive.



                               FEDERAL TAX STATUS

      THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity policy we issue. Any person concerned about these tax implications should consult a tax adviser before initiating any transaction. This discussion is based upon general understanding of the present Federal income tax laws. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


The policy may be purchased on a nonqualified tax basis ("Nonqualified Policy") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Policy"). The Qualified Policy was designed for use by individuals whose premium payments are comprised of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 457 of the Code. The ultimate effect of Federal income tax on the amounts held under a policy, or annuity payments, and on the economic benefit to the owner, any annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Policy with proceeds from a tax-qualified plan and receiving distributions from a Qualified Policy in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of a policy for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a policy. The following discussion assumes that Qualified Policies are purchased with proceeds from and/or contributions under retirement plans that receive the intended special Federal income tax treatment.



THE COMPANY'S TAX STATUS

The Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. The operations of the Variable Account are a part of and taxed with our operations. We are taxed as a life insurance company under Subchapter L of the Code.

At the present time, we make no charge for any Federal, state or local taxes (other than premium taxes) that we incur which may be attributable to the Variable Account or to the policies. However, we do reserve the right to make a charge in the future for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the policies.

TAX STATUS OF THE POLICY

DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code provides that separate account investments underlying a policy must be "adequately diversified" in accordance with Treasury regulations in order for the policy to qualify as an annuity policy under
Section 72 of the Code. The Variable Account, through each portfolio of CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, and Berger Trust intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various divisions of the Accounts may be invested. Although we do not have control over CLASF, Fidelity VIP, Fidelity VIP II, Seligman, Dreyfus, Dreyfus Socially Responsible, Alger American, Montgomery, or Berger Trust in which the Variable Account invests, we believe that each portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Policy will be treated as an annuity under the Code.

In certain circumstances, variable annuity policyowners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policyowner's gross income. Several years ago, the IRS stated in published rulings that a variable policyowner will be considered the owner of separate account assets if the policyowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the owner of the policy has the choice of more subdivisions to which to allocate premiums and policy values than such rulings, has a choice of investment strategies different from such rulings, and may be able to transfer among subdivisions more frequently than in such rulings. These differences could result in the policyowner being treated as the owner of the assets of the Variable Account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Variable Account.


REQUIRED DISTRIBUTIONS

In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity policy for Federal income tax purposes, Section 72(s) of the Code requires any Nonqualified Policy to provide that (a) if any owner dies on or after the annuity commencement date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity commencement date, the entire interest in the Policy will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom proceeds of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Policy may be continued with the surviving spouse as the new owner.

The Nonqualified Policies contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Other rules may apply to Qualified Policies [see "Minimum Distribution Requirements ("MDR") for IRA's].



The following discussion assumes that the policies will qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL

Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs by withdrawing all or part of the accumulation value (e.g., partial withdrawal or surrenders) or as annuity payments under the annuity option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value (and in the case of a Qualified Policy, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The owner of any annuity policy who is not a natural person generally must include in income any increase in the excess of the policy's accumulation value over the policy's "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss these with a tax adviser.


The following discussion generally applies to policies owned by natural persons.

WITHDRAWALS/DISTRIBUTIONS

In the case of a distribution under a Qualified Policy (other than a Section 457 plan), under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Policy which was not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Policies.

In the case of a withdrawal/distribution (e.g. surrender, partial withdrawal of systematic withdrawal) under a Nonqualified Policy before the annuity date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

ANNUITY PAYMENTS

Although tax consequences may vary depending on the annuity option elected under an annuity policy, under Code Section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity policy that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable income payments, in general, the taxable portion (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed income payments (prior to recovery of the investment in the contract), in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a policy because of the death of an owner or the last surviving annuitant. Generally, such amounts are includable in the income of the recipient as follows:

        1. if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy; or
        2. if distributed under a payment option, they are taxed in the same manner as annuity payments.


For these purposes, the investment in the policy is not affected by an owner or annuitant's death. That is the investment in the policy remains the amount of any purchase payments paid which were not excluded from gross income.




PENALTY TAX ON CERTAIN WITHDRAWALS

In the case of a distribution pursuant to a Nonqualified Policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

        1.      made on or after the taxpayer reaches age 59 1/2;
        2. made on or after the death of an owner (or if the owner is not an individual, the death of the primary annuitant);
        3.      attributable to the owner becoming disabled;
        4. as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary;
        5. made under an annuity policy that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
        6. made under certain annuities issued in connection with structured settlement agreements.

Other tax penalties may apply to certain distributions under a Qualified Policy, as well as to certain contributions, loans and other circumstances.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A POLICY


A transfer of ownership, the designation of an annuitant or other beneficiary who is not also the owner, the designation of certain annuity starting dates, or the exchange of a policy may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, designation, or exchange of a policy should contact a tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, withholding is mandatory for certain distributions from Qualified contracts.


MULTIPLE POLICIES

Section 72(e)(11) of the Code treats all nonqualified deferred annuity policies entered into after October 21, 1988, that are issued by us (or our affiliates) to the same owner during any calendar year as one annuity policy for purposes of determining the amount includable in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one annuity contract.




POSSIBLE TAX CHANGES


In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).



TAXATION OF QUALIFIED PLANS

The policies are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, no attempt is made to provide more than general information about the use of the policies with the various types of qualified retirement plans. Policyowners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the policy, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the policies. Owners are responsible for determining that contributions, distributions and other transactions with respect to the policies satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with which we will issue a policy. We will amend the policy as instructed to conform it to the applicable legal requirements for such plan.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSIONS (SEP/IRAS)


Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the policy for use with IRAs may be subject to special requirements of the Internal Revenue Service.


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using an IRA for such purpose, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employee to an IRA. Employers intending to use the policy in connection with such plans should seek advice.

Purchasers of a policy for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. Purchasers should seek competent advice as to the suitability of the policy for use with IRAs. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy comports with IRA qualification requirements.



MINIMUM DISTRIBUTION REQUIREMENTS ("MDR") FOR IRAS

The Code requires that minimum distribution from an IRA begin no later than April 1 of the year following the year in which the owner attains age 701/2(Failure to do so results in a penalty of 50% of the amount not withdrawn. This penalty is in addition to normal income tax. We will calculate the MDR only for funds invested in this Policy and subject to our administrative guidelines, including but not limited to: 1) minimum withdrawal amount of $250; 2) while surrender charges are applicable, up to 10% of total premium plus 100% of any sub-account earnings and 100% of current policy year's Fixed Account interest may be withdrawn; and 3) use of MDR counts as the once a policy year free withdrawal.


As an administrative practice, we will calculate and distribute an amount from an IRA using the method contained in the Code's minimum distribution requirements. The annual distribution is determined by dividing the prior December 31st value for the policy by a life expectancy factor. The factor will be based on either your life or the life expectancies of your life and your designated beneficiary, as directed by you, and based on tables found in the IRS' regulations. Factors are redetermined for each year's distribution. The value of the policy to be used in this calculation is the policy value on the December 31st prior to the year for which each subsequent payment is made. The life expectancy factor is determined by using the appropriate IRS chart based on one of the following circumstances:
        1.      Your life expectancy (Single Life Expectancy);
        2. Joint life expectancy between you and your designated beneficiary (Joint Life and Last Survivor Expectancy); or

        3. Your life expectancy and a non-spouse beneficiary more than 10 years younger than you (Minimum Distribution Incident Benefit Requirement).

The Code Minimum Distribution Requirements also apply to distribution from qualified plans other than IRA's. For qualified plans under section 401(a), 401(k), 403(a), 403(b), and 457, the code requires that distributions generally must commence no later than the later of (i) April 1 of the calender year following the calender year in which the owner (or plan participant) reaches age 70 1/2 or (ii) retirement, and must be made in a specified form or manner. If the plan participant is a "5% owner" (as defined in the code), distributions generally must begin no later than the date described in (i). You are responsible for ensuring that distributions from such plans satisfy the Code minimum distribution requirements.

CORPORATE AND SELF-EMPLOYED (H.R.10 AND KEOGH) PENSION AND PROFIT-SHARING PLANS

Sections 401(a), 401(k) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individual Tax Retirement Act of 1962, as amended, commonly referred to as "H.R.10" or "Keogh", permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the policies in order to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this policy is assigned or transferred to any individual as a means to provide benefit payments. Employers intending to use the policy in connection with such plans should seek advice.


DEFERRED COMPENSATION PLANS


Section 457 of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. All distributions are taxable as ordinary income. Except for certain governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer.

TAX-SHELTERED ANNUITY PLANS

Section 403(b) of the Code permits public school systems and certain tax-exempt organizations specified in Section 501(c)(3) to make payments to purchase annuity policies for their employees. Such payments are excludable from the employee's gross income (subject to certain limitations), but may be subject to FICA (Social Security) taxes. Under Code requirements, Section 403(b) annuities generally may not permit distribution of: 1) elective contributions made in years beginning after December 31, 1988; 2) earnings on those contributions; and
3) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Under Code requirements, distributions of such amounts will be allowed only: 1) upon the death of the employee; or 2) on or after attainment of age 59 1/2; or 3) separation from service; or 4) disability; or 5) financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. With respect to these restrictions, the Company is relying upon a no-action letter dated November 28, 1988, from the staff of the SEC to the American Council of Life Insurance, the requirements for which have been or will be complied with by the Company.



OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the Federal tax consequences under these policies are not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Policy depend on the individual circumstances of each owner or recipient of the distribution. A tax adviser should be consulted for further information.

            RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity policy issued under the ORP only upon: 1) termination of employment in the Texas public institutions of higher education; 2) retirement; or 3) death. Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer or a certificate of death before policy values can be withdrawn or surrendered.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.


                            DISTRIBUTION OF POLICIES


The policies will be offered to the public on a continuous basis, and we do not anticipate discontinuing the offering of the policies. However, we reserve the right to discontinue the offering. Applications for policies are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity policies and who are also registered representatives of Canada Life of America Financial Services, Inc. ("CLAFS"). CLAFS is a wholly owned subsidiary of our Company. CLAFS, a Georgia corporation organized on January 18, 1988, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The policies may also be sold through other broker/dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity policies. CLAFS will pay distribution compensation to selling broker/dealers in varying amounts which, under normal circumstances, is not expected to exceed 6.5% of premium payments under the policies. We may from time to time pay additional compensation pursuant to promotional contracts. In some circumstances, we may provide reimbursement of certain sales and marketing expenses. CLAFS will pay a promotional agent fee for providing marketing support for the distribution of the contracts.


CLAFS acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the policies for the Variable Account pursuant to a distribution agreement involving CLAFS and us. CLAFS is not obligated to sell any specific number of policies. CLAFS principal business address is 6201 Powers Ferry Road, NW, Atlanta, Georgia.


                                LEGAL PROCEEDINGS

There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

                                  VOTING RIGHTS


To the extent deemed to be required by law and as described in the Prospectuses for the Funds, shares held in the Variable Account and in our general account will be voted by us at regular and special shareholder meetings in accordance with instructions received from persons having voting interests in the corresponding sub-accounts. If however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes which are available to you will be calculated separately for each sub-account of the Variable Account, and may include fractional votes. The number of votes attributable to a sub-account will be determined by applying your percentage interest, if any, in a particular sub-account to the total number of votes attributable to that sub-account. You hold a voting interest in each sub-account to which the Variable Account value is allocated. You only have voting interest prior to the annuity date or maturity date.


The number of votes which are available to you will be determined as of the date coincident with the date established for determining shareholders eligible to vote at the relevant meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with established procedures.


Shares as to which no timely instructions are received and shares held by us in a sub-account as to which you have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all policies participating in that sub-account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes cast on such item.

Each person having a voting interest in a sub-account will receive proxy materials, reports, and other material relating to the appropriate portfolio.


                              FINANCIAL STATEMENTS


Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information. The Variable Account's statement of net assets as of December 31, 1996, and the related statement of operations and the statements of changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained in the Statement of Additional Information.


The financial statements of the Company included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

             STATEMENT OF ADDITIONAL INFORMATION - TABLE OF CONTENTS


    ADDITIONAL POLICY PROVISIONS
            Contract.............................................................................................................
            Incontestability .....................................................................................................2
            Misstatement of Age ..................................................................................................2
            Currency .............................................................................................................3
            Place of Payment .....................................................................................................3
            Non-Participation ....................................................................................................3
            Our Consent ..........................................................................................................3
    CALCULATION OF YIELDS AND TOTAL RETURNS
            Money Market Yields...................................................................................................3
            Other Sub-Account Yields............................................................................................. 4
            Total Returns........................................................................................................ 4
            Effect of the Policy Administration Charge on Performance Data....................................................... 8
    SAFEKEEPING OF ACCOUNT ASSETS
    STATE REGULATION..............................................................................................................8
    RECORDS AND REPORTS...........................................................................................................8
    LEGAL MATTERS.................................................................................................................8
    EXPERTS.......................................................................................................................9
    OTHER INFORMATION.............................................................................................................9
    FINANCIAL STATEMENTS..........................................................................................................9

                        APPENDIX A: STATE PREMIUM TAXES


Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax adviser should be consulted.


                                                                      TAX RATE

                                                                QUALIFIED  NONQUALIFIED
              STATE                                             CONTRACTS   CONTRACTS

              California ...................................       .50%      2.35%

              District of ..................................      2.25       2.25
              Columbia

              Kansas .......................................       .00       2.00

              Kentucky .....................................      2.00       2.00

              Maine ........................................       .00       2.00

              Nevada .......................................       .00       3.50

              South Dakota .................................       .00       1.25

              West Virginia ................................      1.00       1.00

              Wyoming ......................................       .00       1.00

                                     PART B

                       INFORMATION REQUIRED TO BE IN THE

                      STATEMENT OF ADDITIONAL INFORMATION

                    CANADA LIFE INSURANCE COMPANY OF AMERICA
    ADMINISTRATIVE OFFICE: 6201 POWERS FERRY ROAD, NW, ATLANTA, GEORGIA 30339

                              PHONE: (800) 333-2542

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                           VARIABLE ANNUITY ACCOUNT 1
                FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY
--------------------------------------------------------------------------------



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium variable deferred annuity policy (the "policy") offered by Canada Life Insurance Company of America. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the policy; Canada Life of America Series Fund, Inc.; Fidelity Investments Variable Insurance Products Fund; Fidelity Investments Variable Insurance Products Fund II; Seligman Portfolios, Inc.; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; The Alger American Fund; The Montgomery Funds III, and Berger Institutional Products Trust. The Prospectuses are dated the same date as this Statement of Additional Information. You may obtain copies of the Prospectuses by writing or calling us at our address or phone number shown above.

      The date of this Statement of Additional Information is May 1, 1997.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


ADDITIONAL POLICY PROVISIONS
         Contract ...............................................................................................................  2
         Incontestability .......................................................................................................  2
         Misstatement Of Age ....................................................................................................  2
        Currency
         Place Of Payment .......................................................................................................  3
         Non-Participation ......................................................................................................  3
         Our Consent ............................................................................................................  3

CALCULATION OF YIELDS AND TOTAL RETURNS
         Money Market Yields ....................................................................................................  3
        Other Sub-account Yields ................................................................................................  4
         Total Returns ..........................................................................................................  5
         Effect Of The Policy Administration Charge On Performance Data .........................................................  8
SAFEKEEPING OF ACCOUNT ASSETS ...................................................................................................  8

STATE REGULATION ................................................................................................................  8

RECORDS AND REPORTS .............................................................................................................  8

LEGAL MATTERS ...................................................................................................................  8

EXPERTS .........................................................................................................................  9

OTHER INFORMATION ...............................................................................................................  9

FINANCIAL STATEMENTS ............................................................................................................  9




                          ADDITIONAL POLICY PROVISIONS

CONTRACT

The entire contract is made up of the policy and the application for the policy. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the policy unless it is contained in the application and a copy of the application is attached to the policy at issue.

INCONTESTABILITY


We will not contest the policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the policy.


MISSTATEMENT OF AGE


If the age of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age.


If we make an overpayment because of an error in age, the overpayment plus interest at 3% compounded annually will be a debt against the policy. If the debt is not repaid, future payments will be reduced accordingly.

If we make an underpayment because of an error in age, any annuity payments will be recalculated at the correct age, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

CURRENCY

All amounts payable under the policy will be paid in United States currency.

PLACE OF PAYMENT

All amounts payable by us will be payable at our Administrative Office at the address shown on page one of this Statement of Additional Information.


NON-PARTICIPATION


The policy is not eligible for dividends and will not participate in our divisible surplus.

OUR CONSENT

If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Secretary or Actuary.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET YIELDS


We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the 7 day period in the value of a hypothetical account under a policy having a balance of 1 unit of the Money Market Sub-account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the policy administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit policy administration charge of $30 per year per policy deducted at the end of each policy year. Current Yield will be calculated according to the following formula:

                     Current Yield = ((NCS-ES)/UV) X (365/7)


         Where:


         NCS      =        the net change in the value of the Portfolio
                           (exclusive of realized gains and losses on the sale
                           of securities and unrealized appreciation and
                           depreciation) for the 7 day period attributable to a
                           hypothetical account having a balance of 1
                           Sub-account unit.
         ES       =        per unit expenses of the Sub-account for the 7 day
                           period.
         UV       =        the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 1996 was 3.61%.

We may also quote the effective yield of the Money Market Sub-account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                               365/7
                           Effective Yield = (1+((NCS-ES)/UV))        -  1
         Where:

         NCS      =        the net change in the value of the Portfolio
                           (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7 day period attributable to a hypothetical account having a balance of 1
                           Sub-account unit.

         ES       =        per unit expenses of the Sub-account for the 7 day
                           period.

         UV       =        the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 1996 was 3.68%.

Because of the charges and deductions imposed under the policy, the yield for the Money Market Sub-account will be lower than the yield for the Money Market Portfolio.

The yields on amounts held in th Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.



OTHER SUB-ACCOUNT YIELDS

We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the (except the Money Market Sub-account) for a policy for 30 day or one month periods. The annualized yield of a sub-account refers to income generated by the sub-account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a sub-account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the sub-account units less sub-account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; by 3) compounding that yield for a 6 month period; and by 4) multiplying that result by 2.

Expenses attributable to the sub-account include 1) the policy administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects a policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating the 30 day or one month yield, an average policy administration charge per dollar of policy value in the Variable Account is used to determine the amount of the charge attributable to the sub-account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:



                                              6
         Yield = 2 x ((((NI-ES)/(U x UV)) + 1)   - 1)

         Where:

         NI       =        net income of the portfolio for the 30 day or one
                           month period attributable to the sub-account's units.


         ES       =        expenses of the sub-account for the 30 day or one
                           month period.

         U        =        the average number of units outstanding.

         UV       =        the unit value at the close (highest) of the last
                           day in the 30 day or one month period.

Because of the charges and deductions imposed under the policies, the yield for the sub-account will be lower than the yield for the corresponding portfolio.


The yield on the amounts held in the sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The sub-account's actual yield is affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.


Yield calculations do not take into account the surrender charge under the policy. The surrender charge is equal to 6% of premiums paid during that current policy year and the previous 4 policy years on certain amounts surrendered or withdrawn under the policy as described in the Prospectus. A surrender charge will not be imposed on the first withdrawal in any policy year on an amount up to 10% of the premiums paid during that current policy year and the previous 4 policy years, if the systematic withdrawal privilege is not elected in that policy year.



TOTAL RETURNS

We may, from time to time, also quote in sales literature or advertisements total returns, including average annual total returns for one or more of the sub-accounts for various periods of time. We will always include quotes of average annual total return for the period measured from the date the sub-account commenced operations. When a sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided.


Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.


Average annual total returns will be calculated using sub-account unit values which we calculate on each valuation day based on the performance of the sub-account's underlying portfolio, and the deductions for the mortality and expense risk charge, daily administration fee and the policy administration charge of $30 per year per policy deducted at the end of each policy year. For purposes of calculating total return, an average per dollar policy administration charge attributable to the hypothetical account for the period is used. The total return will then be calculated according to the following formula:

                                                          1/N
                                             TR = ((ERV/P)) -  1

         Where:

         TR       =        the average annual total return net of sub-account
                           recurring charges.

         ERV      =        the ending redeemable value of the hypothetical
                           account at the end of the period.

         P        =        a hypothetical initial payment of $1,000.

         N        =        the number of years in the period.


The total returns assume that the maximum fees and charges are imposed for calculations.

Average annual total returns for the periods ending December 31, 1996 as shown below for the sub-accounts were:



                                                                                   Fund
        SUB-ACCOUNT*                1 Year      5 Year    10  Year  From Fund    Inception
                                    Return      Return     Return   Inception      Date
                                    ------      ------     ------   ---------      ----

Bond                                (2.27)%      4.75%       ***      6.23%      12/04/89
Capital                              5.55%         **        ***     11.55%      04/23/93
International Equity                12.19%         **        ***     10.17%      04/24/95
Managed                             (1.19)%      6.57%       ***      7.91%      12/04/89
Money Market                        (2.33)%      1.68%       ***      2.88%      12/04/89
Value Equity                         0.05%       7.11%       ***      8.81%      12/04/89
Alger American Growth                6.29%      14.64%       ***     16.95%      01/08/89
Alger American Leveraged AllCap      5.00%         **        ***     37.28%      01/25/95
Alger American MidCap Growth         4.86%         **        ***     21.60%      05/03/93
Alger American Small                (2.74)%      9.03%       ***     18.49%      09/20/88
Capitalization
Dreyfus Growth and Income           13.10%         **        ***     23.53%      05/02/94
Dreyfus Socially Responsible        14.07%         **        ***     16.76%      10/07/93
Fidelity VIP Growth                  7.61%      13.17%     13.48%    13.11%      10/09/86
Fidelity VIP High Income             6.94%      12.96%      9.52%    10.33%      09/19/85
Fidelity VIP Overseas                6.14%       7.12%       ***      6.20%      01/28/87
Fidelity VIP II Asset Manager        7.50%       9.25%       ***      9.93%      09/06/89
Fidelity VIP II Index 500           15.63%         **        ***     14.89%      08/27/92
Montgomery Variable Series          (0.86)%        **        ***     (0.04)%     02/02/96
Emerging Markets
Seligman Communications and          1.80%         **        ***     18.98%      10/11/94
Information
Seligman Frontier                   16.71%         **        ***     24.88%      10/11/94



* The Inception Dates of the Sub-accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier 5/1/95 ; Fidelity VIP II Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible, Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and Montgomery Variable Series Emerging Markets, 5/1/96. These dates may not coincide with the fund inception dates.


** These Sub-accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.

*** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1996, and accordingly, no ten year average annual return is available.



As of December 31, 1996, the Montgomery Variable Series Growth Fund and the Berger/BIAM IPT-International Fund sub-accounts had not commenced operations. Accordingly, we have not provided average annual total return information for those sub-accounts.



We may, from time to time, also quote in sales literature or advertisements, total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charge on amounts surrendered or withdrawn.


Average annual total returns without a surrender charge for the periods ending December 31, 1996 as shown below for the sub-accounts were:



                                                                                    Fund
                 SUB-ACCOUNT*           1 Year      5 Year    10 Year  From Fund  Inception
                                        Return      Return     Return  Inception    Date
                                        ------      ------     ------  ---------    ----

Bond                                     3.13%       5.20%      ***      6.23%     12/04/89
Capital                                 10.95%         **       ***     12.45%     04/23/93
 International Equity                   17.59%         **       ***     13.13%     04/24/95
 Managed                                 4.21%       6.98%      ***      7.91%     12/04/89
 Money Market                            3.07%       2.18%      ***      2.88%     12/04/89
 Value Equity                            5.45%       7.52%      ***      8.81%     12/04/89
Alger American Growth                   11.69%      14.95%      ***     16.95%     01/08/89
Alger American MidCap Growth            10.26%         **       ***     22.32%     05/03/93
Alger American Leveraged AllCap         10.40%         **       ***     39.34%     01/25/95
Alger American Small Capitalization      2.66%       9.41%      ***     18.49%     09/20/88
Dreyfus Growth and Income               18.50%         **       ***     24.71%     05/02/94
Dreyfus Socially Responsible            19.47%         **       ***     17.73%     10/07/93
Fidelity VIP Growth                     13.01%      13.49%    13.48%    13.16%     10/09/86
Fidelity VIP High Income                12.34%      13.29%     9.52%    10.39%     09/19/85
Fidelity VIP Overseas                   11.54%       7.53%      ***      6.31%     01/28/87
Fidelity VIP II Asset Manager           12.90%       9.62%      ***     10.07%     09/06/89
Fidelity VIP II Index 500               21.03%         **       ***     15.41%     08/27/92
Montgomery Variable Series               4.54%         **       ***      5.36%     02/02/96
Emerging Markets
Seligman Communications and              7.20%         **       ***     20.58%     10/11/94
Information
Seligman Frontier                       22.11%         **       ***     26.39%     10/11/94

* The Inception Dates of the Sub-accounts are as follows: Money Market, Managed, Bond and Value Equity, 12/4/89; Capital 5/1/93; Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Overseas, and Fidelity VIP II Asset Manager, 5/1/94; International Equity, Seligman Communications and Information, and Seligman Frontier 5/1/95 ; Fidelity VIP II Index 500, Dreyfus Growth and Income, Dreyfus Socially Responsible, Alger American Small Capitalization, Alger American Growth, Alger American MidCap Growth, Alger American Leveraged AllCap and Montgomery Variable Series Emerging Markets, 5/1/96. These dates may not coincide with the fund inception dates.

** These Sub-accounts invest in portfolios that have not been in operation five years as of December 31, 1996, and accordingly, no five year average annual total return is available.

*** These Sub-Accounts invest in portfolios that have not been in operation ten years as of December 31, 1996, and accordingly, no ten year average annual return is available.

As of December 31, 1996, the Montgomery Variable Series Growth Fund and the Berger/BIAM IPT-International Fund sub-accounts had not commenced operations. Accordingly, we have not provided average annual total return information for those sub-accounts.


EFFECT OF THE POLICY ADMINISTRATION CHARGE ON PERFORMANCE DATA


The policy provides for a $30 policy administration charge to be assessed annually on each policy anniversary proportionately from any sub-accounts or Fixed Account in which you are invested. If the policy value on the policy anniversary is $75,000 or more, we will waive the policy administration charge for the prior policy year. For purposes of reflecting the policy administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average policy value in the Variable Account of all policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.



                          SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. The policies will be modified to comply with the requirements of each applicable jurisdiction.

                               RECORDS AND REPORTS


We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


                                  LEGAL MATTERS


All matters relating to Michigan law pertaining to the policies, including the validity of the policies and our authority to issue the policies, have been passed upon by David A. Hopkins. Sutherland, Asbill & Brennan, L.L.P. of Washington, DC, has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS


Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statement of net assets as of December 31, 1996, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Atlanta, Georgia, as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


The Variable Account's statement of net assets as of December 31, 1996, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are contained herein. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account.

Our balance sheets as of December 31, 1996 and 1995, and the related statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Auditors, are contained herein. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                        INDEX TO FINANCIAL STATEMENTS




                                                                            PAGE

CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

    Report of Independent Auditors..........................................  1

    Statement of Net Assets
        as of December 31, 1996.............................................  2

    Statement of Operations for the
        year ended December 31, 1996........................................  8

    Statements of Changes in Net Assets for the
        years ended December 31, 1996 and 1995.............................. 14

    Notes to Financial Statements........................................... 23

CANADA LIFE INSURANCE COMPANY OF AMERICA

    Report of Independent Auditors..........................................  1

    Balance Sheets as of December 31, 1996 and 1995.........................  3

    Statements of Operations for the years ended
        December 31, 1996, 1995 and 1994....................................  4

    Statements of Accumulated Deficit for the years ended
        December 31, 1996, 1995 and 1994....................................  5

    Statements of Cash Flows for the years ended
        December 31, 1996, 1995 and 1994....................................  6

    Notes to Financial Statements...........................................  8

                            FINANCIAL STATEMENTS


                           CANADA LIFE OF AMERICA
                                  VARIABLE
                              ANNUITY ACCOUNT 1

                              DECEMBER 31, 1996

                     WITH REPORT OF INDEPENDENT AUDITORS

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                            FINANCIAL STATEMENTS

                              December 31, 1996





                                  CONTENTS

Report of Independent Auditors.....................................................................................     1

Audited Financial Statements

Statement of Net Assets............................................................................................     2
Statement of Operations............................................................................................     8
Statements of Changes in Net Assets................................................................................    14
Notes to Financial Statements......................................................................................    23


[ERNST & YOUNG LLP LETTERHEAD]




                        REPORT OF INDEPENDENT AUDITORS





Board of Directors
Canada Life Insurance Company of America


We have audited the accompanying statement of net assets of CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1 ("Variable Annuity Account 1") as of December 31, 1996, and the related statement of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account 1 at December 31, 1996, and the results of its operations and the changes in its net assets for each of the periods indicated therein in conformity with generally accepted accounting principles.





Atlanta, Georgia
February 10, 1997


/s/ Ernst & Young LLP

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                           STATEMENT OF NET ASSETS

                              December 31, 1996


                                                                          CLASF SERIES
                                                                          ------------
                                    MONEY                                                                INTERNATIONAL
                                   MARKET        MANAGED          BOND          EQUITY      CAPITAL          EQUITY
                                    SUB-           SUB-            SUB-          SUB-         SUB-             SUB-
                                  ACCOUNT        ACCOUNT         ACCOUNT       ACCOUNT      ACCOUNT          ACCOUNT
                                 -------------------------------------------------------------------------------------
 NET ASSETS
 Investment in Canada Life
    of America Series Fund,
    Inc., at market (See
    Note 3 for cost values)      $2,909,804      $10,087,803     $1,678,989   $4,125,335   $3,034,835         $778,862
 Dividends receivable                22,341        1,094,904         94,078      460,023      285,333           15,122
 Due from (to) Canada Life
    Insurance Company of
    America (Note 6)                  9,218          (49,118)        (9,308)      91,201       10,802           (5,347)
 Receivable (payable) for
    investments sold
    (purchased)                      82,342           68,499          3,547      (39,752)     (18,971)           2,517
                                 -------------------------------------------------------------------------------------
 Net assets                      $3,023,705      $11,202,088     $1,767,306   $4,636,807   $3,311,999         $791,154
                                 =====================================================================================
 NET ASSETS ATTRIBUTABLE TO:
    Policyholders' liability
      reserve                    $3,023,705      $11,202,088     $1,767,306   $4,636,807   $3,311,999         $791,154
                                 -------------------------------------------------------------------------------------
    Net assets                   $3,023,705      $11,202,088     $1,767,306   $4,636,807   $3,311,999         $791,154
                                 =====================================================================================
 NUMBER OF UNITS
    OUTSTANDING                     245,769          647,793        114,245      253,116      213,607           64,082
                                 =====================================================================================

 NET ASSET VALUE PER UNIT        $  12.3030      $   17.2927     $  15.4694   $  18.3189   $  15.5051         $12.3460
                                 =====================================================================================



See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                              December 31, 1996

                                                                        FIDELITY VIP SERIES
                                                                        -------------------
                                                ASSET                     HIGH                         INDEX
                                               MANAGER      GROWTH       INCOME        OVERSEAS         500
                                                SUB-         SUB-         SUB-           SUB-           SUB-
                                               ACCOUNT      ACCOUNT      ACCOUNT       ACCOUNT        ACCOUNT
                                             -------------------------------------------------------------------

 NET ASSETS
 Investment in Fidelity VIP at market (See
   Note 3 for cost values)                   $4,132,731    $6,409,106   $3,837,284     $1,392,236     $1,074,957
 Dividends receivable                                 -             -            -              -              -
 Due from (to) Canada Life Insurance
   Company of America (Note 6)                   41,137         3,777       12,907        (35,614)        (3,390)
 Receivable (payable) for investments sold
   (purchased)                                  (10,355)       47,596       (1,800)         2,171          7,414
                                             -------------------------------------------------------------------
 Net assets                                  $4,163,513    $6,460,479   $3,848,391     $1,358,793     $1,078,981
                                             ===================================================================
 NET ASSETS ATTRIBUTABLE TO:
    Policyholders' liability reserve         $4,163,513    $6,460,479   $3,848,391     $1,358,793     $1,078,981
                                             -------------------------------------------------------------------
 Net assets                                  $4,163,513    $6,460,479   $3,848,391     $1,358,793     $1,078,981
                                             ===================================================================
 NUMBER OF UNITS OUTSTANDING                    204,163       180,057      124,114         72,861         11,515
                                             ===================================================================

 NET ASSET VALUE PER UNIT                    $  20.3931    $  35.8802   $  31.0069     $  18.6491     $  93.7022
                                             ===================================================================

    See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                              December 31, 1996



                                                                            SELIGMAN PORTFOLIOS SERIES
                                                                            --------------------------
                                                                         COMMUNICATIONS
                                                                        AND INFORMATION        FRONTIER
                                                                          SUB-ACCOUNT         SUB-ACCOUNT
                                                                        ---------------------------------

                    NET ASSETS
                    Investment in Seligman Portfolios,
                       Inc. at market (See Note 3 for cost
                       values)                                             $3,195,567          $3,520,434
                    Dividends receivable                                            -                   -
                    Due from (to) Canada Life Insurance
                      Company of America (Note 6)                               3,399              16,140
                    Receivable (payable) for investments sold
                      (purchased)                                              (5,935)            (17,886)
                                                                      -----------------------------------
                    Net assets                                             $3,193,031          $3,518,688
                                                                      ===================================
                    NET ASSETS ATTRIBUTABLE TO:
                       Policyholders' liability reserve                    $3,193,031          $3,518,688
                                                                      -----------------------------------
                    Net assets                                             $3,193,031          $3,518,688
                                                                      ===================================
                    NUMBER OF UNITS OUTSTANDING                               209,155             207,377
                                                                      ===================================

                    NET ASSET VALUE PER UNIT                               $  15.2663          $  16.9676
                                                                      ===================================

                             See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                              December 31, 1996



                                                                      ALGER AMERICAN SERIES
                                                                      ---------------------
                                                       SMALL                                               LEVERAGED
                                                  CAPITALIZATION         GROWTH            MIDCAP            ALLCAP
                                                    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                  -------------------------------------------------------------------

NET ASSETS
Investment in Alger at market (See
   Note 3 for cost values)                            $328,385          $480,381          $689,451          $238,425
Dividends receivable                                         -                 -                 -                 -
Due from (to) Canada Life Insurance
   Company of America (Note 6)                          32,121              (830)           (1,582)           (1,067)
Receivable (payable) for investments
   sold (purchased)                                      1,778             9,084             6,035             1,276
                                                  -------------------------------------------------------------------
Net assets                                            $362,284          $488,635          $693,904          $238,634
                                                  ==================================================================
NET ASSETS ATTRIBUTABLE TO:
   Policyholders' liability reserve                   $362,284          $488,635          $693,904          $238,634
                                                  -------------------------------------------------------------------
Net assets                                            $362,284          $488,635          $693,904          $238,634
                                                  ==================================================================
NUMBER OF UNITS OUTSTANDING                              8,816            13,900            32,967            12,535
                                                  ==================================================================

NET ASSET VALUE PER UNIT                              $41.0939          $35.1536          $21.0484          $19.0374
                                                  ==================================================================

See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                              December 31, 1996



                                                                                 DREYFUS SERIES
                                                                                 --------------
                                                                            GROWTH             SOCIALLY
                                                                          AND INCOME         RESPONSIBLE
                                                                         SUB-ACCOUNT         SUB-ACCOUNT
                                                                         -------------------------------

                    NET ASSETS
                    Investment in Dreyfus at market (See
                       Note 3 for cost values)                           $2,446,599            $108,777
                    Dividends receivable                                          -                   -
                    Due from (to) Canada Life Insurance
                       Company of America (Note 6)                           12,961               1,484
                    Receivable (payable) for investments
                       sold (purchased)                                      15,185                 145
                                                                         ------------------------------
                    Net assets                                           $2,474,745            $110,406
                                                                         ==============================
                    NET ASSETS ATTRIBUTABLE TO:
                       Policyholders' liability reserve                  $2,474,745            $110,406
                                                                         ------------------------------
                    Net assets                                           $2,474,745            $110,406
                                                                         ==============================
                    NUMBER OF UNITS OUTSTANDING                             109,413               5,194
                                                                         ==============================

                    NET ASSET VALUE PER UNIT                             $  22.6184            $21.2564
                                                                         ==============================

   See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                              December 31, 1996



                                                                           MONTGOMERY
                                                                           ----------
                                                                             SERIES
                                                                             ------
                                                                            EMERGING
                                                                            MARKETS              ALL SERIES
                                                                          SUB-ACCOUNT             COMBINED
                                                                          ---------------------------------

                    NET ASSETS
                    Investment in Canada Life of America
                       Series Fund, Inc., Fidelity VIP, Seligman
                       Portfolios, Inc., Alger, Dreyfus, &
                       Montgomery at market (See Note 3 for cost
                       values)                                               $329,708           $50,799,669
                    Dividends receivable                                            -             1,971,801
                    Due from (to) Canada Life Insurance
                       Company of America (Note 6)                              2,154               131,045
                    Receivable (payable) for investments
                       sold (purchased)                                        29,440               182,330
                                                                          ---------------------------------
                    Net assets                                               $361,302           $53,084,845
                                                                          =================================
                    NET ASSETS ATTRIBUTABLE TO:
                       Policyholders' liability reserve                      $361,302           $53,084,845
                                                                          ---------------------------------
                    Net assets                                               $361,302           $53,084,845
                                                                          =================================
                    NUMBER OF UNITS OUTSTANDING                                34,261             2,764,940
                                                                          =================================

                    NET ASSET VALUE PER UNIT                                 $10.5456
                                                                          =================================

See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                           STATEMENT OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1996


                                                                          CLASF SERIES
                                                                          ------------
                                        MONEY                                                               INTERNATIONAL
                                        MARKET      MANAGED        BOND         EQUITY      CAPITAL             EQUITY
                                         SUB-         SUB-          SUB-         SUB-         SUB-               SUB-
                                       ACCOUNT      ACCOUNT       ACCOUNT      ACCOUNT      ACCOUNT            ACCOUNT
                                       ----------------------------------------------------------------------------------
 NET  INVESTMENT INCOME:
 Dividend income                       $102,640   $1,094,905      $ 94,078    $ 508,984    $ 285,333           $15,122
 Less mortality & expense risk
   charges (Note 6)                      38,363      203,273        24,871       23,572       30,238             9,655
                                       ----------------------------------------------------------------------------------
 Net investment income                   64,277      891,632        69,207      485,412      255,095             5,467

 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from
   investments and
   foreign currency                           -     (515,315)       (9,943)    (168,351)    (168,958)           32,218
 Net realized gain (loss)
   from investments and foreign
   currency                                   -      115,260        (1,964)      (4,370)     222,029             1,368
                                       ----------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss) from investments and
   foreign currency                           -     (400,055)      (11,907)    (172,721)      53,071            33,586
                                       ----------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                          $ 64,277   $  491,577      $ 57,300    $ 312,691    $ 308,166           $39,053
                                       ==================================================================================

See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1996



                                                               FIDELITY VIP SERIES
                                                               -------------------
                                     ASSET                     HIGH                         INDEX
                                    MANAGER      GROWTH       INCOME      OVERSEAS           500
                                      SUB-         SUB-        SUB-         SUB-             SUB-
                                    ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT         ACCOUNT*
                                    ----------------------------------------------------------------
 NET INVESTMENT INCOME:
 Dividend income                     $181,928     $270,154     $164,143     $ 32,515         $     -
 Less mortality and expense
   risk charges (Note 6)               10,579       89,838       41,162       49,603           6,636
                                    ----------------------------------------------------------------
 Net investment income                171,349      180,316      122,981     (17,088)         (6,636)

 NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
 Net unrealized appreciation
   (depreciation) from
   investments and foreign
   currency                           193,158      301,397      138,386       76,833          80,386
 Net realized gain (loss) from
   investments and foreign
   currency                            65,634      102,206       23,138       74,161           6,114
                                    ----------------------------------------------------------------
 Net realized and unrealized
   gain (loss) from investments
   and foreign currency               258,792      403,603      161,524      150,994          86,500
                                    ----------------------------------------------------------------


 NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                          $430,141     $583,919     $284,505     $133,906         $79,864
                                     ===============================================================

  See accompanying notes

  *For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1996



                                                                   SELIGMAN PORTFOLIO SERIES
                                                                   -------------------------
                                                               COMMUNICATIONS
                                                               AND INFORMATION           FRONTIER
                                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                                               ------------------------------------
                      NET INVESTMENT INCOME:
                       Dividend income                             $       -               $376,433
                       Less mortality and expense
                         risk charges (Note 6)                        50,116                  9,166
                                                                    -------------------------------
                       Net investment income                         (50,116)               367,267

                      NET REALIZED AND UNREALIZED
                       GAIN (LOSS) ON INVESTMENTS:

                      Net unrealized appreciation
                        (depreciation) from investments
                        and foreign currency                         395,402               (128,043)

                      Net realized gain (loss) from
                        investments and foreign
                        currency                                    (134,342)                27,022
                                                                    -------------------------------
                      Net realized and unrealized
                        gain (loss) from investments
                        and foreign currency                         261,060               (101,021)
                                                                    -------------------------------


                      NET INCREASE (DECREASE) IN NET
                      ASSETS RESULTING FROM
                      OPERATIONS                                    $210,944               $266,246
                                                                    ===============================

See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1996



                                                                            ALGER AMERICAN SERIES*
                                                                            ----------------------
                                                     SMALL                                                 LEVERAGED
                                                 CAPITALIZATION         GROWTH           MIDCAP              ALLCAP
                                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                                                ---------------------------------------------------------------------
      NET INVESTMENT INCOME:
       Dividend income                                $32,295           $     -           $      -          $     -
       Less mortality and expense
         risk charges (Note 6)                          1,232             2,165              4,117            1,762
                                                ---------------------------------------------------------------------
       Net investment income                           31,063            (2,165)            (4,117)          (1,762)

      NET REALIZED AND UNREALIZED
        GAIN (LOSS) ON INVESTMENTS:

       Net unrealized appreciation
        (depreciation) from investments
        and foreign
        currency                                        4,065            17,023             42,324            5,353
       Net realized gain (loss) from
        investments
        and foreign
        currency                                        1,181             1,324              1,688            1,329
                                                ---------------------------------------------------------------------
      Net realized and unrealized
        gain (loss) from
        investments and foreign
        currency                                        5,246            18,347             44,012            6,682
                                                ---------------------------------------------------------------------

      NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      OPERATIONS                                      $36,309          $16, 182           $ 39,895          $ 4,920
                                                =====================================================================

See accompanying notes

*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1996



                                                                            DREYFUS SERIES*
                                                                            ---------------
                                                                      GROWTH              SOCIALLY
                                                                     AND INCOME          RESPONSIBLE
                                                                    SUB-ACCOUNT         SUB-ACCOUNT
                                                                    --------------------------------
                        NET INVESTMENT INCOME:
                         Dividend income                              $ 255,125           $ 5,408
                         Less mortality and expense
                          risk charges (Note 6)                           8,662               177
                                                                    --------------------------------
                         Net investment income                          246,463             5,231

                        NET REALIZED AND UNREALIZED
                         GAIN (LOSS) ON INVESTMENTS:

                         Net unrealized appreciation
                          (depreciation) from investments
                          and foreign currency                         (191,136)           (1,876)
                         Net realized gain (loss) from
                          investments and foreign
                          currency                                        5,133                 5
                                                                    --------------------------------
                        Net realized and unrealized
                          gain (loss) from investments
                          and foreign currency                         (186,003)           (1,871)
                                                                    --------------------------------


                        NET INCREASE (DECREASE) IN NET
                        ASSETS RESULTING FROM
                        OPERATIONS                                    $  60,460           $ 3,360
                                                                    ================================

See accompanying notes

*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1996



                                                                      MONTGOMERY
                                                                      ----------
                                                                       SERIES*
                                                                       -------
                                                                       EMERGING
                                                                       MARKETS           ALL SERIES
                                                                     SUB-ACCOUNT          COMBINED
                                                                     ------------------------------
                      NET INVESTMENT INCOME:
                       Dividend income                                $ 3,113            $3,422,176
                       Less mortality and expense
                        risk charges (Note 6)                           1,481               606,668
                                                                     ------------------------------
                       Net investment income                            1,632             2,815,508

                      NET REALIZED AND UNREALIZED
                        GAIN (LOSS) ON INVESTMENTS:
                       Net unrealized appreciation
                        (depreciation) from investments
                        and foreign currency                            5,094               108,017
                       Net realized gain (loss) from
                        investments and foreign
                        currency                                       (7,854)              499,062
                       Net realized and unrealized                   ------------------------------
                        gain (loss) from investments
                        and foreign currency                           (2,760)              607,079
                                                                     ------------------------------


                      NET INCREASE (DECREASE) IN NET
                      ASSETS RESULTING FROM
                      OPERATIONS                                     $ (1,128)           $3,422,587
                                                                     ==============================

See accompanying notes

*For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                                                  CLASF SERIES
                                                                  ------------
                                                                                                      INTER-
                                                                                                    NATIONAL
                                   MONEY                                              CAPITAL        EQUITY
                                  MARKET        MANAGED      BOND        EQUITY         SUB-           SUB-
                                SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    ACCOUNT        ACCOUNT
                                -----------------------------------------------------------------------------
 OPERATIONS:
  Net investment income
   (loss)                       $   64,277   $   891,632  $   69,207   $   485,412   $  255,095     $   5,467
  Unrealized appreciation
   (depreciation) from
   investments and foreign
   currency                              -      (515,315)     (9,943)     (168,351)    (168,958)       32,218
  Net realized gain (loss)
   from investments and
   foreign currency                      -       115,260      (1,964)       (4,370)     222,029         1,368
  Net increase (decrease) in    -----------------------------------------------------------------------------
   net assets resulting from
   operations                       64,277       491,577      57,300       312,691      308,166        39,053


 CAPITAL TRANSACTIONS:
  Net increase (decrease)
   from unit transactions
   (Note 5)                      1,603,783    (1,400,424)    108,811    (1,671,537)    (196,177)      692,523
                                -----------------------------------------------------------------------------
 Net increase (decrease) in
   net assets arising from
   capital transactions          1,603,783    (1,400,424)    108,811    (1,671,537)    (196,177)      692,523
                                -----------------------------------------------------------------------------

 TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 1,668,060      (908,847)    166,111    (1,358,846)     111,989       731,576


 NET ASSETS, BEGINNING OF
   YEAR                          1,355,645    12,110,935   1,601,195     5,995,653    3,200,010        59,578
                                -----------------------------------------------------------------------------
 NET ASSETS, END OF YEAR        $3,023,705   $11,202,088  $1,767,306   $ 4,636,807   $3,311,999     $ 791,154
                                =============================================================================

         See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                                                   FIDELITY VIP SERIES
                                                                   -------------------
                                   ASSET                                                        INDEX
                                MANAGER SUB-     GROWTH         HIGH INCOME    OVERSEAS          500
                                  ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT*
                                -------------------------------------------------------------------------
 OPERATIONS:
  Net investment income
    (loss)                      $  171,349      $  180,316      $  122,981     $ (17,088)    $  (6,636)
  Unrealized appreciation
    (depreciation) from
    investments and foreign
    currency                       193,158         301,397         138,386         76,833        80,386
 Net realized gain (loss)
    from investments and foreign
    currency                        65,634         102,206          23,138         74,161         6,114
                                -----------------------------------------------------------------------
 Net increase (decrease) in
    net assets resulting from
    operations                     430,141         583,919         284,505        133,906        79,864


 CAPITAL TRANSACTIONS:
  Net increase (decrease)
    from unit transactions
    Note 5)                      1,483,539       2,100,826       1,816,963       (75,275)       999,117
                                -----------------------------------------------------------------------
 Net increase (decrease) in
    net assets arising from
    capital transactions         1,483,539       2,100,826       1,816,963       (75,275)       999,117
                                -----------------------------------------------------------------------

 TOTAL INCREASE (DECREASE) IN
    NET ASSETS                   1,913,680       2,684,745       2,101,468         58,631     1,078,981

 NET ASSETS, BEGINNING OF
    YEAR                         2,249,833       3,775,734       1,746,923      1,300,162             -
                                -----------------------------------------------------------------------
 NET ASSETS, END OF YEAR        $4,163,513      $6,460,479      $3,848,391     $1,358,793    $1,078,981
                                =======================================================================


      See accompanying notes

     *For the period May 1, 1996 (commencement of operations) to December 31,
      1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                                               SELIGMAN PORTFOLIOS SERIES
                                                             -----------------------------
                                                              COMMUNICATIONS
                                                             AND INFORMATION     FRONTIER
                                                               SUB-ACCOUNT     SUB-ACCOUNT
                                                             -----------------------------
OPERATIONS:
 Net investment income
    (loss)                                                   $  (50,116)       $  367,267
 Unrealized appreciation
    (depreciation) from
    investments and foreign
    currency                                                    395,402          (128,043)
Net realized gain (loss)
    from investments and foreign
    currency                                                   (134,342)           27,022
                                                             ----------------------------
Net increase (decrease) in
    net assets resulting from
    operations                                                  210,944           266,246

CAPITAL TRANSACTIONS:
Net increase (decrease)
    from unit transactions
    (Note 5)                                                    878,930         2,742,207
                                                             ----------------------------
Net increase (decrease) in
    net assets arising from
    capital transactions                                        878,930         2,742,207
                                                             ----------------------------

TOTAL INCREASE (DECREASE) IN
    NET ASSETS                                                1,089,874         3,008,453

NET ASSETS, BEGINNING OF
    YEAR                                                      2,103,157           510,235
                                                             ----------------------------
NET ASSETS, END OF YEAR                                      $3,193,031        $3,518,688
                                                             ============================


See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996


                                                                           ALGER AMERICAN SERIES*
                                                                           ----------------------
                                                 SMALL                                               LEVERAGED
                                            CAPITALIZATION             GROWTH           MIDCAP        ALLCAP
                                              SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                                        -----------------------------------------------------------------------
       OPERATIONS:
        Net investment income
          (loss)                                $ 31,063             $ (2,165)        $ (4,117)      $ (1,762)
        Unrealized appreciation
          (depreciation) from
          investments and foreign
          currency                                 4,065               17,023           42,324          5,353
        Net realized gain (loss)
          from investments and foreign
          currency                                 1,181                1,324            1,688          1,329
                                        ----------------------------------------------------------------------
        Net increase (decrease) in
          net assets resulting from
          operations                              36,309               16,182           39,895          4,920


       CAPITAL TRANSACTIONS:
        Net increase (decrease)
          from unit transactions (Note 5)
                                                 325,975              472,453          654,009        233,714
                                        ----------------------------------------------------------------------

        Net increase (decrease) in
          net assets arising from
          capital transactions                   325,975              472,453          654,009        233,714
                                        ----------------------------------------------------------------------

       TOTAL INCREASE (DECREASE) IN
         NET ASSETS                              362,284              488,635          693,904        238,634

       NET ASSETS, BEGINNING OF
         YEAR                                          -                    -                -              -
                                        ----------------------------------------------------------------------
       NET ASSETS, END OF YEAR                  $362,284             $488,635         $693,904       $238,634
                                        ======================================================================

       See accompanying notes

       *For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                              DREYFUS SERIES*
                                              ---------------
                                        GROWTH AND         SOCIALLY
                                          INCOME         RESPONSIBLE
                                       SUB-ACCOUNT       SUB-ACCOUNT
                                    --------------------------------
OPERATIONS:
 Net investment income
   (loss)                              $  246,463         $  5,231
 Unrealized appreciation
   (depreciation) from
   investments and foreign
   currency                              (191,136)          (1,876)
 Net realized gain (loss)
   from investments and foreign
   currency                                 5,133                5
                                 ---------------------------------
 Net increase (decrease) in
   net assets resulting from
   operations                              60,460            3,360


CAPITAL TRANSACTIONS:
 Net increase (decrease)
   from unit transactions
   (Note 5)                             2,414,285          107,046
                                 ---------------------------------
 Net increase (decrease) in
   net assets arising from
   capital transactions                 2,414,285          107,046
                                 ---------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           2,474,745          110,406

NET ASSETS, BEGINNING OF
   YEAR                                         -                -
                                 ---------------------------------
NET ASSETS, END OF YEAR                $2,474,745         $110,406
                                 =================================

  See accompanying notes

  *For the period May 1, 1996 (commencement of operations) to December 31, 1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1996

                                        MONTGOMERY
                                         SERIES*
                                         EMERGING
                                         MARKETS        ALL SERIES
                                       SUB-ACCOUNT       COMBINED
                                  --------------------------------
OPERATIONS:
Net investment income
   (loss)                              $  1,632        $ 2,815,508
Unrealized appreciation
   (depreciation) from
   investments and foreign
   currency                               5,094            108,017
Net realized gain (loss)
   from investments and
   foreign currency                      (7,854)           499,062
                             -------------------------------------
Net increase (decrease) in
   net assets resulting from
   operations                            (1,128)         3,422,587


CAPITAL TRANSACTIONS:
Net increase (decrease)
   from unit transactions
   (Note 5)                             362,430         13,653,198
                             -------------------------------------
Net increase (decrease) in
   net assets arising from
   capital transactions                 362,430         13,653,198
                             -------------------------------------

TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           361,302         17,075,785

NET ASSETS, BEGINNING OF
   YEAR                                       -         36,009,060
                             -------------------------------------
NET ASSETS, END OF YEAR                $361,302        $53,084,845
                             =====================================

   See accompanying notes

   *For the period May 1, 1996 (commencement of operations) to December 31,
   1996.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1995


                                                                                CLASF SERIES
                                                                                ------------
                                                                                                                        INTER-
                                         MONEY                         BOND          EQUITY          CAPITAL           NATIONAL
                                        MARKET         MANAGED          SUB-          SUB-             SUB-            EQUITY*
                                      SUB-ACCOUNT    SUB-ACCOUNT      ACCOUNT        ACCOUNT          ACCOUNT        SUB-ACCOUNT
                                      ------------------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income
    (loss)                             $   54,316      $ 1,731,354   $  108,790      $1,057,423      $   79,645          $ 2,482
 Unrealized appreciation
    (depreciation) on investments
    and foreign currency                        -          108,278       98,889        (120,893)        581,706             (514)
 Net realized gain (loss) on
    investments and foreign currency            -          110,813       (6,620)         72,115          43,800               66
 Net increase (decrease) in net       ------------------------------------------------------------------------------------------
    assets resulting from
    operations                             54,316        1,950,445      201,059       1,008,645         705,151            2,034


 CAPITAL TRANSACTIONS:
  Net increase (decrease) from
    unit transactions (Note 5)         (1,382,592)         159,607       95,504       1,031,237         943,344           57,544
                                      -------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets arising from capital
    transactions                       (1,382,592)         159,607       95,504       1,031,237         943,344           57,544
                                      -------------------------------------------------------------------------------------------

 TOTAL INCREASE (DECREASE) IN NET
    ASSETS                             (1,328,276)       2,110,052      296,563       2,039,882       1,648,495           59,578

 NET ASSETS, BEGINNING OF YEAR          2,683,921       10,000,883    1,304,632       3,955,771       1,551,515                -
                                      ------------------------------------------------------------------------------------------
 NET ASSETS, END OF YEAR               $1,355,645      $12,110,935   $1,601,195      $5,995,653      $3,200,010          $59,578
                                      ==========================================================================================

   See accompanying notes

   *For the period April 24, 1995 (commencement of operations) to December 31, 1995.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         YEAR ENDED DECEMBER 31, 1995

                                                             FIDELITY VIP SERIES
                                                             -------------------
                                               ASSET                       HIGH
                                              MANAGER         GROWTH      INCOME        OVERSEAS
                                               SUB-            SUB-        SUB-           SUB-
                                              ACCOUNT        ACCOUNT      ACCOUNT       ACCOUNT
                                          -------------------------------------------------------
 OPERATIONS:
  Net investment income
    (loss)                                   $    7,014     $  (14,058) $   28,209     $  (10,656)
  Unrealized appreciation
     (depreciation) on investments
     and foreign currency                       260,104        436,994     118,666        106,936
 Net realized gain (loss) on
     investments and foreign currency            63,208         86,193      41,178          3,652
                                          -------------------------------------------------------
 Net increase (decrease) in net
     assets resulting from operations           330,326        509,129     188,053         99,932



 CAPITAL TRANSACTIONS:
 Net increase (decrease) from unit
     transactions (Note 5)                      155,183      2,542,816     871,597         11,207
                                          -------------------------------------------------------
 Net increase (decrease) in net
     assets arising from capital
     transactions                               155,183      2,542,816     871,597         11,207
                                          -------------------------------------------------------

 TOTAL INCREASE (DECREASE) IN NET
     ASSETS                                     485,509      3,051,945   1,059,650        111,139

 NET ASSETS, BEGINNING OF YEAR                1,764,324        723,789     687,273      1,189,023
                                          -------------------------------------------------------
 NET ASSETS, END OF YEAR                     $2,249,833     $3,775,734  $1,746,923     $1,300,162
                                          =======================================================

     See accompanying notes

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                      STATEMENT OF CHANGES IN NET ASSETS

                         YEAR ENDED DECEMBER 31, 1995

                                                    SELIGMAN PORTFOLIOS SERIES*
                                                    ---------------------------
                                      COMMUNICATIONS
                                     AND INFORMATION           FRONTIER           ALL SERIES
                                       SUB-ACCOUNT           SUB-ACCOUNT           COMBINED
                                     ---------------------------------------------------------
 OPERATIONS:
  Net investment income
    (loss)                               $  146,304              $ 16,601         $ 3,207,424
  Unrealized appreciation
    (depreciation) from
    investments and foreign
    currency                               (317,024)                8,619           1,281,761
 Net realized gain (loss)
    from investments and foreign
    currency                                 (2,431)                  529             412,503
                                     --------------------------------------------------------
 Net increase (decrease) in
    net assets resulting from
    operations                             (173,151)               25,749           4,901,688


 CAPITAL TRANSACTIONS:
 Net increase (decrease)
    from unit transactions
    (Note 5)                              2,276,308               484,486           7,246,241
                                     ---------------------------------------------------------
 Net increase (decrease) in
    net assets arising from
    capital transactions                  2,276,308               484,486           7,246,241
                                     ---------------------------------------------------------

 TOTAL INCREASE (DECREASE)
    IN NET ASSETS                         2,103,157               510,235          12,147,929

 NET ASSETS, BEGINNING OF
    YEAR                                          -                     -          23,861,131
                                     --------------------------------------------------------
 NET ASSETS, END OF YEAR                 $2,103,157              $510,235         $36,009,060
                                     ========================================================

       See accompanying notes

      *For the period May 1, 1995 (commencement of operations) to December 31, 1995.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

1. ORGANIZATION

Canada Life of America Variable Annuity Account 1 ("Variable Annuity Account 1") was established on July 22, 1988 as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in either the shares of Canada Life of America Series Fund, Inc. ("CLASF"), a diversified, open-end, management investment company, in Fidelity Investments Variable Insurance Products Fund ("Fidelity"), a Massachusetts Business Trust organized as an open-end, diversified management investment company, in Seligman Portfolios, Inc. ("Seligman"), a diversified, open-end, management investment company, in Dreyfus Variable Investment Fund ("Dreyfus"), a Massachusetts Business Trust organized as an open-ended, non-diversified, management investment company, in the Alger American Fund ("Alger American"), a Massachusetts Business Trust organized as a diversified, open-ended, management investment company, or in the Montgomery Funds III ("Montgomery"), a Delaware Business Trust organized as a diversified, open-ended, management investment company. Variable Annuity Account 1 commenced operations on December 4, 1989, with the exception of the CLASF Capital Series which commenced operations on April 23, 1993, the Fidelity Series which commenced operations on May 1, 1994, with the exception of the Index 500 sub-account which commenced operations on May 1, 1996, the CLASF International Equity Series which commenced operations on April 24, 1995, the Seligman Portfolios Series which commenced operations on May 1, 1995, and the Alger American Series, the Dreyfus Series, and the Montgomery Series which commenced operations on May 1, 1996.

The assets of Variable Annuity Account 1 are the property of CLICA. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Investments in shares of CLASF, Fidelity, Seligman, Dreyfus, Alger American, and Montgomery are valued at the reported net asset values of the respective Sub-account portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of Variable Annuity Account 1 are maintained in U.S. dollars. The CLASF International Equity Series, Fidelity VIP Overseas Series, Dreyfus Growth and Income Series and Montgomery Emerging Markets Series contain investment securities and other assets and liabilities denominated in foreign currency that are translated into U.S. dollars at the prevailing rates of exchange at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION (CONTINUED)

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of investments in foreign securities usually denominated in foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

DIVIDENDS

Dividends are recorded on the ex-dividend date and reflect the dividends declared by CLASF, Fidelity, Seligman, Dreyfus, Alger American and Montgomery from their accumulated net investment income and net realized investment gains. Dividends in the Money Market Sub-account are declared daily and paid quarterly. Dividends in all other Sub-accounts are declared and paid annually. Dividends paid to Variable Annuity Account 1 are reinvested in additional shares of the respective sub-accounts at the net asset value per share.

FEDERAL INCOME TAXES

Variable Annuity Account 1 is not taxed separately because the operations of Variable Annuity Account 1 will be included in the Federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                       DECEMBER 31, 1996

3. INVESTMENTS

The investments held by Variable Annuity Account 1 as at December 31, 1996 are as follows:


                                                         NUMBER OF        MARKET        MARKET
                                                          SHARES          PRICE          VALUE            COST
                                                     ---------------------------------------------------------------
 Money Market Sub-account                               290,980.4000     $10.0000      $ 2,909,804     $ 2,909,804
 Managed Sub-account                                    855,007.2467      11.7985       10,087,803      10,458,334

 Bond Sub-account                                       162,056.7540      10.3605        1,678,989       1,744,121
 Equity Sub-account                                     317,421.3628      12.9964        4,125,335       4,260,128
 Capital Sub-account                                    217,454.2497      13.9562        3,034,835       2,672,504
 International Equity Sub-account                        65,879.0791      11.8226          778,862         747,158
 Asset Manager Sub-account                              244,106.9699      16.9300        4,132,731       3,735,077

 Growth Sub-account                                     205,815.8638      31.1400        6,409,106       5,637,020
 High Income Sub-account                                306,492.3323      12.5200        3,837,284       3,582,276
 Overseas Sub-account                                    73,897.8769      18.8400        1,392,236       1,246,494
 Index 500 Sub-account                                   12,060.9986      89.1267        1,074,957         994,571
 Communications and Information Sub-account             217,533.4922      14.6900        3,195,567       3,117,189

 Frontier Sub-account                                   235,008.9453      14.9800        3,520,434       3,639,858
 Small Capitalization Sub-account                         8,027.0106      40.9100          328,385         324,320
 Growth Sub-account                                      13,993.0382      34.3300          480,381         463,358
 MidCap Sub-account                                      32,292.9381      21.3499          689,451         647,127
 Leveraged AllCap Sub-account                            12,315.0229      19.3605          238,425         233,072

 Growth and Income Sub-account                          125,145.0888      19.5501        2,446,599       2,637,735
 Socially Responsible Sub-account                         5,414.9969      20.0881          108,777         110,653
 Emerging Markets Sub-account                            30,959.0790      10.6498          329,708         324,614
                                                                                     -----------------------------
                                                                                       $50,799,669     $49,485,413
                                                                                     =============================

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996


4. SECURITY PURCHASES AND SALES

The aggregate cost of purchases of investments are presented below:

                                                                                     AGGREGATE COST
                                                                                      OF PURCHASES
                                                                                     --------------
             Money Market Sub-account                                                  $12,032,383
             Managed Sub-account                                                         4,789,089
             Bond Sub-account                                                              559,977
             Equity Sub-account                                                          2,196,170
             Capital Sub-account                                                         1,299,020
             International Equity Sub-account                                            1,038,538
             Asset Manager Sub-account                                                   2,756,417
             Growth Sub-account                                                          3,446,897
             High Income Sub-account                                                     2,908,045
             Overseas Sub-account                                                          937,634
             Index 500 Sub-account                                                       1,130,866
             Communications and Information Sub-account                                  2,117,673
             Frontier Sub-account                                                        3,698,536
             Small Capitalization Sub-account                                              367,211
             Growth Sub-Account                                                            490,429
             MidCap Sub-account                                                            697,314
             Leveraged AllCap Sub-account                                                  278,741
             Growth and Income Sub-account                                               2,921,473
             Socially Responsible Sub-account                                              111,021
             Emerging Markets Sub-account                                                  612,000
                                                                                     ---------------
                                                                                       $44,389,434
                                                                                     ===============

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996


4. SECURITY PURCHASES AND SALES (CONTINUED)

The proceeds from sales of investments are presented below:

                                                                                        PROCEEDS
                                                                                        OF SALES
                                                                                    -----------------
             Money Market Sub-account                                                  $10,441,102
             Managed Sub-account                                                         4,534,357

             Bond Sub-account                                                              341,313
             Equity Sub-account                                                          2,769,554
             Capital Sub-account                                                         1,401,464
             International Equity Sub-account                                              350,190
             Asset Manager Sub-account                                                   1,119,585

             Growth Sub-account                                                          1,187,825
             High Income Sub-account                                                       955,487
             Overseas Sub-account                                                          999,856
             Index 500 Sub-account                                                         142,409
             Communications and Information Sub-account                                  1,266,718

             Frontier Sub-account                                                          583,506
             Small Capitalization Sub-account                                               44,072
             Growth Sub-account                                                             28,395
             MidCap Sub-account                                                             51,875
             Leveraged AllCap Sub-account                                                   46,998

             Growth and Income Sub-account                                                 288,871
             Socially Responsible Sub-account                                                  373
             Emerging Markets Sub-account                                                  279,532
                                                                                    -----------------
                                                                                       $26,833,482
                                                                                    =================

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Index 500, Small Capitalization, Growth, MidCap, Leveraged AllCap, Growth and Income, Socially Responsible and Emerging Markets portfolios commenced operations May 1, 1996.

                                                                           YEAR ENDED DECEMBER 31, 1996
                                                                             UNITS              AMOUNT
                                                                          -------------------------------
CLASF SERIES
------------
    MONEY MARKET SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                 702,155        $11,318,506
      Terminated contracts and net transfers out                             (194,391)        (9,714,723)
                                                                          -------------------------------
                                                                              507,764          1,603,783

    MANAGED SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                 169,604          2,824,252
      Terminated contracts and net transfers out                              (52,136)        (4,224,676)
                                                                          -------------------------------
                                                                              117,468         (1,400,424)
    BOND SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                  28,020            419,414
      Terminated contracts and net transfers out                              (20,543)          (310,603)
                                                                          -------------------------------
                                                                                7,477            108,811
    EQUITY SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                  55,685            939,424
      Terminated contracts and net transfers out                             (150,585)        (2,610,961)
                                                                          -------------------------------
                                                                              (94,900)        (1,671,537)
    CAPITAL SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                  79,750          1,182,201
      Terminated contracts and net transfers out                              (94,965)        (1,378,378)
                                                                          -------------------------------
                                                                              (15,215)          (196,177)
    INTERNATIONAL EQUITY SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                (318,822)           946,188
      Terminated contracts and net transfers out                              377,250           (253,665)
                                                                          -------------------------------
                                                                               58,428            692,523
FIDELITY VIP SERIES
-------------------
    ASSET MANAGER SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                 140,627          2,608,504
      Terminated contracts and net transfers out                              (58,629)        (1,124,965)
                                                                          -------------------------------
                                                                               81,998          1,483,539


              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                            YEAR ENDED DECEMBER 31, 1996
                                                                             UNITS               AMOUNT
                                                                          ---------------------------------
FIDELITY VIP SERIES (CONTINUED)
-------------------------------
    GROWTH SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                    99,272         3,330,853
      Terminated contracts and net transfers out                                (36,989)       (1,230,027)
                                                                            ------------------------------
                                                                                 62,283         2,100,826

    HIGH INCOME SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                    93,944         2,728,767
      Terminated contracts and net transfers out                                (32,864)         (911,804)
                                                                            ------------------------------
                                                                                 61,080         1,816,963
    OVERSEAS SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                    53,181           929,278
      Terminated contracts and net transfers out                                (55,447)       (1,004,553)
                                                                            ------------------------------
                                                                                 (2,266)          (75,275)
    INDEX 500 SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                    13,713         1,171,224
      Terminated contracts and net transfers out                                 (2,067)         (172,107)
                                                                            ------------------------------
                                                                                 11,646           999,117
SELIGMAN PORTFOLIO SERIES
-------------------------
    COMMUNICATIONS AND INFORMATION SUB-ACCOUNT
    Accumulation Units:
      Contract purchases and net transfers in                                   153,776         2,174,264
      Terminated contracts and net transfers out                                  7,461        (1,295,334)
                                                                            ------------------------------
                                                                                161,237           878,930
    FRONTIER SUB-ACCOUNT
    Accumulation Units:

      Contract purchases and net transfers in                                   220,398         3,540,193
      Terminated contracts and net transfers out                                (49,414)         (797,986)
                                                                            ------------------------------
                                                                                170,984         2,742,207
ALGER AMERICAN SERIES
---------------------
    SMALL CAPITALIZATION SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                     9,196           376,961
      Terminated contracts and net transfers out                                 (1,210)          (50,986)
                                                                            ------------------------------
                                                                                  7,986           325,975

    GROWTH SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                    17,152           577,365
      Terminated contracts and net transfers out                                 (3,252)         (104,912)
                                                                           ------------------------------
                                                                                 13,900           472,453


              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)


                                                                                 YEAR ENDED DECEMBER 31, 1996
                                                                                  UNITS              AMOUNT
                                                                              -------------------------------

ALGER AMERICAN SERIES (CONTINUED)
---------------------------------
    MIDCAP SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                      35,175            699,644
      Terminated contracts and net transfers out                                   (2,208)           (45,635)
                                                                              ------------------------------
                                                                                   32,967            654,009

    LEVERAGED ALLCAP SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                      13,417            250,378
      Terminated contracts and net transfers out                                     (882)           (16,664)
                                                                              ------------------------------
                                                                                   12,535            233,714
DREYFUS SERIES
--------------
    GROWTH AND INCOME SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                     126,163          2,787,864
      Terminated contracts and net transfers out                                  (16,439)          (373,579)
                                                                              ------------------------------
                                                                                  109,724          2,414,285
    SOCIALLY RESPONSIBLE SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                       5,113            107,046
      Terminated contracts and net transfers out                                        -                  -
                                                                              ------------------------------
                                                                                    5,113            107,046
MONTGOMERY SERIES
-----------------
    EMERGING MARKETS SUB-ACCOUNT (FROM MAY 1, 1996)
    Accumulation Units:
      Contract purchases and net transfers in                                      54,802            573,638
      Terminated contracts and net transfers out                                  (20,541)          (211,208)
                                                                              ------------------------------
                                                                                   34,261            362,430

                                                                                               -------------
      Net increase from unit transactions                                                        $13,653,198
                                                                                               =============


              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                                  YEAR ENDED DECEMBER 31, 1995
                                                                                    UNITS           AMOUNT
                                                                                   --------------------------
CLASF SERIES
------------
   MONEY MARKET SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                          295,416      $3,456,365
     Terminated contracts and net transfers out                                      (414,987)     (4,838,957)
                                                                                   --------------------------
                                                                                     (119,571)     (1,382,592)

   MANAGED SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                           98,631       1,533,100
     Terminated contracts and net transfers out                                       (94,013)     (1,373,493)
                                                                                   --------------------------
                                                                                        4,618         159,607
   BOND SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                           20,724         289,015
     Terminated contracts and net transfers out                                       (14,251)       (193,511)
                                                                                   --------------------------
                                                                                        6,473          95,504
   EQUITY SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                          102,340       1,580,427
     Terminated contracts and net transfers out                                       (34,698)       (549,190)
                                                                                   --------------------------
                                                                                       67,642       1,031,237
   CAPITAL SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                          109,898       1,279,836
     Terminated contracts and net transfers out                                       (27,646)       (336,492)
                                                                                   --------------------------
                                                                                       82,252         943,344
   INTERNATIONAL EQUITY SUB-ACCOUNT (FROM APRIL 24, 1995)
   Accumulation Units:
     Contract purchases and net transfers in                                            5,873          59,469
     Terminated contracts and net transfers out                                          (189)         (1,925)
                                                                                   --------------------------
                                                                                        5,684          57,544
 FIDELITY VIP SERIES
 -------------------
   ASSET MANAGER SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                           84,349       1,391,582
     Terminated contracts and net transfers out                                       (72,351)     (1,236,399)
                                                                                   --------------------------
                                                                                       11,998         155,183
   GROWTH SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                          109,241       3,130,409
     Terminated contracts and net transfers out                                       (20,678)       (587,593)
                                                                                   --------------------------
                                                                                       88,563       2,542,816

              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                        NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS (CONTINUED)

                                                                                     YEAR ENDED DECEMBER 31, 1995
                                                                                         UNITS         AMOUNT
                                                                                      ---------------------------
 FIDELITY VIP SERIES (CONTINUED)
 -------------------------------
   HIGH INCOME SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                             81,444       2,090,095
     Terminated contracts and net transfers out                                         (47,776)     (1,218,498)
                                                                                      -------------------------
                                                                                         33,668         871,597

   OVERSEAS SUB-ACCOUNT
   Accumulation Units:
     Contract purchases and net transfers in                                             61,177         962,667
     Terminated contracts and net transfers out                                         (60,069)       (951,460)
                                                                                      -------------------------
                                                                                          1,108          11,207
 SELIGMAN PORTFOLIOS SERIES
 --------------------------
   COMMUNICATIONS AND INFORMATION SUB-ACCOUNT (FROM MAY 1, 1995)
   Accumulation Units:
     Contract purchases and net transfers in                                            156,292       2,407,596
     Terminated contracts and net transfers out                                          (8,425)       (131,288)
                                                                                      -------------------------
                                                                                        147,867       2,276,308
   FRONTIER SUB-ACCOUNT (FROM MAY 1, 1995)
   Accumulation Units:
     Contract purchases and net transfers in                                             37,360         491,826
     Terminated contracts and net transfers out                                            (576)         (7,340)
                                                                                      -------------------------
                                                                                         36,784         484,486
                                                                                                     ----------
   Net increase from unit transactions                                                               $7,246,241
                                                                                                     ==========



              CANADA LIFE OF AMERICA VARIABLE ANNUITY ACCOUNT 1

                         NOTES TO FINANCIAL STATEMENTS

                              DECEMBER 31, 1996

6. MORTALITY AND EXPENSE RISK (M AND E) CHARGES

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a charge equal to an effective annual rate of either 1.25% or 1.40% of the net asset value of each of the Sub-accounts at each valuation period.

7. NET ASSETS

Net assets in each Sub-account as at December 31, 1996 consisted of the following:


                                                                            NET REALIZED    NET UNREALIZED
                                            ACCUMULATED                     GAIN (LOSS)      APPRECIATION
                               UNIT           M AND E      ACCUMULATEDINV       ON         (DEPRECIATION)
       SUB-ACCOUNT         TRANSACTIONS       CHARGES      ESTMENT INCOME   INVESTMENTS     ON INVESTMENTS      COMBINED
--------------------------------------------------------------------------------------------------------------------------
 Money  Market               $ 2,698,030    $   (144,913)     $   470,588              -                  -   $  3,023,705
 Managed                       7,429,589        (722,850)       4,271,641     $  594,239        $  (370,531)    11,202,088
 Bond                          1,330,540        (140,251)         570,051         72,098            (65,132)     1,767,306
 Equity                        2,913,965        (222,768)       1,874,934        205,469           (134,793)     4,636,807
 Capital                       2,355,844         (78,572)         423,926        248,470            362,331      3,311,999
 International Equity            750,067          (9,949)          17,898          1,434             31,704        791,154
 Asset Manager                 3,481,408         (59,631)         228,794        115,288            397,654      4,163,513
 Growth                        5,337,359        (110,849)         274,462        187,421            772,086      6,460,479
 High Income                   3,384,473         (77,122)         223,225         62,807            255,008      3,848,391
 Overseas                      1,180,074         (80,053)          43,882         69,148            145,742      1,358,793
 Index 500                       999,117          (6,636)               -          6,114             80,386      1,078,981
 Communications
    and Information            3,155,238         (58,880)         155,068       (136,773)            78,378      3,193,031
 Frontier                      3,226,693         (10,335)         394,203         27,551           (119,424)     3,518,688
 Small Capitalization            325,975          (1,232)          32,295          1,181              4,065        362,284
 Growth                          472,453          (2,165)               -          1,324             17,023        488,635
 MidCap                          654,009          (4,117)               -          1,688             42,324        693,904
 Leveraged AllCap                233,714          (1,762)               -          1,329              5,353        238,634
 Growth and Income             2,414,285          (8,662)         255,125          5,133           (191,136)     2,474,745
 Socially Responsible            107,046            (177)           5,408              5             (1,876)       110,406
 Emerging Markets                362,430          (1,481)           3,113         (7,854)             5,094        361,302
                             ---------------------------------------------------------------------------------------------
                             $42,812,309     $(1,742,405)      $9,244,613     $1,456,072         $1,314,256    $53,084,845
                             =============================================================================================

8. UNIT VALUE

Unit Values as reported are calculated as total net assets divided by total units for each Sub-account.

                              FINANCIAL STATEMENTS

                        CANADA LIFE INSURANCE COMPANY OF
                                    AMERICA

                               December 31, 1996

                      With Report of Independent Auditors

                    CANADA LIFE INSURANCE COMPANY OF AMERICA

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                               December 31, 1996









                                    CONTENTS



Report of Independent Auditors............................................... 1

Audited Financial Statements

Balance Sheets - Statutory Basis............................................. 3
Statements of Operations - Statutory Basis................................... 4
Statements of Accumulated Deficit - Statutory Basis.......................... 5
Statements of Cash Flows - Statutory Basis................................... 6
Notes to Financial Statements - Statutory Basis.............................. 8

                        REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


Board of Directors
Canada Life Insurance Company of America



We have audited the accompanying statutory-basis balance sheets of CANADA LIFE INSURANCE COMPANY OF AMERICA as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, accumulated deficit, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our report dated February 9, 1996, we expressed an opinion that the 1995 financial statements of the Company fairly present, in all material respects, financial position, results of operations, and cash flows in conformity with generally accepted accounting principles. As described in Note 2, the accompanying statutory-basis financial statements are no longer considered to be prepared in conformity with generally accepted accounting principles. Accordingly, our present opinion on the 1995 financial statements, as presented in the following paragraph, is different from that expressed in our previous report.

--------------------------------------------------------------------------------


In our opinion, because of the effects of the matter described in the second preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Canada Life Insurance Company of America at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Canada Life Insurance Company of America at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department.




Atlanta, Georgia
February 10, 1997




/s/ Ernst & Young LLP

CANADA LIFE INSURANCE COMPANY OF AMERICA


                       BALANCE SHEETS - STATUTORY BASIS
                          [in thousands of dollars]
                           except per share values


AS AT DECEMBER 31                                                                           1996         1995
----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS [ note 3 ]
Bonds, at amortized cost less write-downs
 [fair value - 1996-$1,313,400; 1995 - $1,308,040]                                       $1,276,783   $1,237,848
Mortgage loans, at amortized cost less write-downs                                          881,189      899,501
Real estate, at depreciated cost less write-downs                                            20,613        8,308
Common stocks, at fair value [cost-1996-$9,879; 1995 - $7,580]                               12,294        9,950
Investment in partnerships                                                                    1,773        2,457
Policy loans                                                                                 11,461       12,285
Short-term investments, at cost                                                              59,321       45,985
Cash and interest-bearing deposits                                                              682          893
----------------------------------------------------------------------------------------------------------------
TOTAL CASH AND INVESTMENTS                                                                2,264,116    2,217,227
Deferred premiums and premiums in the course of collection                                      216          169
Investment income due and accrued                                                            30,034       31,444
Investment in subsidiaries and affiliates, at equity  [cost - 1996 - $15,118;
 1995 - $14,982]                                                                             16,899       16,818
Preferred stocks of subsidiary at cost (market value - 1996 - $1; 1995 - $6)                      1            6
Other assets [including federal tax recoverable]                                              5,424        5,051
Assets held in separate accounts [ note 7 ]                                                 361,253      273,195
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                             $2,677,943   $2,543,910
================================================================================================================


LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES
Actuarial reserves                                                                       $2,159,004   $2,145,140
Benefits in course of payment and provision for unreported claims                               681           15
Policyholders' amounts left on deposit at interest                                               92           92
Provisions for future policy dividends                                                        2,067        2,251
----------------------------------------------------------------------------------------------------------------
POLICY BENEFIT LIABILITIES                                                                2,161,844    2,147,498
Interest maintenance reserve                                                                    225            -
Amounts owing to parent company [ note 7 ]                                                   18,677        6,320
Unallocated amounts                                                                             384        1,607
Miscellaneous liabilities
 [including provision for  outstanding taxes and expenses]                                    5,342        5,094
Asset valuation reserve                                                                      21,447       15,783
Liabilities from separate accounts                                                          353,863      266,474
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         2,561,782    2,442,776
----------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS [notes 8 and 9]
Authorized:
 25,000,000 common shares at a par value of $10 per share
 25,000,000 redeemable preferred shares at a par value of $10 per share
Issued and outstanding:
 500,000 common shares                                                                        5,000        5,000
 4,100,000 redeemable preferred shares                                                       41,000       41,000
Paid-in surplus                                                                              76,000       76,000
Accumulated deficit                                                                          (5,839)     (20,866)
----------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL AND SURPLUS                                                                   116,161      101,134
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND CAPITAL AND SURPLUS                                                $2,677,943   $2,543,910
================================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF AMERICA



                  STATEMENTS OF OPERATIONS - STATUTORY BASIS
                          [in thousands of dollars]


YEARS ENDED DECEMBER 31

                                                                         1996            1995            1994
---------------------------------------------------------------------------------------------------------------
REVENUES [ note 7 ]
Premiums for insurance and annuity considerations                      $295,540        $326,196        $296,195
Considerations for supplementary contracts
 and dividends left on deposit                                            2,452           3,946           2,117
Net investment income [ note 3 ]                                        188,794         187,899         173,556
Other income                                                                  -               1               3
---------------------------------------------------------------------------------------------------------------
TOTAL REVENUES                                                          486,786         518,042         471,871
---------------------------------------------------------------------------------------------------------------

EXPENDITURES [ note 7 ]
Death benefits and matured endowments                                     1,917           1,618           1,657
Annuity benefits                                                        201,807         184,836         160,031
Surrender benefits                                                      119,530         104,786          74,453
Payments on supplementary contracts and dividends
 left on deposit                                                          2,211           2,087           1,636
Dividends to policyholders                                                2,064           2,237           2,350
---------------------------------------------------------------------------------------------------------------
TOTAL PAYMENTS TO POLICYHOLDERS AND BENEFICIARIES                       327,529         295,564         240,127

Increase in actuarial reserves                                           13,859          73,737         181,391
Commissions to agents                                                     7,175           6,406           1,332
Allowances on reinsurance assumed                                        12,304          14,322          15,666
General insurance expenses                                                8,005           6,348           3,902
Taxes, licenses and fees                                                    311             128             181
Transfers to separate accounts                                           98,702          98,967          13,360
---------------------------------------------------------------------------------------------------------------

TOTAL EXPENDITURES                                                      467,885         495,472         455,959
---------------------------------------------------------------------------------------------------------------

Income from operations before net realized
 capital (losses) and federal income taxes (benefit)                     18,901          22,570          15,912
Federal income taxes (benefit)[ note 4 ]                                 (1,990)          3,835           2,637

---------------------------------------------------------------------------------------------------------------

Income from operations before
 net realized capital (losses)                                           20,891          18,735          13,275
Net realized capital (losses) [ note 3[b] ]                             (11,339)         (2,586)        (10,523)

---------------------------------------------------------------------------------------------------------------

NET INCOME                                                             $  9,552        $ 16,149        $  2,752
===============================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF AMERICA





              STATEMENTS OF ACCUMULATED DEFICIT - STATUTORY BASIS
                           [in thousands of dollars]


YEARS ENDED DECEMBER 31



                                                       1996            1995            1994
---------------------------------------------------------------------------------------------




ACCUMULATED DEFICIT, BEGINNING OF YEAR               $(20,866)       $(23,527)       $(26,854)
Net income                                              9,552          16,149           2,752
Change in net unrealized capital gain (loss)           10,253          (1,441)          2,135
Change in deficit on account of:
 Non-admitted assets                                      612            (612)              -
 Actuarial valuation basis                                  -          (6,523)         (3,457)
 Asset valuation reserve                               (5,664)         (4,699)          1,897
 Change in surplus of separate account                    669           6,722               -
 Seed money transfer to separate account                    -          (6,614)              -
 Cost of business acquired                               (377)           (321)              -
 Adjustment for (loss) in currency exchange               (18)              -               -
---------------------------------------------------------------------------------------------

ACCUMULATED DEFICIT, END OF YEAR                     $ (5,839)       $(20,866)       $(23,527)
=============================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF AMERICA



                   STATEMENTS OF CASH FLOW - STATUTORY BASIS
                           [IN THOUSANDS OF DOLLARS]


YEARS ENDED DECEMBER 31

                                                                 1996             1995             1994
---------------------------------------------------------------------------------------------------------
OPERATIONS
 Premiums, policy proceeds, and other considerations
  received                                                    $ 298,324        $ 330,077        $ 298,325
 Net investment income received                                 185,038          177,349          165,551
 Benefits paid                                                 (325,182)        (293,366)        (237,762)
 Insurance expenses paid                                        (27,825)         (27,014)         (21,305)
 Dividends paid to policyholders                                 (2,248)          (2,341)          (2,693)
 Federal income taxes paid, net                                  (6,465)          (4,225)          (4,802)
 Net decrease in policy loans                                       824              884              977
 Net transfers to Separate Accounts                             (98,702)         (98,967)         (13,351)
 Other income received net of other expenses (paid)              12,431           (5,467)           7,632
---------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATIONS                                  36,195           76,930          192,572

PROCEEDS FROM SALES, MATURITIES, OR REPAYMENTS OF
INVESTMENTS
 Bonds                                                          321,755          287,100          372,374
 Common stocks                                                   10,499           18,180           10,538
 Subsidiaries                                                         -                5                -
 Mortgage loans                                                  52,510           37,876           48,338
 Real estate                                                      2,082            9,775            4,725
 Other invested assets                                              684              796              674
 Net gains (losses) on cash and short-term investments                -               48               (2)
 Miscellaneous proceeds                                           5,288              603            4,368
---------------------------------------------------------------------------------------------------------
 PROCEEDS FROM SALES, MATURITIES, OR REPAYMENTS OF
  INVESTMENTS                                                   392,818          354,383          441,015

OTHER CASH PROVIDED
 Other sources                                                      113            3,380              621
---------------------------------------------------------------------------------------------------------
Total other cash provided                                           113            3,380              621
---------------------------------------------------------------------------------------------------------
TOTAL CASH PROVIDED                                             429,126          434,693          634,208
---------------------------------------------------------------------------------------------------------

CANADA LIFE INSURANCE COMPANY OF AMERICA



            STATEMENTS OF CASH FLOW - STATUTORY BASIS (CONTINUED)
                          [IN THOUSANDS OF DOLLARS]


YEARS ENDED DECEMBER 31

                                                                 1996             1995             1994
---------------------------------------------------------------------------------------------------------



COST OF INVESTMENTS ACQUIRED
 Bonds                                                         $351,242         $309,767         $491,330
 Common stocks                                                   10,215            5,702            6,365
 Subsidiaries                                                         -               69                -
 Mortgage loans                                                  54,197          122,407           98,732
 Real estate                                                          -              606            1,377
 Miscellaneous applications                                           -           10,750              579
---------------------------------------------------------------------------------------------------------
TOTAL COST OF INVESTMENTS ACQUIRED                              415,654          449,301          598,383

OTHER CASH APPLIED
 Other applications, net                                            347                -                -
---------------------------------------------------------------------------------------------------------
Total other cash applied                                            347                -                -
---------------------------------------------------------------------------------------------------------
TOTAL CASH USED                                                 416,001          449,301          598,383
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
 INVESTMENTS                                                     13,125          (14,608)          35,825

CASH AND SHORT-TERM INVESTMENTS
 Beginning of year                                               46,878           61,486           25,661
---------------------------------------------------------------------------------------------------------
 END OF YEAR                                                   $ 60,003         $ 46,878         $ 61,486
=========================================================================================================

See accompanying notes

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

1. ORGANIZATION

Canada Life Insurance Company of America (the "Company") was incorporated on April 12, 1988 in the State of Michigan and is a wholly-owned subsidiary of The Canada Life Assurance Company (the "Parent"), a mutual life and accident and health insurance company. The Company commenced operations on July 29, 1988.

NATURE OF OPERATIONS

The Company's business consists primarily of group and individual annuity policies assumed from its Parent. The Company's direct business consists of individual variable annuity and institutional investment products. The Company is licensed to sell its products in 47 states and the District of Columbia; however, its primary markets are California, Ohio and Missouri. The Company's variable annuity products are sold by agents who are licensed and registered representatives of the Company's subsidiary, Canada Life of America Financial Services, Inc. as well as other independent agents.

2. BASIS OF ACCOUNTING

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Michigan Insurance Department, which practices differ from generally accepted accounting principles ("GAAP"). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC is currently in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices, and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements. The impact of any such changes on the Company's statutory surplus cannot be determined at this time and could be material. The Company currently does not follow any permitted accounting practices which would have a material impact on net income or capital and surplus.

The 1995 financial statements presented for comparative purposes were previously described as also being prepared in accordance with GAAP. Pursuant to FASB Interpretation 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises ("FIN 40"), as amended, which is effective for 1996 annual financial statements, financial statements based on statutory accounting practices can no longer be described as prepared in conformity with GAAP. Furthermore, financial statements prepared in conformity with statutory accounting practices for periods prior to the effective date of FIN 40 are not considered GAAP presentations when presented in comparative form with financial statements for periods subsequent to the effective date. Accordingly, the 1995 financial statements are no longer considered to be presented in conformity with GAAP.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

In January 1995, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts. This Statement extends the requirements of FASB Statements No. 60, Accounting and Reporting by Insurance Enterprises; No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments; and No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, to mutual life insurance enterprises. Also, in January 1995, the AICPA issued Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises. This Statement of Position (SOP) provides accounting guidance for certain participating insurance contracts of mutual life insurance enterprises. Both Statement No. 120 and SOP 95-1 are effective for financial statements issued for fiscal years beginning after December 15, 1995. The Company has not implemented these pronouncements which are required for financial statements prepared in accordance with GAAP.

The more significant variances from GAAP are as follows:

 Investments: Investments in bonds are reported at amortized cost based on their National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

 Changes between cost and admitted asset amounts of investment real estate are credited or charged directly to unassigned surplus rather than to a separate surplus account.

 Valuation allowances, if necessary, are established for mortgage loans based on (1) the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments and (2) a reduction of the maximum percentage of any loan to the value of the security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, to 75%, where necessary. Under GAAP, valuation allowances would be established when the Company determines it is probable that it will be unable to collect all amounts (both principal and interest) due according to the contractual terms of the loan agreement. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required for GAAP.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into income on a straight-line basis over the remaining period to maturity based on groupings of individual securities sold in five-year bands. That net deferral is reported as the "Interest Maintenance Reserve" in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. The "Asset Valuation Reserve" is determined by an NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

 Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

 Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

 Nonadmitted Assets: Certain assets designated as "nonadmitted" as defined by regulatory authorities, such as negative IMR, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

 Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Federal Income Taxes: Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

 Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

A summary of other significant accounting practices employed by the Company is as follows:

[a] Bonds are stated at values prescribed by the NAIC, as follows. Bonds not backed by other loans are principally stated at amortized cost. Loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities. Mortgage loans are carried at amortized cost less principal repayments. Real estate is carried at the lower of current market value or cost less depreciation, which is computed on the straight line basis over the estimated useful lives of the properties. Common stocks are carried at fair value. Gains and losses resulting from sales of investment securities are recognized using an average cost basis. Unrealized capital gains and losses are reflected as a direct credit or charge to the surplus or deficit of the Company. Investments in subsidiaries, affiliates and partnerships are accounted for using the equity method.

[b] Policy loans are carried at their unpaid balance and are fully secured by the cash surrender value of the policies on which the respective loans are made.

[c] Actuarial reserves represent the amount required, in addition to future premiums, annuity considerations and interest, to provide for future payments under insurance and annuity contracts.

     Reserves for life insurance contracts are determined on a CRVM basis using primarily the 1941 and 1958 CSO mortality table, with assumed interest rates ranging from 2% to 4 1/2%.

     Reserves for annuity contracts are determined on the net level premium method using primarily the Group Annuity Mortality tables for 1971 and 1983 and the 1971 Individual Annuity Mortality and the 1983"A" mortality tables with interest rates ranging from 5% to 11 1/4%.

     Reserves for individual accumulation annuities are calculated in accordance with the Commissioners Annuity Valuation Reserve Method (CARVM) with interest rates ranging from 3.5% to 6.75%.

     Reserves for deposit administration funds are based on accepted actuarial methods at various interest rates ranging from 7% to 10%.

     Changes in actuarial reserves due to changes in valuation assumptions are charged or credited directly to unassigned surplus.

     CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

[d] Premiums and annuity considerations paid annually are recorded as income on the policy anniversary date. Premiums and annuity considerations collected on other than an annual basis are included in income as they become receivable.

[e] Income taxes are provided based on an estimate of the amount currently payable which may not bear a normal relationship to pre-tax income because of timing and other differences in the calculation of taxable income.

[f] Separate accounts are maintained to receive and invest premium payments under both individual and group variable annuity policies issued by the Company. The assets and liabilities of the separate accounts are clearly identifiable and distinguishable from other assets and liabilities of the Company, and the contract holder bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements.

[g] For the purposes of the statements of cash flows, cash refers to demand deposits with banks and other financial institutions.

[h] The Company utilizes derivative instruments where appropriate in the management of its asset/liability matching and to hedge against fluctuations in interest rates. Gains and losses resulting from these instruments are included in income on a basis consistent with the underlying assets or liabilities that have been hedged. Futures are valued at initial margin deposit adjusted by changes in market value and are reported as other assets. Interest rate swaps are an off-balance sheet item with income being reported as other income.

[i] The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

[j] Certain amounts in the accompanying financial statements for 1994 have been reclassified to conform with the 1995 and 1996 financial statement presentation.

[k] The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

2. BASIS OF ACCOUNTING (CONT'D)

     Cash and interest-bearing deposits, short-term investments and policy loans: The carrying amounts reported in the balance sheets for these items approximate their fair values.

     Investment securities: Fair values for investment securities are based on values published by the NAIC Securities Valuation Office. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

     Mortgage loans: The fair values for mortgage loans are estimated based on discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers.

     Derivative Instruments: Fair values for the Company's interest rate futures contracts and swaps are based on current settlement values.

     Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

     Policy loans: The fair values for policy loans approximate their carrying values.

3. INVESTMENTS

[a]  Additional information with respect to net investment income is as follows:

                                                           YEAR ENDED DECEMBER 31
                                                    1996           1995             1994
------------------------------------------------------------------------------------------
                                                          [in thousands of dollars]
Interest and dividends on fixed maturities        $ 97,995       $ 97,097         $ 91,310
Interest on derivatives                                608            522            1,118
Income on real estate                                1,228            572               99
Dividends on equity securities                       1,483          2,091            1,158
Amortization of IMR                                    878            980            1,293
Interest on:
 Mortgage loans                                     87,092         86,540           79,701
 Policy loans                                          843            370              674
 Short-term investments                              2,007          3,362            1,410
Other income                                           752            (14)             292
------------------------------------------------------------------------------------------
                                                   192,886        191,520          177,055
Less: investment expenses                            3,501          3,445            3,364
Less: depreciation on real estate                      591            176              135
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             $188,794       $187,899         $173,556
==========================================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

3.  INVESTMENTS (CONT'D)

[b]  Summary of realized capital gains (losses):

                                                           YEAR ENDED DECEMBER 31
                                                    1996           1995             1994
------------------------------------------------------------------------------------------
                                                          [in thousands of dollars]
Realized capital gains (losses):
 Fixed maturities                                 $   (520)      $ 4,915          $ (9,074)
 Short-term investments                                  -            48                (2)
 Equity securities                                   2,715         3,865             1,005
 Mortgage loans                                    (13,018)       (1,965)           (8,728)
 Real estate                                           758          (828)           (1,793)
 Derivative instruments                              1,118        (7,812)                -
------------------------------------------------------------------------------------------
                                                    (8,947)       (1,777)          (18,592)
Income tax (expense) benefit                          (677)       (2,661)            3,006
Transfer to interest maintenance reserve            (1,715)        1,852             5,063
------------------------------------------------------------------------------------------
NET REALIZED CAPITAL (LOSSES)                     $(11,339)      $(2,586)         $(10,523)
==========================================================================================

Proceeds from sales and maturities of fixed maturity investments for the years ended December 31, 1996, 1995, and 1994 were $321,755,000, $287,100,000 and
$372,374,000, respectively.  Gross gains of $3,345,000, $5,626,000 and
$5,923,000, and gross losses of $3,865,000, $711,000 and $14,997,000, respectively, were realized on those sales for the years ended December 31, 1996, 1995 and 1994. Gross gains of $2,896,000, $4,150,000 and $1,756,000, and gross losses of $181,000, $285,000 and $751,000, respectively, were realized on sales of equity securities for the years ended December 31, 1996, 1995 and 1994.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

[c] The amortized cost, carrying value, gross unrealized gains, gross unrealized losses and fair values of fixed maturity investments by security type are as follows:

                                                                  DECEMBER 31, 1996
                                   ------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                       AMORTIZED       CARRYING      UNREALIZED     UNREALIZED
                                         COST            VALUE         GAINS          LOSSES     FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                                                              [in thousands of dollars]
United States Government
 agencies and authorities             $  446,845      $  446,845      $31,369       $(1,693)     $  476,521
States, municipalities, and
 other political subdivisions              2,073           2,073          126             -           2,199
Foreign governments                          826             826            -             -             826
Public utilities                          95,228          93,707        1,746        (1,184)         94,269
Mortgage-backed securities               132,547         132,547            -             -         132,547
All other corporate bonds                600,786         600,785        6,490          (237)        607,038
-----------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES                $1,278,305      $1,276,783      $39,731       $(3,114)     $1,313,400
===========================================================================================================

                                                                  DECEMBER 31, 1995
                                   ------------------------------------------------------------------------
                                                                       GROSS          GROSS
                                       AMORTIZED       CARRYING      UNREALIZED     UNREALIZED
                                         COST            VALUE         GAINS          LOSSES     FAIR VALUE
-----------------------------------------------------------------------------------------------------------
                                                              [in thousands of dollars]
United States Government
 agencies and authorities             $  476,868      $  476,868      $61,672       $  (640)     $  537,900
States, municipalities, and
 other political subdivisions              2,568           2,568          207             -           2,775
Foreign governments                        1,375           1,375            -             -           1,375
Public utilities                         102,300         100,758        2,687          (827)        102,618
Mortgage-backed securities               136,954         136,954            -             -         136,954
All other corporate bonds                522,322         519,325        7,318          (225)        526,418
-----------------------------------------------------------------------------------------------------------

TOTAL FIXED MATURITIES                $1,242,387      $1,237,848      $71,884       $(1,692)     $1,308,040
===========================================================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

Differences between the amortized cost and carrying value for fixed maturity securities are due to the NAIC statutory requirement for fixed maturity securities in default that the carrying value be set at the lower of amortized cost or fair value.

Unrealized gains and losses on fixed maturities are based on NAIC required fair values. For the years ended December 31, 1996, 1995 and 1994, there were changes in net unrealized gains and (losses) on fixed maturities of $(33,575,000), $88,640,000 and $(63,074,000), respectively. These unrealized gains and losses are not reflected in the accompanying financial statements. The Company's investment policy, generally, is to hold fixed maturity investments until maturity. However, under certain circumstances where there are changes in the business or financial fundamentals, individual securities may be liquidated prior to maturity.

[d] The carrying value and the NAIC fair value of fixed maturity investments by maturity date are shown below. Mortgage-backed securities were included in the various categories in accordance with their scheduled maturity table.

                                                       DECEMBER 31, 1996
                                         -------------------------------------
                                                  CARRYING             FAIR
                                                   VALUE               VALUE
------------------------------------------------------------------------------
                                                   [in thousands of dollars]
1 year or less                                  $  107,051          $  107,024
Over 1 year through 5 years                        289,727             291,058
Over 5 years through 10 years                      278,115             281,367
Over 10 years                                      601,890             633,951
------------------------------------------------------------------------------
                                                $1,276,783          $1,313,400
==============================================================================

[e] Unrealized capital gains and losses, resulting from carrying marketable equity securities at fair value in the accompanying financial statements, are recorded directly in surplus. The changes in the unrealized gains (losses) on marketable equity securities were $45,000, $(397,000) and $(902,000) for the years ended December 31, 1996, 1995 and 1994, respectively. The accumulated gross unrealized gains and accumulated gross unrealized losses on marketable equity securities were as follows:

                                                 1996        1995        1994
------------------------------------------------------------------------------
                                                   [in thousands of dollars]
Gross unrealized gains                          $2,594      $2,607      $3,505
Gross unrealized losses                           (179)       (237)       (738)
------------------------------------------------------------------------------
Net unrealized gains                            $2,415      $2,370      $2,767
==============================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

3. INVESTMENTS (CONT'D)

[f] The carrying value and fair value of the Company's investments in mortgage loans and policy loans were as follows at December 31, 1996.

                                                    CARRYING          FAIR
                                                      VALUE           VALUE
-----------------------------------------------------------------------------
                                                    [in thousands of dollars]
Commercial mortgages                                $886,124         $958,599
Write-downs on mortgage loans                         (4,935)               -
-----------------------------------------------------------------------------
                                                    $881,189         $958,599
-----------------------------------------------------------------------------
Policy loans                                        $ 11,461         $ 11,461
=============================================================================

The Company's distribution of mortgage loans by property type and by the ten most significant states follows:

                                                        DECEMBER 31, 1996
-----------------------------------------------------------------------------
                                                     AMOUNT           PERCENT
-----------------------------------------------------------------------------
                                                      [thousands of dollars]
PROPERTY TYPE
Apartments and townhomes                            $398,163             45.2%
Retail                                               240,489             27.3%
General office buildings                              92,477             10.5%
Industrial and warehouse                             107,146             12.2%
Other                                                 47,849              5.4%
Write-downs on mortgage loans                         (4,935)            (0.6)%
-----------------------------------------------------------------------------
Total                                               $881,189            100.0%
-----------------------------------------------------------------------------


                                                        DECEMBER 31, 1996
-----------------------------------------------------------------------------
                                                     AMOUNT           PERCENT
-----------------------------------------------------------------------------
STATE

California                                          $169,937             19.3%
Pennsylvania                                          96,195             10.9%
Ohio                                                  95,399             10.8%
Michigan                                              87,731             10.0%
New York                                              86,262              9.8%
Illinois                                              62,513              7.1%
Oregon                                                45,212              5.1%
New Jersey                                            42,112              4.8%
Nevada                                                34,830              4.0%
Maryland                                              27,913              3.2%
Other                                                138,020             15.6%
Write-downs on mortgage loans                         (4,935)            (0.6)%
-----------------------------------------------------------------------------
Total                                               $881,189            100.0%
=============================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

3. INVESTMENTS (CONT'D)

The mortgage loans are typically collateralized by the related properties, and the loan-to-value ratios at the date of loan origination generally do not exceed 75%. The Company's exposure to credit loss in the event of non-performance by the borrowers, assuming that the associated collateral proved to be of no value, is represented by the outstanding principal and accrued interest balances of the respective loans. Increases to the mortgage loan loss reserve were $5,342,000, $7,119,000 and $3,817,000, and decreases to the mortgage loan loss reserve were $12,139,000, $3,906,000 and $8,635,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Accumulated depreciation on investment real estate was $545,000 and $392,000 as of December 31, 1996 and 1995, respectively. No investment in any persons or their affiliates exceeded 10% of capital and surplus as of December 31, 1996 and 1995.

The maximum and minimum lending rates for new mortgage loans in 1996 were 8.875% and 7.375%, respectively.

Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law without the buildings.

At December 31, 1996 the Company held one mortgage loan with a carrying value of $4,531,156 on which interest of $1,058,397 was more than one year overdue. At December 31, 1995 the Company held mortgages with a carrying value of $17,875,002 on which interest of $1,361,140 was more than one year overdue. During 1996, the Company did not reduce interest rates on any outstanding mortgage loans. At December 31, 1996 the Company had no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement. At December 31, 1996 the Company had no outstanding amounts which had been advanced for mortgage loans.

Due and accrued income was excluded from investment income on mortgage loans where due and unpaid was more than three months. The total amount excluded as of December 31, 1996 was $1,168,467. There was no amount excluded for 1995.

At December 31, 1996 and 1995 the Company held $869,201 and $3,472,786, respectively, in mortgages with prior outstanding liens.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

3. INVESTMENTS (CONT'D)

[g] The following tables represent a summary of investments held as of December 31, 1996 and 1995.

                                             DECEMBER 31, 1996
                                 ---------------------------------------------
                                        COST OR
                                       AMORTIZED        FAIR         CARRYING
                                         COST           VALUE          VALUE
------------------------------------------------------------------------------
                                             [in thousands of dollars]
Fixed  maturities [ note 3[c] ]       $1,278,305     $1,313,400     $1,276,783
Common stocks                              9,879         12,294         12,294
Real estate                               20,763         22,150         20,613
Mortgage loans on real estate            886,124        958,978        881,189
Policy loans                              11,461         11,461         11,461
Other long-term investments                1,773          1,773          1,773
Short-term investments                    59,321         59,321         59,321
------------------------------------------------------------------------------

TOTAL INVESTMENTS                     $2,267,626     $2,379,377     $2,263,434
==============================================================================

                                             DECEMBER 31, 1995
                                 ---------------------------------------------
                                        COST OR
                                       AMORTIZED        FAIR         CARRYING
                                         COST           VALUE          VALUE
------------------------------------------------------------------------------
                                             [in thousands of dollars]
Fixed  maturities [note 3[c]]         $1,242,387     $1,308,040     $1,237,848
Common stocks                              7,580          9,950          9,950
Real estate                                8,908          8,308          8,308
Mortgage loans on real estate            911,232      1,024,761        899,501
Policy loans                              12,285         12,285         12,285
Other long-term investments                2,457          2,457          2,457
Short-term investments                    45,985         45,985         45,985
------------------------------------------------------------------------------

TOTAL INVESTMENTS                     $2,230,834     $2,411,786     $2,216,334
==============================================================================

[h] The following table presents the fair values and carrying amounts for the Company's derivative instruments:


                                                       DECEMBER 31, 1996
                                        --------------------------------------
                                                      FAIR         CARRYING
                                                      VALUE          VALUE
------------------------------------------------------------------------------
                                                    [in thousands of dollars]
Interest rate futures                                $  377         $  377
Interest rate swaps                                   7,744              -

CANADA LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS
December 31, 1996

3. INVESTMENTS (CONT'D)

                                                        DECEMBER 31, 1995
                                        --------------------------------------
                                                      FAIR         CARRYING
                                                      VALUE          VALUE
      ------------------------------------------------------------------------
                                                    [in thousands of dollars]
      Interest rate futures                           $  609         $  609
      Interest rate swaps                              5,025              -

[i] The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with actuarial reserves liability in the balance sheet) are as follows:


                                                      DECEMBER 31, 1996
                                        --------------------------------------
                                                 FAIR VALUE     CARRYING VALUE
      ------------------------------------------------------------------------
                                                   [in thousands of dollars]
      Investment contracts                            $547,142       $531,508

                                                      DECEMBER 31, 1995
                                        --------------------------------------
                                                 FAIR VALUE    CARRYING VALUE
      ------------------------------------------------------------------------
                                                   [in thousands of dollars]
      Investment contracts                            $584,696       $529,124

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

4. FEDERAL INCOME TAXES

As of December 31, 1996 and 1995, federal income taxes receivable (payable) were $4,656,000 and $(3,470,000), respectively.

During 1996, 1995 and 1994, the Company made cash payments (net of refunds received) on behalf of federal income taxes of $6,465,000, $4,225,000 and $4,802,000, respectively.

The statutory federal income tax provision amount at the statutory rate of 35% for 1994, 1995 and 1996 differs from the effective tax provision amount as follows:

                                                                          YEARS ENDED DECEMBER 31
                                                                   1996            1995            1994
--------------------------------------------------------------------------------------------------------
                                                                         [in thousands of dollars]
Computed income taxes at statutory rate                          $ 6,615         $ 7,899         $ 5,569
Increase (decrease) in income taxes resulting from:
 Policyholder dividends                                              (64)              5            (120)
 Deferred reinsurance commissions net of amortization                  -             (46)           (247)
 Amortization of interest maintenance reserve                       (307)           (343)           (453)
 Income tax (over) provision                                      (2,350)         (1,257)         (1,932)
 Amortization of prior year change in reserves                      (591)           (206)           (207)
 Discount accrual                                                 (1,519)           (700)           (889)
 Reserve differences                                                  82           2,278           4,305
 Deferred acquisition cost tax                                        (3)            (14)            158
 Bad debt on mortgages                                            (3,857)           (688)         (3,055)
 Losses on options                                                     -             (25)              -
 Futures losses                                                      391          (2,640)              -
 Mortgage prepayment penalties                                      (722)           (556)              -
 Other                                                               335             128            (492)
--------------------------------------------------------------------------------------------------------
Federal income taxes (benefit)                                   $(1,990)        $ 3,835         $ 2,637
========================================================================================================

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

5. ACTUARIAL RESERVES

All policies, except variable annuities and institutional investment products, were acquired through coinsurance reinsurance agreements with the Parent. The reserves established meet the requirements of the Insurance Law and regulations of the State of Michigan and are consistent with the reserving practices of the Parent.

Certain reserving practices for life and annuity reserves are as follows:

[a] The Company waives deduction of deferred fractional premium upon death of the insured for all issues and returns any portion of the final premium beyond the date of death from 1980 and later issues. For 1980 and later issues, the Company's reserves are calculated on a continuous basis to reflect the above practice. For issues prior to 1980, annual premium is assumed in the reserve calculation and for policies with premium frequency other than annual, the Company holds a separate NDDFP reserve which is the present value of a death benefit of half of the gross premium for the balance of the policy premium paying period.

     Some policies promise a surrender value in excess of the reserve as legally computed. This excess is calculated on a policy by policy basis.

[b] Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction. For policies, issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is 45% of the gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated at the excess of the reserve on rated mortality over that on standard mortality.

[c] At the end of 1996 and 1995 respectively, the Company had $0 of insurance in-force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Michigan.

[d] The Tabular Interest has been determined from the basic data for the calculation of policy reserves.

     The Tabular Less Actual Reserve Released has been determined by formula.

     The Tabular Cost has been determined from the basic data for the calculation of policy reserves.

[e] The Tabular Interest on funds not involving life contingencies was determined by formula.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS
December 31, 1996

5. ACTUARIAL RESERVES (CONT'D)

[f]  There were no significant "Other Increases."

Withdrawal characteristics of annuity actuarial reserves and deposit liabilities as at December 31, 1996 are as follows:

                                                                                 AMOUNT          % OF TOTAL
                                                                                 ------          ----------
Subject to discretionary withdrawal with adjustment
 -with market value adjustment                                              $  120,931,028           5.7%
 -at book value less surrender charge                                          192,824,778           9.1%
                                                                            --------------         -----
Subtotal                                                                       313,755,806          14.8%
Subject to discretionary withdrawal without adjustment
 -at book value (minimal or no charge adjustment)                              194,479,020           9.1%
Not subject to discretionary withdrawal provision                            1,618,150,093          76.1%
                                                                            --------------         -----

Total annuity actuarial reserves and deposit fund liabilities (gross)        2,126,384,919         100.0%
                                                                            --------------         -----

Less: reinsurance                                                                        -
                                                                            --------------
Total annuity actuarial reserves and deposit fund liabilities (net)         $2,126,384,919
                                                                            ==============

In March 1995 the NAIC adopted Actuarial Guideline 33 (AG 33) which codified the basic interpretation of CARVM and applies to all individual annuities issued on or after January 1, 1981. The effective date of AG 33 was December 31, 1995. AG 33 required that the reserve held be the greatest actuarial present value of any possible future cash value or other benefit. A three year phase-in period was allowed to recognize any reserve increase as a result of implementation of AG 33. The Company implemented AG 33 effective December 31, 1995, and recognized in 1995 an expense of $4,477,000 for additional current reserves and a decrease in surplus of $6,523,000 for the cumulative effect on reserves for prior years. The Company recognized an additional expense of $1,430,000 in 1996 to complete the phase in of AG 33.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

6. POLICYHOLDER DIVIDENDS

Participating insurance accounts for 100% of the ordinary life insurance in-force and premium income from ordinary life insurance as of December 31, 1996 and 1995. Policyholder dividends represent amounts reimbursed to the Parent on behalf of the participating business reinsured by the Company.

7. RELATED PARTY TRANSACTIONS

REINSURANCE

The Company has entered into coinsurance agreements with its Parent. The effect of the agreements is to have the Company assume certain existing and future insurance and annuity business of the Parent. Except for variable annuity contracts and institutional investment products issued, all premiums for insurance and annuity considerations and benefit expenses recorded for the years ended December 31, 1996, 1995, and 1994 were the result of the coinsurance agreements. As of December 31, 1996, 1995, and 1994, $(16,596,053), $3,342,280, and $(4,466,448) respectively, were receivable
(payable) from (to) the Parent under the agreements.

Information regarding premiums is as follows:

                                                          YEARS ENDED DECEMBER 31
                                                          -----------------------
                                                         [in thousands of dollars]
                                      Percentage                       Percentage                   Percentage
                                       of Total                         of Total                     of Total
                          1996         Premiums           1995          Premiums          1994       Premiums
                          ----         --------           ----          --------          ----       --------
Direct premiums         $124,862         42.2%          $123,170          37.8%         $ 26,676          9.0%

Assumed
premiums                 170,678         57.8%           203,026          62.2%          269,519         91.0%
                        -------------------------------------------------------------------------------------
Total premiums
for insurance and
annuity contracts       $295,540        100.0%          $326,196         100.0%         $296,195        100.0%
                        =====================================================================================

Direct premiums above represent premiums earned from variable annuity products and institutional investment products issued.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

7.  RELATED PARTY TRANSACTIONS (CONT'D)

Information regarding ordinary life insurance in-force is as follows:

                                                                  AS OF DECEMBER 31
                                                                  -----------------
                                                              [in thousands of dollars]
                                                             Percentage of                      Percentage
                                                               Total                             of Total
                                                1996          In-Force             1995          In-Force
                                                ----          --------             ----          ---------
Direct life insurance in-force                        -            -                      -            -

Assumed life insurance in-
 force                                      $49,354,000        100.0%           $52,721,000        100.0%
                                            ------------------------------------------------------------

Total life insurance in-force               $49,354,000        100.0%           $52,721,000        100.0%
                                            ============================================================

OTHER

In addition to the coinsurance agreements mentioned above, the Company has a service agreement with its Parent. This agreement requires the Parent to perform various administrative and other services for the Company and its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the cost of these services amounted to $6,378,851, $7,686,114, and $4,519,609, respectively.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

7. RELATED PARTY TRANSACTIONS (CONT'D)

As of December 31, 1996 and 1995, the amounts receivable and payable to its Parent and affiliates, which include the above reinsurance amounts as well as outstanding administrative expenses, are as follows:

                                                                  DECEMBER 31
                                                            1996                1995
--------------------------------------------------------------------------------------
                                                            [in thousands of dollars]
Payable:
 Canada Life Assurance Company                             $18,629              $6,320
 Canada Life of America Series Fund, Inc.                       48                   -
Receivable:
 CL Capital Management, Inc.                                    92                 156
 Canada Life of America Series Fund, Inc.                        -                  49
--------------------------------------------------------------------------------------
                                                           $18,585              $6,115
--------------------------------------------------------------------------------------

SEPARATE ACCOUNTS

The Company's non-guaranteed separate variable accounts represent primarily funds invested in variable annuity policies issued by the Company. The assets of these funds are invested in either shares of Canada Life of America Series Fund, Inc., an affiliated, diversified, open-ended management investment company, shares of five unaffiliated management investment companies, or in funds managed by CL Capital Management, Inc., an investment management subsidiary.

Information regarding the Separate Accounts of the Company is as follows:

                                                             YEARS ENDED DECEMBER 31
                                                            1996                 1995
   ------------------------------------------------------------------------------------
                                                             [in thousands of dollars]
   Premiums, considerations, or deposits received          $129,475            $111,252
   Reserves, subject to discretionary withdrawal - at
     market with current surrender charges                 $350,886            $264,143

CANADA LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

December 31, 1996

7. RELATED PARTY TRANSACTIONS (CONT'D)

A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

                                                            YEARS ENDED DECEMBER 31
                                                -----------------------------------------------
                                                           [in thousands of dollars]
                                                   1996              1995                 1994
                                                   ----              ----                 ----
Transfers as reported in the Summary
 of Operations of the Separate
 Accounts Statement:
  Transfers to Separate Accounts                $129,475          $ 253,914             $17,877
  Transfers from Separate Accounts                80,018             30,998               4,551
                                                -----------------------------------------------

Net transfers to Separate Accounts                49,457            222,916              13,326
Reconciling adjustments:
 (a)  Gains/losses transferred                       303               (192)                 34
 (b)  Separate Account liability
      assumed on acquisition                           -           (123,757)                  -
 (c)  Transfers to Managed Accounts               48,942                  -                   -
                                                -----------------------------------------------
Transfers as reported in the
 Summary of Operations of the
 Life, Accident & Health Annual
 Statement                                      $ 98,702          $  98,967             $13,360
                                                ===============================================

ACQUISITIONS

The Company acquired on January 1, 1995 all of the outstanding stock of CL Capital Management, Inc., (CLCM) for an adjusted purchase price of $187,649. The acquisition was accounted for using the equity method and the Company recognized a $124,934 charge to surplus for the premium over the fair value of the stock acquired. On April 30, 1995 the Company contributed its wholly-owned investment management subsidiary, Canada Life of America Investment Management, Inc., to CLCM in exchange for 5,000 shares of CLCM preferred stock. On September 1, 1995, the Company acquired a block of separate account business containing assets and liabilities of $142,661,940 for $100,000. As part of the transaction, the Company invested $6,613,851 in seed money in the separate account funds acquired.

CANADA LIFE INSURANCE COMPANY OF AMERICA

                        NOTES TO FINANCIAL STATEMENTS

December 31, 1996

8.  CAPITAL STOCK

The Company has two classes of capital stock: redeemable preferred stock ($10.00 par value) and common stock ($10.00 par value), ranked in order of liquidation preference. The preferred shares have no interest rate assigned, are non-voting and are redeemable by the Company at any time at a redemption price of $10.00 per share.

9.  MINIMUM CAPITAL AND SURPLUS AND OTHER REGULATORY
    REQUIREMENTS

Under applicable Michigan Insurance Law, the Company is required to maintain a minimum capital of $1,000,000 and initial surplus of $500,000. The Company's capital and surplus exceeds the NAIC's "Risk Based Capital" requirement at the end of 1996. Also, the Company is subject to insurance regulatory restrictions that stipulate that shareholder dividends may only be paid from its surplus earnings unless the Commissioner approves the dividend prior to payment.

In accordance with statutory requirements, bonds carried at a value of $4,562,418 and $4,587,000 were on deposit with insurance regulatory authorities at December 31, 1996 and 1995, respectively.

10. DERIVATIVE INSTRUMENTS

The Company is party to various derivative instruments used to hedge specific asset and liability interest rate risks. Management actively monitors the use and level of these instruments to ensure that credit and liquidity risks are maintained within pre-approved levels. Interest rate swaps are an off-balance sheet item. Futures are valued at initial margin deposit adjusted for unrealized gains and losses.

The notional amounts and the carrying amounts of outstanding derivative instruments are as follows:

                                              NOTIONAL                        CARRYING
                                               AMOUNT                          AMOUNT
                                             DECEMBER 31                     DECEMBER 31
                                        1996            1995             1996          1995
                                     ---------------------------------------------------------
                                     [in thousands of dollars]       [in thousands of dollars]
Interest rate swaps                   $ 7,744         $15,000               -             -
Futures (government bonds)             52,400          27,200            $377          $609
                                     ---------------------------------------------------------

Total                                 $60,144         $42,200            $377          $609
                                     =========================================================

The Company's involvement in derivative instruments may also subject it to market risk which is associated with adverse movements in the underlying interest rates, equity prices and commodity prices. Since the Company's investment in derivative instruments is confined to hedging activities, market risk is minimal.

                                     PART C

                               OTHER INFORMATION

PART C

                              OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements


     All required financial statements are included in Part B of this registration statement.

(b) Exhibits



     (1) Resolution of the Board of Directors of Canada Life Insurance Company of America (CLICA) authorizing establishment of the Variable Account


     (2) Not applicable.


     (3) (a) Form of Distribution Agreement
         (b) Form of Selling Agreement


     (4) (a) Form of Annuity Policy
         (b) Riders and Endorsements

     (5) Form of Application


     (6) (a) Certificate of Incorporation of CLICA
         (b) By

     (7) Not applicable

     (8) (a)(a) Participation Agreement Between Canada Life Series Fund and
                Canada Life of America
         (a)(b) Participation Agreement Between Dreyfus Corporation and Canada Life of America
         (a)(c) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life of America
         (a)(d) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life of America
         (a)(e) Participation Agreement Between Fidelity Distributors Corporation and Canada Life of America

          (a)(f) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of America
          (b)    Service Agreement

     (9)  Opinion and Consent of Counsel


     (10) (a) Consent of Counsel
          (b) Consent of Independent Counsel
          (c) Consent of Independent Auditors


     (11) No items are omitted from Item 23.

     (12) Subscription Agreement



     (13) Sample Performance Data Calculation

Item 25.   Directors and Officers of the Depositor



            Name and Principal
            Business Address         Positions and Offices with Depositor
            ------------------       ------------------------------------
            D. A. Nield (1)          Chairman & Director
            D. A. Loney (2)          President & Director
            G. E. Hughes (2)         Agency Vice President
            W. S. McIlwaine (2)      Group Sales Vice-President
            F. D'Ambra (2)           Annuity & Investment Products Vice-President
            D. D. Myers (2)          Accounting Officer
            P. D. Cochrane (1)       Administrative Officer
            M. L. Craft (2)          Administrative Officer
            K. T. Ledwos (2)         Actuary & Director
            S. Benedetti (2)         Marketing Actuary
            J. G. Deskins(2)         Marketing Actuary
            M. G. Libenson(1)        Internal Auditor
            R. W. Linden (1)         Secretary
            D. A. Hopkins (2)        Assistant Secretary
            D. V. Rough (1)          Assistant Treasurer
            E. P. Ovsenny (1)        Assistant Treasurer
            D. N. Rattray (1)        Assistant Treasurer
            G. N. Isaac (1)          Treasurer
            B. J. Lynch (1)          Assistant Treasurer
            M. V. Sim (1)            Assistant Treasurer
            K. J. J. Fillman (2)     Product Manager Investment Management Services
            S. H. Zimmerman (3)      Director
            H.A. Rachfalowski (1)    Director
            K.A. Phelan (2)          Assistant Treasurer



      (1) The business address is 330 University Avenue, Toronto, Ontario, Canada M5G 1R8.
      (2) The business address is 6201 Powers Ferry Road, NW, Suite 600, Atlanta, Georgia 30339.
      (3) The business address is 800 Michigan National Tower, Lansing, Michigan 48933.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                     PERCENT OF                            PRINCIPAL
NAME                                 JURISDICTION    VOTING SECURITIES OWNED               BUSINESS
----                                ---------------  -----------------------               --------
The Canada Life Assurance Company       Canada       Mutual Company                        Life and Health
                                                                                           Insurance

Canada Life Insurance Company of       New York      Ownership of voting securities        Life and Health
New York                                             through Canada Life                   Insurance

Adason Properties Limited               Canada       Ownership of all voting securities    Property Management
                                                     through Canada Life

Canada Life Irish Operations            England      Ownership of all voting securities    Life and Health
Limited                                              through Canada Life                   Insurance

Canada Life Unit Trust Managers         England      Ownership of all voting securities    Unit Trust
Limited                                              through Canada Life Irish             Management
                                                     Operations

Canada Life Mortgage Services Ltd.      Canada       Ownership of all voting securities    Mortgage Portfolios
                                                     through Canada Life

The CLGB Property Company Limited       England      Ownership of all voting securities    Real Estate
                                                     through Canada Life Irish             Investment
                                                     Operations

CLASSCO Benefit Services Limited        Canada       Ownership of all voting securities    Administrative
                                                     through Canada Life                   Services

Canada Life Casualty Insurance          Canada       Ownership of all voting securities    Property and
Company                                              through Canada Life Insurance         Casualty Insurance

Canada Life Investment Management       Canada       Ownership of all voting securities    Investment
Limited                                              through Canada Life                   Counseling

Sherway Centre Limited                  Canada       Ownership of all voting securities    Real Estate Broker
                                                     through Canada Life

The Canada Life Assurance Company   Rep. of Ireland  Ownership of all voting securities    Life and Health
of Ireland Limited                                   through Canada Life Irish             Insurance
                                                     Operations

Canlife - IBI Investment Services   Rep. of Ireland  Ownership of 50% of voting            Unit Trust
Limited                                              securities through Canada Life Ass.   Management
                                                     (Ireland) Limited and 50% by the
                                                     Investment Bank of Ireland

Canada Life Financial Services          England      Ownership of all voting securities
Company Limited                                      through Canada Life Irish             Life Insurance
                                                     Operations

F.S.D. Investments Ltd.             Rep. of Ireland  Ownership of all voting securities    Unit Fund Sales and
                                                     through Canada Life Assurance         Management
                                                     (Ireland) Limited

                                                     PERCENT OF                            PRINCIPAL
NAME                                 JURISDICTION    VOTING SECURITIES OWNED               BUSINESS
----                                ---------------  -----------------------               --------
Canada Life Insurance Company of          US         Canada Life                           Life and Health
America                                                                                    Insurance

Canada Life of America Financial        Georgia      Ownership of all voting securities    Broker Dealer
Services Inc.                                        through CLICA

Canada Life of America Series          Maryland      Ownership of all voting securities    Mutual Fund
Fund, Inc.                                           through CLICA

CLMS Realty Ltd.                        Canada       99% of the common shares and 100%     Realtor
                                                     of the convertible preference
                                                     shares are owned by Canada Life

Canada Life Pension & Annuities     Rep. of Ireland  Ownership of all voting securities    Life Assurance
(Ireland) Limited                                    through Canada Life Assurance
                                                     (Ireland) Limited

CLAI Limited                        Rep. of Ireland  Ownership of all voting securities    Holding, Service,
                                                     through Canada Life Ireland           Management, and
                                                     Holdings Limited                      Investment Company


The Canada Life Assurance           Rep. of Ireland  Ownership of all voting securities    Life Insurance,
(Ireland) Limited                                    through CLAI Limited and the Canada   Pension, and
                                                     Life Assurance Company of Ireland     Annuity

CL Capital Management, Inc.             Georgia      Ownership of all voting securities    Investment Advisor
                                                     through CLICA

Canada Life Capital Corporation         Canada       Ownership of all voting securities    External Sources of
Inc.                                                 through Canada Life                   Capital

Canada Life Securing Corporation        Canada       Ownership of all voting securities    Holding Company
Inc.                                                 through Canada Life

The Canada Life Group (UK) Limited      England      Ownership of all voting securities    Holding Company
                                                     through Canada life

Canada Life Holdings (UK) Limited       England      The Canada Life Group (UK) Limited    Holding Company

The Canada Life Assurance Company       England      The Canada Life Group (UK) Limited    Life and Health
of Great Britain Limited                                                                   Insurance

Canada Life Management (UK)             England      The Canada Life Group (UK) Limited    Unit Trust Sales &
Limited                                                                                    Management

Canada Life Group Services (UK)         England      The Canada Life Group (UK) Limited    Administrative
Limited                                                                                    Services

Canada Life Trustee Services (UK)       England      The Canada Life Group (UK) Limited    Trustee Services
Limited

Canada Life Ireland Holdings            Ireland      Canada Life Irish Operations Limited  Holding Company
Limited

Item 27.  Number of Policy Owners


        As of December 31, 1996, there are 730 owners of Nonqualified Policies and 1,213 owners of Qualified Policies.

Item 28.  Indemnification

Canada Life Insurance Company of America's By-Laws provide in Article II,
Section 10 as follows:

In addition to any indemnification to which a person may be entitled to under common law or otherwise, each person who is or was a director, an officer, or an employee of this Corporation, or is or was serving at the request of the Corporation as a director, an officer, a partner, a trustee, or an employee of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprises, whether profit or not, shall be indemnified by the Corporation to the fullest extent permitted by the laws of the State of Michigan as they may be in effect from time to time. This Corporation may purchase and maintain insurance on behalf of any such person against any liability asserted against and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the corporation would have power to indenmify such person against such liability under the laws of the State of Michigan.

In addition, Sections 5241 and 5242 of the Michigan Insurance Code generally provides that a corporation has the power (and in some instances the obligation) to indemnify a director, officer, employee or agent of the corporation, or a person serving at the request of the corporation as a director, officer, partner, trustee, employee or agent of another corporation or other entity (the "indemnities") against reasonably incurred expenses in a civil, administrative, criminal or investigative action, suit or proceeding if the indemnitee acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation or its shareholders or policyholders (or, in the case of a criminal action, if the indemnitee had no reasonable cause to believe his or her conduct was unlawful).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinon of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company act of 1940.

The following table provides certain information with respect to each director and officer of CLAFS.

            NAME AND PRINCIPAL         POSITIONS AND OFFICES
            BUSINESS ADDRESS             WITH UNDERWRITER
            ------------------  -----------------------------------

            D.A. Loney**        Chairman and Director
            D.A. Hopkins**      Secretary
            D.V. Rough*         Treasurer
            R.W. Linden*        Assistant Secretary
            K.T. Ledwos*        Administrative Officer and Director
            F. D'Ambra**        President and Director
            K.J. Fillman**      Administrative Officer
            D.D. Myers**        Accounting Officer
            B. Smith**          Administrative Officer

-----------------
*    The business address is 330 University Avenue, Toronto, Ontario, Canada
     M5G1RS.
** The business address is 6201 Powers Ferry Road, N.W., Suite 600, Atlanta, Georgia 30339.

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by CLICA at its Executive Office at 330 university Avenue, Toronto, Canada M5G1R8 and at 6201 Powers Ferry Rd., N.W., Atlanta, Georgia 30339.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32
Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statment of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to CLICA at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under
     Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

     (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

     (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

     (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions inmposed by Section 403(b)(11) to the attention of such individuals;

     (4) Obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by
     Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

     The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) "Canada Life Insurance Company of America hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of America."

STATEMENT PURSUANT TO RULE 6c-7

CLICA and the Variable Account rely on 17 C.F.R., Section 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, CLICA and the Variable Account are exempt from the provisions of
Section 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment Number 13 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto, and the Province of Ontario on the 24th day of April, 1997.

                                CANADA LIFE INSURANCE COMPANY OF AMERICA



                                VARIABLE ANNUITY ACCOUNT 1

                                By /s/ D. A. Loney
                                   ----------------------------------------
                                   D. A. Loney, President
                                   Canada Life Insurance Company of America

                                CANADA LIFE INSURANCE COMPANY OF AMERICA


                                By /s/ D. A. Loney
                                   ----------------------------------------
                                   D. A. Loney, President

As required by the Securities Act of 1933, this Post-Effective Amendment Number 13 has been signed by the following persons in the capacities and on the dates indicated.

     SIGNATURE                         TITLE                      DATE
---------------------           ---------------------           --------

/s/ D. A. Nield                 Chairman and Director           04/24/97
---------------------
    D. A. Nield

/s/ D. A. Loney                 President and Director          04/24/97
---------------------
    D. A. Loney

/s/ K. T. Ledwos                Director                        04/24/97
---------------------
    K. T. Ledwos

/s/ S. H. Zimmerman             Director                        04/24/97
---------------------
    S. H. Zimmerman

/s/ D. D. Myers                 Accounting Officer              04/24/97
---------------------
    D. D. Myers

                                 EXHIBIT INDEX

EXHIBIT   DESCRIPTION OF EXHIBIT
-------   ----------------------
1         Resolution of the Board of Directors of Canada Life Insurance Company of
          America (CLICA) Authorizing Establishment of the Variable Account 1

3 (a)     Form of Distribution Agreement

3 (b)     Form of Selling Agreement

4 (a)     Form of Annuity Policy

4 (b)     Riders and Endorsements

5         Form of Application

6 (a)     Certificate of Incorporation of Canada Life Insurance Company of America.

6 (b)     By-Laws of Canada Life Insurance Company of America

8 (a)(a)  Participation Agreement Between Canada Life Series Fund and Canada
          Life of America

8 (a)(b)  Participation Agreement Between Dreyfus Corporation and Canada
          Life of America

8 (a)(c)  Participation Agreement Between montgomery Asset Management, L.P.
          and Canada Life of America

8 (a)(d)  Participation Agreement Between Fred Alger and Company, Inc. and
          Canada Life of America

8 (a)(e) Participation Agreement Between Fidelity Distributors Corporation and Canada Life of America

8 (a)(f)  Participation Agreement Among Berger Institutional Products Trust and Canada
          Life Insurance Company of America.

8 (b)     Service Agreement

9         Opinion and Consent of Counsel

10 (a)    Consent of Counsel

                                 EXHIBIT INDEX

EXHIBIT  DESCRIPTION OF EXHIBIT
-------  ----------------------

10 (b)   Consent of Independent Counsel

10 (c)   Consent of Independent Auditors

12       Subscription Agreement

13       Sample Performance Data Calculation